Citi	(SM)
Cash Reserves
ANNUAL REPORT AUGUST 31, 2002

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

T A B L E O F C O N T E N T S

Letter to Our Shareholders	1

Fund Facts	3

Fund Performance	4

Citi Cash Reserves

Statement of Assets and Liabilities	5

Statement of Operations	6

Statements of Changes in Net Assets	7

Financial Highlights	8

Notes to Financial Statements	9

Report of Independent Accountants	12

Additional Information	13

Cash Reserves Portfolio

Portfolio of Investments	18

Statement of Assets and Liabilities	22

Statement of Operations	22

Statements of Changes in Net Assets	23

Financial Highlights	24

Notes to Financial Statements	25

Report of Independent Accountants	27

L E T T E R  TO  O U R  S H A R E H O L D E R S

Dear Shareholder:

We are pleased to provide the annual report for Citi(SM) Cash Reserves (the “Fund”) for the year ended August 31, 2002. In this report, we summarize what we believe to be the period’s prevailing economic and market conditions and outline our investment strategy. A detailed summary of the Fund’s performance can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

R. JAY GERKEN Chairman	KEVIN KENNEDY Portfolio Manager

Special Notice to Shareholders:

We are pleased to report that R. Jay Gerken, a managing director of Salomon Smith Barney, Inc., has been elected Chairman of the Board of the Fund, and is also replacing Heath B. McLendon in his role, who has been appointed chairman of Salomon Smith Barney’s new Equity Research Policy Committee. Previously, Jay managed the Smith Barney Growth and Income Fund for six years; developed and managed the Smith Barney Allocation Series Inc. from inception in 1996 through the end of 2001; and was responsible for the investment design and implementation of Citigroup Asset Management’s college savings programs with the states of Illinois and Colorado.

Performance Review

The 7-day current yield for Class N shares of the Fund was 1.25%, and its 7-day effective yield(1) was 1.26%, as of August 31, 2002.

Investment Strategy

The Fund’s goal is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital. Of course, there is no assurance that the Fund will achieve its goal. The Fund invests only in high quality, short-term money market instruments denominated in U.S. dollars. These may include obligations of U.S. and non-U.S. banks; commercial paper and asset-backed securities; short-term obligations of the U.S. government and its agencies and instrumentalities, and repurchase agreements for these obligations; and obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada.

The Fund may invest more than 25% of its assets in bank obligations, such as cer-tificates of deposit, fixed time deposits and bankers’ acceptances.

The Fund invests in securities through an underlying mutual fund, Cash Reserves Portfolio. Please note that your investment is neither insured nor guaranteed by the

(1)	The seven-day effective yield is calculated similarly to the seven-day yield but, when annualized, the income earned by an investment in a Portfolio or the Class is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the effect of the assumed reinvestment.

1

Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Portfolio Manager Market and Fund Review

The period started with the tragic events of September 11, which accelerated the U.S. economy’s decline and inspired the Federal Open Market Committee (“FOMC”)(2) to lower the targeted federal funds rate(3) (“fed funds rate”) from 3.50% at the end of August 2001 to 1.75% at their December 11th meeting – the rate’s lowest level since 1961. Short-term interest rates remained at 40-year lows during the period, even though most economists agree that the U.S. emerged from the recession in early 2002. Three month LIBOR(4) fell to 1.80% as of August 30, 2002, down from 3.49% a year earlier. The yield on the 10-Year U.S. Treasury Note fell 62 basis points(5) to 4.19% as of August 30, 2002, down from 4.81% a year earlier.

Rough economic conditions also affected the availability of investment grade(6) commercial paper during the period. During the recession, and throughout the early stages of the recovery, manufacturers continued to liquidate their inventories; reducing their need to borrow and causing a sharp drop in the issuance of commercial paper. In addition, credit quality for many U.S. corporate bonds deteriorated, further reducing the supply of investment grade commercial paper.

We increased the Fund’s exposure to U.S. government securities, higher quality asset backed commercial paper and floating rate notes during the period. The Fund invests only in “first tier” securities, which are rated in the highest short-term rating category by nationally recognized credit rating agencies such as Standard & Poor’s Ratings Service and Moody’s Investors Service,(7) or, if unrated, deemed by the Investment Manager to be of comparable quality.

Portfolio Manager Market Outlook

We continue to believe that the U.S. economy remains on track for recovery, despite the persistence of corporate accounting scandals and an extremely rocky stock market. For example, it appears that third quarter 2002 Gross Domestic Product(8)

(2)	The FOMC is a policy-making body of the Federal Reserve System responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.
(3)	The fed funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.The fed funds rate often points to the direction of U.S. interest rates.
(4)	The London Interbank Offered Rate (LIBOR) is the interest rate offered by a specific group of Lon-don banks for U.S. dollar deposits of a stated maturity. LIBOR is used as a base index for setting rates of some adjustable rate financial instruments, including Adjustable Rate Mortgages (ARMs).
(5)	A basis point is one one-hundredth (1/100 or 0.01) of one percent.
(6)	Investment grade bonds are those rated Aaa, Aa, A and Baa by Moody's Investors Service and AAA, AA, A and BBB by Standard & Poor’s Ratings Service, or that have an equivalent rating by a nationally recognized statistical rating organization or are determined by the manager to be of equivalent quality.
(7)	Moody’s Investors Service and Standard & Poor’s Ratings Service are two major credit rating agencies.
(8)	GDP is a market value of goods and services produced by labor and property in a given country.

2

(“GDP”) numbers may show an improvement over the disappointing expectations reported for the second quarter. If our assessment of this possible economic turnaround is accurate, we believe that the FOMC could begin tightening (increasing short-term interest rates) some time in early 2003. Therefore, we will assume a more cautious maturity stance in the near future as we look for opportunities to lock in more attractive yield levels that may emerge as the result of a steepening money market yield curve and less accommodative FOMC in 2003.

Thank you for your investment in Citi Cash Reserves. We look forward to continuing to help you meet your investment objectives.

Sincerely,

R. Jay Gerken	Kevin Kennedy
Chairman	Portfolio Manager

September 20, 2002

The information provided in this letter by the portfolio manager represents the opinion of the portfolio manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed are those of the portfolio manager and may differ from those of other portfolio managers or of the firm as a whole. Furthermore, there is no assurance that certain securities will remain in or out of the Fund or that the percentage of the Fund’s assets in various sectors will remain the same. Please refer to pages 18 through 21 for a list and percentage breakdown of the Fund’s holdings. Also, please note that any discussion of the Fund’s holdings, the Fund’s performance, and the portfolio manager’s views are as of August 31, 2002 and are subject to change.

F U N D  F A C T S

Fund Objective
To provide its shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.

Investment Manager	Dividends
Citi Fund Management Inc.	Declared daily, paid monthly

Commencement of Operations	Benchmarks*
August 31, 1984	• Lipper Taxable Money Market
Funds Average
• iMoneyNet, Inc. 1st Tier Taxable
Net Assets as of 8/31/02	Money Market Funds Average
$2,402.8 million

*	The Lipper Funds Average and iMoneyNet, Inc. Funds Average reflect the performance (excluding sales charges) of mutual funds with similar objectives.

Citi is a service mark of Citicorp.

3

F U N D  P E R F O R M A N C E

Total Returns

	One	Five	Ten
All Periods Ended August 31, 2002	Year	Years*	Years*

Citi Cash Reserves Class N	1.75%	4.41%	4.34%
Lipper Taxable Money Market
Funds Average	1.41%	4.18%	4.25%
iMoneyNet, Inc. 1st Tier Taxable Money Market
Funds Average	1.50%	4.30%	4.28%
* Average Annual Total Return
7-Day Yields	Class N

Annualized Current	1.25%
Effective	1.26%

The Annualized Current 7-Day Yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.

The Effective 7-Day Yield is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund’s yield more closely reflects the current earnings of the fund than does the total return.

Important Tax Information—For the fiscal year ended August 31, 2002, Class N paid $0.01737 per share to shareholders from net investment income. For such period 6.1% of dividends paid were derived from interest earned from U.S. government agency obligations.

Comparison of 7-Day Yields for Citi Cash Reserves Class N
vs. iMoneyNet, Inc. 1st Tier Taxable Money Market Funds Average

As illustrated, Citi Cash Reserves Class N generally provided an annualized seven-day yield comparable to the iMoneyNet, Inc. 1st Tier Taxable Money Market Funds Average, as published in iMoneyNet, Inc. Money Fund Report(TM), for the one-year period.

Note: Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund’s returns and yields would have been lower.

4

Citi Cash Reserves
S T A T E M E N T  O F  A S S E T S  A N D  L I A B I L I T I E S

August 31, 2002

Assets:
Investment in Cash Reserves Portfolio, at value (Note 1A)	$2,406,556,318
Receivable for shares of beneficial interest sold	313,285

Total assets	2,406,869,603

Liabilities:
Dividends payable	2,489,174
Management fees payable (Note 3)	681,822
Distribution/Service fees payable (Note 4)	516,829
Payable for shares of beneficial interest repurchased	273,424
Accrued expenses and other liabilities	106,643

Total liabilities	4,067,892

Net Assets for 2,402,801,711 shares of beneficial interest outstanding	$2,402,801,711

Net Assets Consist of:
Paid-in capital	$2,402,801,711

Net Asset Value, Offering Price and Redemption Price Per Share	$1.00

See notes to financial statements

5

Citi Cash Reserves
S T A T E M E N T  O F  O P E R AT I O N S

For the Year Ended August 31, 2002

Investment Income (Note 1B):
Income from Cash Reserves Portfolio	$64,318,429
Allocated expenses from Cash Reserves Portfolio	(2,630,211)

		$61,688,218
Expenses:
Management fees (Note 3)	6,896,488
Distribution/Service fees Class N (Note 4)	5,214,181
Administrative fees (Note 3)	3,163,565
Shareholder Servicing Agents’ fees Class N (Note 4A)	2,259,689
Transfer agent fees	316,861
Shareholder reports	243,593
Legal fees	80,500
Trustees’ fees	29,133
Audit fees	19,556
Custody and fund accounting fees	17,163
Blue sky fees	14,952
Other	82,778

Total expenses	18,338,459
Less: aggregate amount waived by the Manager
Administrator and Distributor (Notes 3 and 4)	(2,584,640)

Net expenses		15,753,819

Net investment income		$45,934,399

See notes to financial statements

6

Citi Cash Reserves
S T A T E M E N T S   O F   C H A N G E S   I N   N E T   A S S E T S

	Year Ended August 31,

	2002	2001

From Investment Activities:
Net investment income, declared as dividends
to shareholders (Note 2):
Class N shares	$45,934,399	$128,127,927
Class A shares	—	122,472
Class B shares	—	17,021
Cititrade shares	—	19,152

	45,934,399	128,286,572

Transactions in Shares of Beneficial Interest at
Net Asset Value of $1.00 Per Share (Note 5):
Class N
Proceeds from sale of shares	2,023,382,097	2,496,270,075
Net asset value of shares issued to shareholders
from reinvestment of dividends	7,216,543	22,401,782
Cost of shares repurchased	(2,347,877,042)	(2,352,000,366)

Total Class N	(317,278,402)	166,671,491

Transactions in Shares of Beneficial Interest at
Net Asset Value of $1.00 Per Share (Note 5):
Class A (Note 1):
Proceeds from sale of shares	—	3,586,200
Net asset value of shares issued to shareholders
from reinvestment of dividends	—	119,755
Cost of shares repurchased	—	(9,134,080)

Total Class A	—	(5,428,125)

Transactions in Shares of Beneficial Interest at
Net Asset Value of $1.00 Per Share (Note 5):
Class B (Note 1):
Proceeds from sale of shares	—	1,332,089
Net asset value of shares issued to shareholders
from reinvestment of dividends	—	16,226
Cost of shares repurchased	—	(1,869,830)

Total Class B	—	(521,515)

Transactions in Shares of Beneficial Interest at
Net Asset Value of $1.00 Per Share (Note 5):
Cititrade (Note 1):
Proceeds from sale of shares	—	3,309,400
Net asset value of shares issued to shareholders
from reinvestment of dividends	—	16,330
Cost of shares repurchased	—	(3,365,363)

Total Cititrade	—	(39,633)

Net Increase (Decrease) in Net Assets	(317,278,402)	160,682,218

Net Assets:
Beginning of year	2,720,080,113	2,559,397,895

End of year	$2,402,801,711	$2,720,080,113

See notes to financial statements

7

Citi Cash Reserves

F I N A N C I A L   H I G H L I G H T S

		Class N shares

		Year Ended August 31,

	2002	2001	2000	1999	1998

Net Asset Value, beginning of
year	$1.00000	$1.00000	$1.00000	$1.00000	$1.00000
Net investment income	0.01737	0.04958	0.05353	0.04536	0.05050
Less dividends from net investment
income	(0.01737)	(0.04958)	(0.05353)	(0.04536)	(0.05050)

Net Asset Value, end of year	$1.00000	$1.00000	$1.00000	$1.00000	$1.00000

Ratios/Supplemental Data:
Net Assets, end of year
(000’s omitted)	$2,402,802	$2,720,080	$2,553,409	$2,586,388	$2,198,443
Ratio of expenses to average
net assets†	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment
income to average net assets†	1.75%	4.93%	5.35%	4.53%	5.05%
Total return	1.75%	5.07%	5.49%	4.63%	5.17%

Note: If agents of the Fund and agents of Cash Reserves Portfolio had not waived all or a portion oftheir fees during the years indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share	$0.01535	$0.04722	$0.05112	$0.04301	$0.04814
Ratios:
Expenses to average net assets†	0.88%	0.95%	0.93%	0.94%	0.94%
Net investment income to
average net assets†	1.57%	4.68%	5.11%	4.29%	4.81%

† Includes the Fund’s share of Cash Reserves Portfolio’s allocated expenses.

See notes to financial statements

8

Citi Cash Reserves
N OT E S  TO  F I N A N C I A L  S T A T E M E N T S

1. Significant Accounting Policies Citi Cash Reserves (the "Fund") is a separate diversified series of CitiFunds Trust III (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in Cash Reserves Portfolio (the "Portfolio"), a management investment company for which Citi Fund Management Inc. (the "Manager") serves as Investment Manager. The value of such investment reflects the Fund’s proportionate interest (5.4% at August 31, 2002) in the net assets of the Portfolio. Salomon Smith Barney Inc. is the Fund’s Distributor (the “Distributor”).

     The Fund currently offers Class N shares. The Fund commenced its public offering of Class A and Class B shares on January 4, 1999. On February 7, 2001, 236,216 and 793,836 shares outstanding of Class A and B with a value of $236,216 and $793,836, respectively, were converted to Class N shares. Cititrade shares commenced operations on August 18, 2000. On May 14, 2001, 1,464,832 shares outstanding with a value of $1,464,832, were converted to Class N shares. Shares converted are reflected as a repurchase of Class A, Class B and Cititrade shares and a sale of Class N shares in the financial statements. Expenses of the Fund were borne pro-rata by the holders of each class of shares, except that each class bore expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and voted as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the assets of the Fund if the Fund were liquidated.

     The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Fund are as follows:

       A. Investment Valuation  Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

     B. Investment Income The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

     C. Federal Taxes The Fund’s policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income. Accordingly, no provision for federal income or excise tax is necessary.

     D. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more funds in the series are allocated in proportion to the average net assets of

9

Citi Cash Reserves
N OT E S  TO  F I N A N C I A L  S TAT E M E N T S  (Continued)

each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund’s share of the Portfolio’s expenses are charged against and reduce the amount of the Fund’s investment in the Portfolio.

2. Dividends The net income of the Fund is determined once daily, as of 3:00 p.m. Eastern Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder’s Shareholder Servicing Agent) on or prior to the last business day of the month.

3. Administrative/Management Fees Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, were computed at the annual rate of 0.35% of the Fund’s average daily net assets. The administrative fees amounted to $3,163,565, of which $79,576 was voluntarily waived for the period from September 1, 2001 through December 31, 2001. On December 31, 2001, the Fund terminated its administrative services agreement and implemented a management agreement. The management fees paid to the Manager amounted to $6,896,488, of which $1,601,188 was voluntarily waived for the period from January 1, 2002 through August 31, 2002. The new management fees are computed at an annual rate of 0.40% of the Fund’s average daily net assets. The fund pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Manager or its affiliates.

4. Distribution/Service Fees Effective January 1, 2002 the Fund adopted a new Distribution Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the prior plan the Fund paid monthly fees at a rate not to exceed 0.10% of average daily net assets. The distribution fees amounted to $903,876, of which all was voluntarily waived for the period from September 1, 2001 through December 31, 2001. Under the new Service Plan, the Fund pays monthly fees at an annual rate not to exceed 0.25% of the average daily net assets. The Service fees paid amounted to $4,310,305 for the period from January 1, 2002 through August 31, 2002. These fees may be used to make payments to the distributor and to Service Agents or others as compensation for the sale of Fund shares or for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

     A. Shareholder Servicing Agents Fees The Trust, on behalf of the Fund, had entered into shareholder servicing agreements with each Shareholder Servicing Agent

10

Citi Cash Reserves
N OT E S  TO  F I N A N C I A L  S T A T E M E N T S (Continued)

pursuant to which the Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, which may not exceed, on an annualized basis, an amount equal to 0.25% of the average daily net assets of each Fund’s classes of shares. The Shareholder Servicing Agents’ fees amounted to $2,259,689 for Class N for the period from September 1, 2001 through December 31, 2001. The Shareholder Servicing Agreement was terminated on December 31, 2001.

5. Shares of Beneficial Interest The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

6. Investment Transactions Increases and decreases in the Fund’s investment in the Portfolio aggregated $1,042,441,518 and $1,425,053,913, respectively, for the year ended August 31, 2002.

7.Trustee Retirement Plan The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted are required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. The Fund’s allocable share of the expenses of the Plan for the year ended August 31, 2002 and the related liability at August 31, 2002 was not material.

11

Citi Cash Reserves
R E P O R T  O F  I N D E P E N D E N T  A C C O U N T A N T S

To the Trustees of CitiFunds Trust III (the Trust) and the Shareholders of Citi Cash Reserves:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Citi Cash Reserves (the “Fund”), a series of CitiFunds Trust III, at August 31, 2002, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these finan-cial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
October 15, 2002

12

Citi Cash Reserves
A D D I T I O N A L  I N F O R M AT I O N  (Unaudited)

Information about Trustees and Officers The business and affairs of the Funds are managed under the direction of the Fund Board of Trustees. Information pertaining to the Trustees and officers of the Funds is set forth below. Each Trustee and officer holds office for his or her lifetime, unless that individual resigns, retires or is otherwise removed. The Statement of Additional Information includes additional information about Fund Trustees and is available, without charge, upon request by calling 1-800-451-2010.

				Number of	Other
			Principal	Funds In Fund	Directorships
	Position(s)	Length	Occupation(s)	Complex	Held by
	Held with	of Time	During Past	Overseen by	Director During
Name, Address and Age	Fund	Served*	Five Years	Director	Past Five Years

NON-INTERESTED
TRUSTEES:
Elliott J. Berv	Trustee	Since 1986	President and Chief	35	Board Member,
607 E. 45th Street			Operations Officer, Landmark		American
Savannah, GA 31405			City (Real Estate		Identity Corp.
Age 59			Development) (since 2002);		(doing business
			Executive Vice President and		as Morpheus
			Chief Operations Officer,		Technologies)
			DigiGym Systems (On-line		(biometric
			Personal Training Systems)		information
			(since 2001); Chief Executive		management)
			Officer, Rocket City Enterprises		(since 2002;
			(Internet Service Company)		consultant
			(since 2000).		since 1999);
Director,
Lapoint Indus-
tries (Indus-
trial Filter
Company)
(since 2002);
Director,
Alzheimer’s
Association
(New England
Chapter) (since
1998).
Donald M. Carlton	Trustee	Since 2001	Consultant, URS Corporation	30	Director,
125 Broad Street			(Engineering) (since 1999);		American
New York, NY 10004			former Chief Executive Officer,		Electric Power
Age 65			Radian International L.L.C.		(Electric
			(Engineering) (from 1996 to		Utility)
			1998), Member of Management		(since 1999);
			Committee, Signature Science		Director,
			(Research and Development)		Valero Energy
			(since 2000).		(Petroleum
Refining)
(since 1999);
Director,
National
Instruments
Corp.
(Technology)
(since 1994).

13

Citi Cash Reserves

A D D I T I O N A L I N F O R M AT I O N (Unaudited) (Continued)

				Number of	Other
			Principal	Funds In Fund	Directorships
	Position(s)	Length	Occupation(s)	Complex	Held by
	Held with	of Time	During Past	Overseen by	Director During
Name, Address and Age	Fund	Served*	Five Years	Director	Past Five Years

A. Benton Cocanougher	Trustee	Since 2001	Dean Emeritus and Wiley	30	Former Direc-
125 Broad Street			Professor, Texas A&M		tor, Randall’s
New York, NY 10004			University (since 2001);		Food Markets,
Age 64			former Dean and Professor		Inc. (from 1990
			of Marketing, College and		to 1999); for-
			Graduate School of		mer Director,
			Business of Texas A & M		First American
			University (from 1987 to		Bank and First
			2001).		American Sav-
ings Bank (from
1994 to 1999).
Mark T. Finn	Trustee	Since 1990	Chairman and Owner, Vantage	35	Former Presi-
Vantage Consulting			Consulting Group, Inc.		dent and Dir-
Group, Inc.			(Investment Advisory and		ector, Delta
3500 Pacific Avenue			Consulting Firm) (since 1988);		Financial, Inc.
Virginia Beach, VA 23451			former Vice Chairman and		(Investment
Age 59			Chief Operating Officer,		Advisory Firm)
			Lindner Asset Management		(from 1983 to1999).
Company (Mutual Fund
Company) (from March 1999
to 2001); former General
Partner and Shareholder,
Greenwich Ventures, LLC
(Investment Partnership)
(from 1996 to 2001); former
President, Secretary, and
Owner, Phoenix Trading Co.
(Commodity Trading Advisory
Firm) (from 1997 to 2000).
Stephen R. Gross	Trustee	Since 2001	Partner, Capital Investment	30	Director,
125 Broad Street			Advisory Partners (Consulting)		United Telesis,
New York, NY 10004			(since January 2000);		Inc. (Telecom-
Age 54			Managing Director,		munications)
			Fountainhead Ventures,		(since 1997);
			Ltd. (Consulting) (from		Director,
			1998 to 2002); Secretary,		eBank.com, Inc.
			Carint of N.A. (Manufacturing)		(since 1997);
			(since 1988); former		Director, Ander-
			Treasurer, Hank Aaron		sen Calhoun,
			Enterprises (Fast Food		Inc. (Assisted
			Franchise) (from 1990 to		Living) (since
			2001); Chairman, Gross,		1987); former
			Collins & Cress, P.C.		Director, Char-
			(Accounting Firm)		ter Bank, Inc.
			(since 1979); Treasurer,		(from 1987 to
			Coventry Limited, Inc.		1997); former
			(since 1985).		Director, Yu
Save, Inc. (Inter-
net Company)
(from 1998 to
2000); former
Director,
Hotpalm, Inc.
(Wireless Appli-
cations) (from
1998 to 2000);
former Director,
Ikon Ventures,
Inc. (from 1997
to 1998).

14

Citi Cash Reserves
A D D I T I O N A L  I N F O R M AT I O N (Unaudited) (Continued)

				Number of	Other
			Principal	Funds In Fund	Directorships
	Position(s)	Length	Occupation(s)	Complex	Held by
	Held with	of Time	During Past	Overseen by	Director During
Name, Address and Age	Fund	Served*	Five Years	Director	Past Five Years

Diana R. Harrington	Trustee	Since 1992	Professor, Babson College	35	Former
Babson College			(since 1992).		Trustee, The
Dept. of Finance					Highland
West Gate					Family of
Babson Park, MA 02157					Funds
Age 62					(Investment
Company)
(from March
1997 to March
1998).
Susan B. Kerley	Trustee	Since 1991	Consultant, Strategic	35	Director,
125 Broad Street			Management Advisors, LLC		Eclipse Funds
New York, NY 10004			Global Research Associates, Inc.		(currently
Age 51			(Investment Consulting)		supervises 17
			(since 1990).		investment
companies in
fund complex).
Alan G. Merten	Trustee	Since 2001	President, George Mason	30	Director,
George Mason University			University (since 1996).		Comshare,
4400 University Drive					Inc.
Fairfax, VA 22030					(Information
Age 60					Technology)
(since 1985);
former Direc-
tor, Indus
(Information
Technology)
(from 1995 to
1999).
C. Oscar Morong, Jr.	Trustee	Since 1992	Managing Director, Morong	35	Former
125 Broad Street			Capital Management		Director,
New York, NY 10004			(since 1993).		Indonesia
Age 67					Fund (Closed
End Fund)
(from 1990 to
1999);
Trustee, Mor-
gan Stanley
Institutional
Fund
(currently
supervises 75
investment
companies)
(since 1993).
R. Richardson Pettit	Trustee	Since 2001	Professor of Finance,	30	None
Dept. of Finance			University of Houston
University of Houston			(since 1977);
4800 Calhoun			Independent Consultant
Houston, TX 77204			(since 1984).
Age 60

15

Citi Cash Reserves
A D D I T I O N A L  I N F O R M AT I O N (Unaudited) (Continued)

				Number of	Other
			Principal	Funds In Fund	Directorships
	Position(s)	Length	Occupation(s)	Complex	Held by
	Held with	of Time	During Past	Overseen by	Director During
Name, Address and Age	Fund	Served*	Five Years	Director	Past Five Years

Walter E. Robb, III	Trustee	Since 1985	President, Benchmark	35	Director, John
Robb Associates			Consulting Group, Inc. (Service		Boyle & Co.,
110 Broad Street			Company) (since 1991); Sole		Inc. (Textiles)
3rd Floor			Proprietor, Robb Associates		(since 1999);
Boston, MA 02110			(Corporate Financial Advisors)		Director,
Age 75			(since 1978); Co-owner, Kedron		Harbor Sweets,
			Design (Gifts) (since 1978);		Inc. (Candy)
			former President and Treasurer,		(since 1990);
			Benchmark Advisors, Inc.		Director, W.A.
			(Corporate Financial Advisors)		Wilde Co.
			(from 1989 to 2000).		(Direct Mail)
(since 1989);
Director,
Alpha Granger
Manufactur-
ing, Inc.
(Electronics)
(since 1983);
former
Trustee,
MFS Family
of Funds
(Investment
Company)
(from 1985 to
2001).
INTERESTED
TRUSTEES:
R. Jay Gerken**	President	Since 2002	President since 2002; Managing	Chairman	N/A
125 Broad Street	and		Director, Salomon Smith	of the
New York, NY 10004	Trustee		Barney (since 1996).	Board,
Age 50				Trustee or
Director
of 152

OFFICERS:
Lewis E. Daidone	Senior Vice	Since 2000	Managing Director, Salomon	N/A	N/A
125 Broad Street	President		Smith Barney (since 1990);
New York, NY 10004	and		Chief Financial Officer,
Age 45	Chief		Smith Barney Mutual Funds;
	Adminis-		Director and Senior Vice
	trative		President, Smith Barney Fund
	Officer		Management LLC and
Travelers Investment Adviser.
Irving P. David	Treasurer	Since 2002	Director, Salomon Smith	N/A	N/A
125 Broad Street			Barney (since 1997);
New York, NY 10004			former Assistant
Age 41			Treasurer, First Investment
Management Company (from
1988 to 1994).
Frances M. Guggino	Controller	Since 2002	Vice President, Citigroup	N/A	N/A
125 Broad Street			Asset Management
New York, NY 10004			(since 1991).
Age 45

16

Citi Cash Reserves
A D D I T I O N A L  I N F O R M A T I O N (Unaudited) (Continued)

				Number of	Other
			Principal	Funds In Fund	Directorships
	Position(s)	Length	Occupation(s)	Complex	Held by
	Held with	of Time	During Past	Overseen by	Director During
Name, Address and Age	Fund	Served*	Five Years	Director	Past Five Years

Marianne Motley	Assistant	Since 2000	Director, Mutual Funds	N/A	N/A
125 Broad Street	Treasurer		Administration for Salomon
New York, NY 10004			Smith Barney (since 1994)
Age 43
Robert I. Frenkel	Secretary	Since 2000	Managing Director and	N/A	N/A
300 First Stamford Place			General Counsel, Global
Stamford, CT 06902			Mutual Funds for Citigroup
Age 48			Asset Management (since 1994)
Thomas C. Mandia	Assistant	Since 2000	Director and Deputy General	N/A	N/A
300 First Stamford Place	Secretary		Counsel, Citigroup Asset
Stamford, CT 06902			Management (since 1992)
Age 40
Rosemary D. Emmens	Assistant	Since 2000	Vice President and Associate	N/A	N/A
300 First Stamford Place	Secretary		General Counsel, Citigroup
Stamford, CT 06902			Asset Management (since 1998);
Age 32			Counsel, The Dreyfus
Corporation (from 1995 to 1998)
Harris C. Goldblat	Assistant	Since 2000	Associate General Counsel,	N/A	N/A
300 First Stamford Place	Secretary		Citigroup Asset Management
Stamford, CT 06902			(since 2000); Associate, Stroock
Age 32			& Stroock & Lavan LLP (from
1997 to 2000); Associate, Sills
Cummis Radin Tishman Epstein
& Gross (from 1996 to 1997)
*	Trustees are elected until their successors are elected and qualified.
**	Mr. Gerken is an “interested person” of the fund as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of Citi Fund Management Inc. or its affiliates.

17

Cash Reserves Portfolio
P O RT F O L I O O F I N V E S T M E N T S	August 31, 2002

	Principal
	Amount
Issuer	(000’s omitted)	Value

Asset Backed — 8.3%

Asset Backed Capital
Finance Inc.,*
1.85% due 10/15/02	$300,000	$300,000,000
1.85% due 10/22/02	150,000	150,000,000
Compass Securities,*
1.74% due 01/10/03	300,000	299,973,348
1.75% due 02/18/03	300,750	300,715,062
K2 USA LLC,*
1.81% due 11/26/02	155,400	155,400,000
1.76% due 02/18/03	100,000	99,995,198
1.76% due 07/15/03	300,000	300,000,000
Links Finance Corp.,*
1.76% due 01/08/03	100,000	100,000,000
1.77% due 01/15/03	100,000	100,000,000
1.79% due 01/22/03	50,000	50,000,000
1.76% due 04/15/03	100,000	99,987,616
1.76% due 07/10/03	150,000	150,000,000
1.76% due 07/15/03	270,000	270,000,000
Restructured Asset
Securitization,*
1.87% due 04/01/03	260,000	260,000,000
Sigma Finance Corp.,
1.78% due 10/15/02*	200,000	200,000,000
1.80% due 10/23/02*	100,000	99,998,575
2.90% due 03/25/03	100,000	100,000,000
1.75% due 04/04/03*	140,500	140,491,659
1.76% due 05/15/03*	150,000	149,989,479
1.78% due 07/21/03*	425,000	424,962,595

		3,751,513,532

Bank Notes — 0.4%

American Express
Centurion, *
1.78% due 01/28/03	200,000	200,000,000

Certificates of Deposit (Euro) — 4.0%

Barclays Bank,
1.82% due 09/12/02	500,000	500,001,507
2.41% due 12/18/02	250,000	250,000,000
2.06% due 12/30/02	100,000	99,983,437
2.06% due 12/31/02	150,000	149,974,890
Credit Agricole Indosuez,
2.20% due 10/09/02	200,000	200,010,441
HBOS Treasury Services PLC.,
1.81% due 12/12/02	350,000	350,000,000
Norddeutsche Landesbank,
1.80% due 10/22/02	250,000	250,001,763

		1,799,972,038

	Principal
	Amount
Issuer	(000’s omitted)	Value

Certificates of Deposit (Yankee) — 24.1%

Abbey National Treasury,
1.69% due 11/07/02	$100,000	$99,998,043
1.69% due 04/07/03*	400,000	399,857,439
Bank Nova Scotia,
1.70% due 11/13/02	100,000	100,000,000
1.70% due 11/19/02	99,000	99,000,000
2.98% due 03/26/03	250,000	249,944,478
Bayerische Hypotheken,
1.81% due 09/09/02	250,000	250,000,000
1.79% due 10/18/02	499,000	499,000,000
2.00% due 11/13/02	400,000	400,000,000
Bayerische Landesbank,*
1.73% due 10/01/02	400,000	399,981,918
Canadian Imperial Bank,
1.74% due 10/02/02*	100,000	99,995,329
1.69% due 11/08/02	137,000	136,997,299
2.06% due 12/30/02	170,000	169,977,571
1.73% due 04/28/03	500,000	499,820,913
Chase Manhattan Bank,
1.83% due 10/11/02	500,000	500,000,000
1.81% due 10/18/02	233,000	233,000,000
1.80% due 11/12/02	150,000	150,000,000
Credit Agricole,*
1.20% due 04/02/03	500,000	499,824,377
Danske Corp.,
1.80% due 12/27/02	125,000	124,268,750
Deutsche Bank,
1.72% due 10/02/02*	500,000	499,978,767
2.06% due 12/31/02	300,000	299,949,819
Dresdner Bank,
2.84% due 04/08/03	110,000	110,000,000
2.75% due 04/22/03	100,000	99,993,706
2.76% due 04/22/03	300,000	300,000,000
2.88% due 03/24/03	100,000	100,000,000
JP Morgan Chase Bank,
1.79% due 12/30/02	229,000	229,000,000
Landesbank Hess,
2.12% due 10/16/02	100,000	100,001,237
Lloyds Bank PLC.,
1.80% due 12/12/02	99,000	99,000,000
Nordea Bank Finland PLC.,
1.70% due 11/19/02	199,000	199,000,000
Paribas,
2.18% due 10/09/02	224,000	224,002,339
1.80% due 12/11/02	200,000	200,000,000
Rabobank Nederland,
2.85% due 03/24/03	250,000	249,944,955
Royal Bank Scotland PLC.,
1.81% due 10/24/02	496,000	496,000,000
Societe Generale,
1.74% due 09/30/02*	750,000	749,970,368
2.96% due 04/08/03	100,000	100,076,746

18

Cash Reserves Portfolio
P O R T F O L I O O F I N V E S T M E N T S	August 31, 2002
Principal
Amount
Issuer	(000’s omitted)	Value

Certificates of Deposit (Yankee) — (cont’d)

State Street Bank,
1.70% due 11/12/02	$250,000	$250,000,000
1.70% due 11/13/02	142,500	142,500,000
Svenska Handelsbanken,
2.14% due 10/15/02	100,000	99,999,938
1.75% due 11/05/02	184,000	184,016,300
Toronto Dominion Bank,
2.07% due 12/31/02	200,000	199,973,476
UBS AG,
2.84% due 03/19/03	500,000	499,946,280
2.86% due 03/24/03	250,000	249,951,838
2.87% due 03/24/03	250,000	249,951,840

		10,844,923,726

Commercial Paper — 34.8%

ABSC Capital Corp.,
1.75% due 09/09/02	90,000	89,965,000
Amstel Funding Corp.,
1.76% due 09/16/02	115,517	115,432,287
2.05% due 11/01/02	125,000	124,565,799
2.02% due 11/04/02	200,000	199,281,778
1.81% due 12/13/02	425,000	422,799,090
1.84% due 01/15/03	250,000	248,262,222
Aquinas Funding LLC,
1.80% due 10/10/02	211,028	210,616,495
1.80% due 10/25/02	187,000	186,495,100
Asset Portfolio
Funding Corp.,
1.79% due 10/10/02	118,552	118,322,108
Atlantis One Funding Corp.,
1.80% due 11/26/02	142,000	141,389,400
Bank Ireland Governor Co.,
1.80% due 12/13/02	300,000	298,455,000
Barton Capital Corp.,
1.80% due 10/04/02	270,357	269,910,911
Bavaria Finance Funding,
1.81% due 10/01/02	141,882	141,667,995
Black Forest Corp.,
1.83% due 10/01/02	100,000	99,847,500
Edison Asset Securities,
1.81% due 12/02/02	96,952	96,503,543
Erasmus Capital Corp.,
1.70% due 11/08/02	113,706	113,340,877
1.72% due 11/08/02	150,000	149,512,667
1.74% due 11/08/02	254,456	253,622,091
Falcon Asset Securitization,
1.75% due 09/09/02	110,409	110,366,063
1.75% due 09/13/02	138,940	138,858,952
Four Winds Funding Corp.,
1.87% due 01/15/03	500,000	500,000,000
Fulbeck Funding LLC,
1.81% due 09/04/02	144,000	143,978,280
Galaxy Funding Inc.,
1.80% due 09/25/02	128,000	127,846,400
	Principal
	Amount
Issuer	(000’s omitted)	Value

1.81% due 09/25/02	$ 75,000	$74,909,500

1.76% due 10/23/02	150,000	149,618,667
1.76% due 10/25/02	275,000	274,274,000
GE Financial
Assurance Holdings,
1.71% due 11/19/02	100,000	99,624,750
Gemini Securitization Corp.,
1.79% due 09/10/02	115,000	114,948,538
Giro Funding U.S. Corp.,
1.72% due 10/15/02	158,000	157,667,849
Giro Multi Funding Corp.,
1.70% due 11/07/02	109,279	108,933,253
Grampian Funding Ltd.,
1.71% due 11/15/02	139,000	138,504,813
Greyhawk Fund Corp.,
1.80% due 11/08/02	85,000	84,711,000
Hatteras Funding Corp.,
1.75% due 10/02/02	124,483	124,295,411
1.75% due 10/11/02	117,904	117,674,742
1.71% due 10/25/02	170,207	169,770,419
HBOS Treasury Services
PLC,
1.80% due 12/09/02	200,000	199,010,000
1.80% due 12/11/02	150,000	149,242,500
ING US Funding LLC.,
2.10% due 10/10/02	200,000	199,545,000
KBC Financial Products
International Ltd.,
1.81% due 09/05/02	290,000	289,941,678
Kittyhawk Funding,
1.75% due 11/12/02	121,135	120,711,028
Market Strategy Funding
Corp.,
1.75% due 09/09/02	132,000	131,948,667
1.80% due 09/25/02	160,948	160,754,862
Mica Funding LLC,
1.80% due 09/23/02	248,750	248,476,375
1.82% due 09/27/02	420,000	419,447,933
Moat Funding LLC,
1.75% due 10/02/02	100,000	99,849,306
1.77% due 10/21/02	100,000	99,754,167
1.75% due 10/28/02	50,000	49,861,458
1.81% due 11/05/02	200,000	199,346,389
1.88% due 12/04/02	197,000	196,032,949
Montauk Funding Corp.,*
1.75% due 03/14/03	450,000	450,000,000
Morgan Stanley
Dean Witter Co.,
1.92% due 03/03/03	425,000	425,000,000
Moriarty Ltd.,
1.80% due 09/06/02	100,000	99,975,000
1.82% due 09/24/02	200,000	199,767,444
2.10% due 10/15/02	250,000	249,358,333
1.70% due 11/13/02	160,000	159,448,444
2.37% due 12/09/02	145,500	144,551,704

19

Cash Reserves Portfolio
P O R T F O L I O O F I N V E S T M E N T S	(Continued)	August 31, 2002
Principal
Amount
Issuer	(000’s omitted)	Value

Commercial Paper — (cont’d)

Ness LLC,
1.79% due 10/15/02	$117,805	$117,547,269
Nieuw Amsterdam
Receivables,
1.80% due 09/24/02	120,222	120,083,745
1.81% due 09/26/02	102,049	101,920,730
1.70% due 11/01/02	100,000	99,711,944
1.71% due 11/25/02	120,000	119,515,500
Nordea North America Inc.,
1.80% due 12/31/02	100,000	99,395,000
Nyala Funding LLC,
2.17% due 09/05/02	226,420	226,365,408
Pennine Funding,
1.81% due 09/04/02	127,466	127,446,774
1.72% due 10/09/02	165,000	164,700,433
1.78% due 10/28/02	150,000	149,578,438
1.69% due 11/07/02	119,000	118,625,712
Perry Global Funding,
1.80% due 10/10/02	177,127	176,781,602
1.71% due 10/17/02	134,819	134,524,420
1.77% due 10/24/02	166,976	166,540,888
1.77% due 11/21/02	100,139	99,740,196
Santander,
1.80% due 09/06/02	200,000	199,950,000
1.80% due 12/10/02	350,000	348,250,000
Sigma Finance Inc.,
1.70% due 11/13/02	100,000	99,655,278
2.08% due 03/10/03	109,250	108,050,678
Silver Tower US
Funding LLC,
1.77% due 09/23/02	136,250	136,102,623
1.70% due 11/13/02	150,000	149,482,917
Special Purpose Accounts,
1.79% due 03/03/03	250,000	250,000,000
1.78% due 03/10/03	180,000	180,000,000
1.74% due 05/01/03	250,000	250,000,000
Stadshypotek Inc.,
1.80% due 09/09/02	100,000	99,960,000
Surrey Funding Corp.,
1.80% due 10/11/02	100,000	99,800,000
1.78% due 10/21/02	114,500	114,216,931
1.76% due 10/22/02	161,000	160,598,573
1.77% due 10/22/02	140,000	139,648,950
1.70% due 11/04/02	100,750	100,445,511
Trident Capital Finance,
1.81% due 09/05/02	100,000	99,979,889
1.80% due 10/02/02	250,000	249,612,500
1.80% due 10/03/02	186,200	185,902,080
1.80% due 11/07/02	388,200	386,899,530
ZCM Matched Funding
Corp.,
2.10% due 03/10/03	46,250	45,737,396

		15,634,766,652

Principal
Amount
Issuer	(000’s omitted)	Value

Corporate Notes — 10.1%

Blue Heron Funding,
1.84% due 10/18/02	$500,000	$500,000,000
1.84% due 03/21/03	200,000	200,000,000
Brahms Funding Corp.,
1.84% due 09/03/02	264,638	264,610,948
1.77% due 10/11/02	168,806	168,474,015
1.80% due 10/25/02	150,000	149,595,000
Fenway Funding,
1.90% due 10/02/02	230,000	229,623,694
1.87% due 10/17/02	199,575	199,098,127
1.81% due 11/01/02	168,324	167,807,760
Ford Credit Floorplan
Master Owner,
1.83% due 09/13/02	100,000	99,939,000
1.83% due 09/16/02	207,000	206,842,163
1.82% due 09/18/02	119,000	118,897,726
1.74% due 10/10/02	130,000	129,754,950
1.72% due 11/06/02	100,000	99,684,667
1.72% due 11/08/02	100,000	99,675,111
1.72% due 11/14/02	200,000	199,292,889
Harwood Funding Corp.,
1.81% due 09/10/02	100,000	99,954,750
1.72% due 11/22/02	186,533	185,802,205
Principal Resource
Mortgage,
1.78% due 09/13/02	274,659	274,496,036
Witmer Funding LLC,
1.77% due 09/16/02	200,000	199,852,500
1.82% due 09/17/02	150,385	150,263,355
1.79% due 09/19/02	300,000	299,731,500
1.82% due 09/19/02	120,257	120,147,566
1.71% due 11/14/02	366,539	365,250,615

		4,528,794,577

Medium Term Notes — 5.6%

American Express
Centurion, *
1.79% due 01/28/03	200,000	200,000,000
Beta Finance Inc.,
2.33% due 02/18/03	100,000	100,000,000
Centauri,
2.32% due 02/11/03	125,000	125,000,000
3.00% due 04/07/03	108,000	108,000,000
Credit Suisse First Boston,
1.75% due 10/28/02	100,000	99,722,917
Credit Suisse First
Boston,
1.78% due 08/08/03	300,000	300,000,000
Credit Suisse First Boston,
1.84% due 01/17/03	200,000	200,000,000

20

Cash Reserves Portfolio
P O R T F O L I O O F I N V E S T M E N T S	August 31, 2002
	Principal
	Amount
Issuer	(000’s omitted)	Value

Medium Term Notes — (cont’d)

General Electric
Capital Corp.,
1.74% due 09/19/02	$363,500	$363,496,386
1.81% due 07/09/03	500,000	500,000,000
JP Morgan Chase Bank,
1.87% due 02/20/03	120,000	120,069,940
Merrill Lynch & Co. Inc.,*
1.77% due 04/02/03	400,000	399,976,658

		2,516,265,901

Promissory Note — 2.2%

Goldman Sachs,
1.97% due 11/25/02	200,000	200,000,000
1.98% due 11/25/02	794,000	794,000,000

		994,000,000

Time Deposits — 2.3%

Credit Lyonnais
Grand Cayman,
1.88% due 09/03/02	200,000	200,000,000
National City Bank
Grand Cayman,
1.81% due 09/03/02	400,000	400,000,000
UBS AG Cayman,
1.81% due 09/03/02	447,849	447,849,000

		1,047,849,000

United States Government Agency — 8.0%

Federal Farm Credit Bank,
2.08% due 11/01/02	68,000	67,760,338
Federal Farm Credit Bank,
2.15% due 12/02/02	57,000	56,686,817
Federal Home Loan
Mortgage Association,
1.87% due 11/07/02	175,000	174,390,951
Federal Home Loan
Mortgage Association,
2.46% due 12/11/02	117,971	117,156,803
Federal Home Loan
Mortgage Association,
2.46% due 12/13/02	136,785	135,822,262
Federal Home Loan
Mortgage Association,
4.75% due 03/15/03	111,015	112,231,403
Federal National
Mortgage Association,
2.04% due 09/11/02	85,000	84,951,833
Federal National
Mortgage Association,
2.04% due 09/18/02	311,307	311,007,108
Federal National
Mortgage Association,
2.22% due 11/01/02	49,725	49,537,951
		Principal
		Amount
Issuer		(000's omitted)	Value

Federal National
Mortgage Association,
2.30% due 11/01/02 $	78,571		$78,264,791
Federal National
Mortgage Association,
1.91% due 11/06/02	150,000		149,474,750
Federal National
Mortgage Association,
6.25% due 11/15/02	301,212		303,478,847
Federal National
Mortgage Association,
2.14% due 01/10/03	392,051		388,998,012
Federal National
Mortgage Association,
2.42% due 01/10/03	200,000		198,240,597
Federal National
Mortgage Association,
2.65% due 02/07/03	82,460		81,494,874
Federal National
Mortgage Association,
0.01% due 03/07/03	230,068		227,128,114
Federal National
Mortgage Association,
0.01% due 04/04/03	206,234		203,080,911
Federal National
Mortgage Association,
2.20% due 04/04/03	54,000		53,290,500
Federal National
Mortgage Association,
5.75% due 04/15/03	100,000		101,680,766
Federal National
Mortgage Association,
2.31% due 05/02/03	468,750		461,441,016
United States
Treasury Bills,
1.92% due 10/24/02	250,000		249,295,174

			3,605,413,818

Total Investments,
at Amortized Cost	99.8%		44,923,499,244
Other Assets,
Less Liabilities	0.2		83,373,321

Net Assets	100.0%		$45,006,872,565

* Variable interest rate — subject to periodic change.

See notes to financial statements

21

Cash Reserves Portfolio
S T A T E M E N T  O F  A S S E T S  A N D  L I A B I L I T I E S

August 31, 2002

Assets:
Investments at value (Note 1A)	$44,923,499,244
Cash	938
Interest receivable	87,867,392

Total assets	45,011,367,574

Liabilities:
Management fees payable (Note 2)	3,310,385
Accrued expenses and other liabilities	1,184,624

Total liabilities	4,495,009

Net Assets	$45,006,872,565

Represented by:
Paid-in capital for beneficial interests	$45,006,872,565

Cash Reserves Portfolio
S T A T E M E N T  O F  O P E R A T I O N S

For the Year Ended August 31, 2002

Interest Income (Note 1B)		$1,070,990,169

Expenses:
Management fees (Note 2)	$47,231,181
Investment advisory fees (Note 2)	20,092,669
Administrative fees (Note 2)	6,697,556
Custody and fund accounting fees	8,945,950
Trustees’ fees	336,852
Legal fees	152,117
Audit fees	47,454
Other	123,101

Total expenses	83,626,880
Less: aggregate amounts waived by the Manager, Investment
Adviser and Administrator (Note 2)	(38,707,327)
Less: fees paid indirectly (Note 1F)	(32,101)

Net expenses		44,887,452

Net investment income		$1,026,102,717

See notes to financial statements

22

Cash Reserves Portfolio
S T A T E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S

	Year Ended August 31,

	2002	2001

Increase (Decrease) in Net Assets
from Operations:
Net investment income	$1,026,102,717	$1,176,666,210

Capital Transactions:
Proceeds from contributions	96,678,280,874	82,462,468,791
Value of withdrawals	(84,770,853,952)	(65,958,132,709)

Net increase in net assets from
capital transactions	11,907,426,922	16,504,336,082

Net Increase in Net Assets	12,933,529,639	17,681,002,292

Net Assets:
Beginning of year	32,073,342,926	14,392,340,634

End of year	$45,006,872,565	$32,073,342,926

See notes to financial statements

23

Cash Reserves Portfolio
F I N A N C I A L  H I G H L I G H T S

		Year Ended August 31,

	2002	2001	2000	1999	1998

Ratios/Supplemental Data:
Net assets (000’s omitted)	$45,006,873	$32,073,343	$14,392,341	$14,929,345	$8,805,910
Ratio of expenses to
average net assets	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of net investment
income to average net assets	2.29%	5.27%	5.93%	5.13%	5.65%
Total return	2.36%	N/A	N/A	N/A	N/A
Note: If agents of the Portfolio had not voluntarily waived a portion of their fees for the years indicated, the ratios would have been as follows:
Ratios:
Expenses to average net assets	0.19%	0.22%	0.22%	0.22%	0.22%
Net investment income
to average net assets	2.20%	5.15%	5.81%	5.01%	5.53%

See notes to financial statements

24

Cash Reserves Portfolio

N O T E S  TO  F I N A N C I A L S  T A T E M E N T S

1. Significant Accounting Policies Cash Reserves Portfolio (the “Portfolio”) is registered under the U.S. Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Citi Fund Management Inc. (the “Manager”) acts as the Investment Manager.

     The preparation of financial statements in accordance with United States of Amer-ica generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Portfolio are as follows:

     A. Valuation of Investments Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (1940 Act). This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

     B. Interest Income and Expenses Interest income consists of interest accrued and discount earned (including both original issue and market discount) on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the Administrator.

     C. U.S. Federal Income Taxes The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

     D. Repurchase Agreements It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank’s vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established to monitor, on a daily basis, the market value of the repurchase agreements’ underlying investments to ensure the existence of a proper level of collateral.

     E. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

     F. Fees Paid Indirectly The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

25

Cash Reserves Portfolio
N OT E S  TO  F I N A N C I A L  S T A T E M E N T S (Continued)

2. Investment Advisory/Administrative/Management Fees The investment advisory fees paid to the Manager, as compensation for overall investment management services, amounted to $20,092,669 of which $8,768,212 was voluntarily waived for the period from September 1, 2001 through December 31, 2001. The investment advisory fees are computed at an annual rate of 0.15% of the Portfolio’s average daily net assets.

     Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, were computed at the annual rate of 0.05% of the Fund’s average daily net assets. The administrative fees amounted to $6,697,556, all of which was voluntarily waived for the period from September 1, 2001 through December 31, 2001. On December 31, 2001, the Fund terminated its administrative services and investment advisory agreements and implemented a management agreement. The management fees paid to the Manager amounted to $47,231,181, of which $23,241,559 was voluntarily waived for the period from January 1, 2002 through August 31, 2002. The new management fees are computed at an annual rate of 0.15% of the Fund’s average daily net assets. The fund pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Manager or its affiliates.

3. Investment Transactions Purchases, maturities and sales of money market instruments aggregated $673,175,431,824 and $660,644,907,295, respectively, for the year ended August 31, 2002.

26

Cash Reserves Portfolio
R E P O R T  O F  I N D E P E N D E N T  A C C O U N T A N T S

To the Trustees and Investors of
Cash Reserves Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Cash Reserves Portfolio (the “Portfolio”) at August 31, 2002, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2002 by correspondence with the custodian and broker, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
October 15, 2002

27

Cash Reserves Portfolio
A D D I T I O N A L  I N F O R M AT I O N (Unaudited)

     Information about the Trustees and officers of the Portfolio can be found on pages 13 through 17 of this report.

28

Trustees and Officers
Elliott J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
Stephen R. Gross
Diana R. Harrington
Susan B. Kerley
Alan G. Merten
C. Oscar Morong, Jr.
R. Richardson Pettit
Walter E. Robb, III

President/Chairman
R. Jay Gerken*

Secretary
Robert I. Frenkel*

Senior Vice President and
Chief Administrative Officer
Lewis E. Daidone*

Treasurer
Irving P. David*

Controller
Frances M. Guggino*

*Affiliated Person of Investment Manager

Investment Manager
(of Cash Reserves Portfolio)
Citi Fund Management Inc.
100 First Stamford Place
Stamford, CT 06902

Distributor
Salomon Smith Barney Inc.

Transfer Agent
Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, NY 10004

Sub-Transfer Agent
PFPC
4400 Computer Drive
West Boro, MA 01581

Sub-Transfer Agent and Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Bingham McCutchen LLP
150 Federal Street
Boston, MA 02110

This report is prepared for the information of shareholders of Citi Cash Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi Cash Reserves.

©2002 Citicorp	Printed on recycled paper	CFA/RCR/802

CitiSM
U.S. Treasury

ANNUAL REPORT AUGUST 31, 2002	Reserves

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

TA B L E O F C O N T E N T S

Letter to Our Shareholders	1

Fund Facts	4

Fund Performance	5

Citi U.S. Treasury Reserves

Statement of Assets and Liabilities	6

Statement of Operations	7

Statements of Changes in Net Assets	8

Financial Highlights	9

Notes to Financial Statements	10

Independent Auditors’ Report	13

Additional Information	14

U.S. Treasury Reserves Portfolio

Portfolio of Investments	19

Statement of Assets and Liabilities	20

Statement of Operations	21

Statements of Changes in Net Assets	22

Financial Highlights	23

Notes to Financial Statements	24

Independent Auditors’ Report	26

Additional Information	27

L E T T E R  TO  O U R  S H A R E H O L D E R S

Dear Shareholder,

We are pleased to provide the annual report for CitiSM U.S. Treasury Reserves (the “Fund”) for the year ended August 31, 2002. In this report, we summarize what we believe to be the period’s prevailing economic and market conditions and outline our investment strategy. A detailed summary of the Fund’s performance can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

R. JAY GERKEN
Chairman

Special Notice to Shareholders:

We are pleased to report that R. Jay Gerken, a managing director of Salomon Smith Barney, Inc., has been elected Chairman of the Board of the Fund, and is also replacing Heath B. McLendon in his role, who has been appointed chairman of Salomon Smith Barney’s new Equity Research Policy Committee. Previously, Jay managed the Smith Barney Growth and Income Fund for six years; developed and managed the Smith Barney Allocation Series Inc. from inception in 1996 through the end of 2001; and was responsible for the investment design and implementation of Citigroup Asset Management’s college savings programs with the states of Illinois and Colorado.

Performance Review

The Fund’s seven-day current yield was 1.05%, and its seven-day effective yield1 was 1.06%, as of August 31, 2002.

Investment Strategy

The Fund’s goal is to provide its shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

Under normal market conditions, the Fund invests all of its assets in U.S. Treasury bills, notes and bonds; Treasury receipts; and securities issued by U.S. government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Treasury. Although the Fund is permitted to maintain a weighted average maturity of up to 90 days, under normal conditions the Fund will maintain a shorter maturity. In the event that interest rates decline, the Fund may not generate as high a yield as other funds with longer-weighted average maturities.

Please note that the Fund invests in securities through an underlying mutual fund, U.S. Treasury Reserves Portfolio. Please note that your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other govern-

[1]	The seven-day effective yield is calculated similarly to the seven-day yield but, when annualized, the income earned by an investment in a Portfolio or the Class is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the effect of the assumed reinvestment.

1

ment agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Portfolio Manager Market Overview

The period started with the tragic events of September 11, 2001, which accelerated the U.S. economy’s decline. To help stimulate economic activity, the Federal Open Market Committee2 (FOMC) lowered its target on the short-term federal funds rate3 (“fed funds rate”). The targeted rate registered 3.50% as of the end of August 2001. By December 11, the fed funds rate had been reduced several additional times to 1.75% — its lowest level since 1961.

Short-term interest rates remained near their 40-year lows during the period, even though many economists agreed that the U.S. emerged from the recession in early 2002. In our view, this low-rate bias has been attributable to the slow pace of the recovery and to perceptions that inflation will remain low in the current environment.

Among the events that transpired during the period, the U.S. Treasury modified its financing schedule by adding a weekly issued 4-week U.S. Treasury bill (“T-bill”) to its issuance schedule (complementing its regularly scheduled weekly issuance of T-bills with 3-month and 6-month maturities). Four-week T-bills are generally issued to reduce the U.S. government’s reliance on irregularly issued cash-management bills and to help bridge the government’s short-term borrowing needs. Cash-management bills4 were still issued during the period, but the volume was much lower than that of prior years.

The supply of U.S. Treasury issues during the 12-month period remained quite high, compared to historical standards. A significant amount of cash needed by the U.S. government following the attacks on September 11 was initially raised through U.S. Treasury bill issuance. Additionally, the economic slowdown reduced tax receipts, promoting an increase in issuance of U.S. Treasuries across the yield curve5 spectrum.

The yields on U.S. Treasury bills, which move in the opposite direction of T-bill prices, dropped sharply immediately following the September attacks, basically in lockstep with the reduction in the official fed funds target. T-bill yields, despite the increased supply of bills, remained at historically low levels. In our opinion, yields are not likely to dramatically increase until the FOMC increases its fed funds target.

[2]	The FOMC is a policy-making body of the Federal Reserve System responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.
[3]	The fed funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.The fed funds rate often indicates the direction of U.S. interest rates.
[4]	Cash management bills are obligations of the U.S. Government with maturities that are set on an issue-by-issue basis. Most are issued with terms of less than 3 months.
[5]	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

2

Portfolio Manager Fund Overview

The Fund maintained an aggressive maturity stance through the end of June 2002 as rates fell through the period, allowing us to capture attractive yields. As the Fund’s 12-month period came to a close, the Fund’s typical maturity on T-bills was reduced as U.S. Treasury bill rates fell to historic lows and, in our opinion, were no longer deemed to be attractive by the investment management team.

Portfolio Manager Market Outlook

We continue to believe that the U.S. economic recovery remains on track. Third-quarter Gross Domestic Product6 (“GDP”) appears to be accelerating following this year’s slow second quarter. We interpret the mid-year slowdown as a reaction by the business sector to the heightened state of concern over corporate accounting issues and the extreme volatility of the stock market.

If our view is correct, then we believe the next move by the FOMC will likely increase the fed funds rate target in early 2003. We expect the short-term U.S. Treasury yield curve will steepen in anticipation of a less accommodative monetary policy by the U.S. Federal Reserve Board in 2003. We, therefore, plan to assume a more cautious maturity stance in the weeks ahead in anticipation of seeking an opportunity to lock in more attractive yield levels.

Thank you for your investment in Citi U.S. Treasury Reserves. We look forward to continuing to help you meet your investment objectives.

Sincerely,

R. Jay Gerken	Denise Guetta
Chairman	Portfolio Manager

September 15, 2002

The information provided in this letter by the portfolio manager represents the opinion of the portfolio manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed are those of the portfolio manager and may differ from those of other portfolio managers or of the firm as a whole. Furthermore, there is no assurance that certain securities will remain in or out of the Fund or that the percentage of the Fund’s assets in various sectors will remain the same. Please refer to page 19 for a list and percentage breakdown of the Fund’s holdings. Also, please note that any discussion of the Fund’s holdings, the Fund’s performance, and the portfolio manager’s views are as of August 31, 2002 and are subject to change.

6 GDP is a market value of goods and services produced by labor and property in a given country.

3

F U N D  F A C T S

Fund Objective
To provide its shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital.

Investment Manager	Dividends
Citi Fund Management Inc.	Declared daily, paid monthly

Commencement of Operations	Benchmark*
May 3, 1991	• Lipper S&P AAA rated U.S.
Treasury Money Market
Funds Average

Net Assets as of 8/31/02	• iMoneyNet, Inc.100% U.S.
$396.4 million	Treasury Rated Money Market
Funds Average

*	The Lipper Funds Average and iMoneyNet, Inc. Funds Average reflect the performance (excluding sales charges) of mutual funds with similar objectives.
Citi is a service mark of Citicorp.

4

F U N D  P E R F O R M A N C E
Total Returns

	One	Five	Ten
All Periods Ended August 31, 2002	Year	Years*	Years*

Citi U.S.Treasury Reserves Class N	1.45%	3.92%	3.97%
Lipper S&P AAA rated U.S.Treasury Money Market
Funds Average	1.37%	4.06%	4.10%
iMoneyNet, Inc. 100% U.S.Treasury Rated Money
Market Funds Average	1.56%	4.08%	4.09%

* Average Annual Total Return

7-DayYields	Class N

Annualized Current	1.05%
Effective	1.06%

The Annualized Current 7-Day Yield reflects the amount of income generated by the investment dur ing the seven-day period and assumes that the income is generated each week over a 365-day period The yield is shown as a percentage of the investment.

The Effective 7-Day Yield is calculated similarly, but when annualized the income earned by the invest ment during the seven-day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund’s yield more closely reflects the current earnings of the fund than does the total return.

Important Tax Information—For the fiscal year ended August 31, 2002 Class N shares paid $0.01438 per share to shareholders from net investment income. For such period, 100% of income dividends paid were derived from interest earned from U.S. Treasury Bills, Notes and Bonds.

Comparison of 7-Day Yields for Citi U.S. Treasury Reserves Class N vs.
iMoneyNet, Inc. 100% U.S. Treasury Rated Money Market Funds Average

As illustrated, Citi U.S. Treasury Reserves Class N generally provided an annualized seven-day yield comparable to the iMoneyNet, Inc. 100% U.S. Treasury Rated Money Market Funds Average, as published in iMoneyNet, Inc. Money Fund Report™, for the one-year period.

Note: Although money market funds seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund’s returns and yields would have been lower.

5

Citi U.S. Treasury Reserves
S T A T E M E N T  O F  A S S E T S  A N D  L I A B I L I T I E S

August 31, 2002

Assets:
Investment in U.S.Treasury Reserves Portfolio, at value (Note 1)	$397,060,638
Receivable for shares of beneficial interest sold	1,600

Total Assets	$397,062,238

Liabilities:
Dividends payable	388,739
Management fees payable (Note 3)	126,853
Distribution/Service fees payable (Note 4)	91,679
Payable for shares of beneficial interest repurchased	19,348
Accrued expenses and other liabilities	53,559

Total liabilities	680,178

Net Assets for 396,382,060 shares of beneficial interest outstanding	$396,382,060

Net Assets Consist of:
Paid-in capital	$396,382,060

Net Asset Value, Offering Price, and Redemption Price Per Share	$1.00

See notes to financial statements

6

Citi U.S. Treasury Reserves
S T A T E M E N T  O F  O P E R A T I O N S

For the Year Ended August 31, 2002

Investment Income (Note 1A):
Income from U.S.Treasury Reserves Portfolio	$9,198,118
Allocated expenses from U.S.Treasury Reserves Portfolio	(433,928)

		$8,764,190
Expenses:
Management fees (Note 3)	1,194,464
Distribution/Service fees (Note 4)	884,140
Administrative fees (Note 3)	481,601
Shareholder Servicing Agents' fees (Note 4A)	344,001
Legal fees	87,135
Transfer agent fees	55,497
Shareholder reports	44,342
Blue sky fees	20,373
Custody and fund accounting fees	17,052
Auditing fees	13,357
Trustee fees	4,187
Miscellaneous	15,406

Total expenses	3,161,555
Less: aggregate amounts waived by the Manager, Administrator
and Distributor (Notes 3 and 4)	(542,509)

Net expenses		2,619,046

Net investment income		$6,145,144

See notes to financial statements

7

Citi U.S. Treasury Reserves
S T A T E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S

	Year Ended August 31,

	2002	2001

From Investment Activities
Net investment income, declared as dividends
to shareholders (Note 2)	$6,145,144	$14,691,459

Transactions in Shares of Beneficial Interest
at Net Asset Value of $1.00 Per Share (Note 5):
Class N Shares
Net proceeds from sale of shares	$2,170,474,368	$1,562,453,193
Net asset value of shares issued to shareholders
from reinvestment of dividends	1,303,013	5,066,195
Cost of shares repurchased	(2,123,708,187)	(1,507,653,468)

Total Class N shares	48,069,194	59,865,920

Transactions in Shares of Beneficial Interest
at Net Asset Value of $1.00 Per Share (Note 5):
Cititrade Shares (Note 1):
Net proceeds from sale of shares	—	494,528
Net asset value of shares issued to shareholders
from reinvestment of dividends	—	3,872
Cost of shares repurchased	—	(504,620)

Total Cititrade shares	—	(6,220)

Total increase in net assets from transactions in
shares of beneficial interest	48,069,194	59,859,700

Net Increase in Net Assets	48,069,194	59,859,700

Net Assets:
Beginning of year	348,312,866	288,453,166

End of year	$396,382,060	$348,312,866

See notes to financial statements

8

Citi U.S. Treasury Reserves
F I N A N C I A L  H I G H L I G H T S

		Year Ended August 31,

	2002	2001	2000	1999	1998

Net Asset Value, beginning of year	$1.00000	$1.00000	$1.00000	$1.00000	$1.00000
Net investment income	0.01438	0.04529	0.04797	0.03947	0.04552
Less dividends from net investment
income	(0.01438)	(0.04529)	(0.04797)	(0.03947)	(0.04552)

Net Asset Value, end of year	$1.00000	$1.00000	$1.00000	$1.00000	$1.00000

Ratios/Supplemental Data:
Net assets, end of year
(000's omitted)	$396,382	$348,313	$288,447	$343,496	$319,930
Ratio of expenses to average
net assets†	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income to
average net assets†	1.41%	4.50%	4.76%	3.96%	4.55%
Total return	1.45%	4.62%	4.90%	4.02%	4.65%

Note: If Agents of the Fund and agents of U.S.Treasury Reserves Portfolio had not waived all or a portion of their fees during the years indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share	$0.01192	$0.04237	$0.04523	$0.03678	$0.04292
Ratios:
Expenses to average net assets†	0.92%	1.01%	0.97%	0.97%	0.96%
Net investment income to average
net assets†	1.19%	4.19%	4.49%	3.69%	4.29%

† Includes the Fund’s share of U.S.Treasury Reserves Portfolio’s allocated expenses.
See notes to financial statements

9

Citi U.S. Treasury Reserves
N O T E S  TO  F I N A N C I A L  S T A T E M E N T S

1. Significant Accounting Policies Citi U.S. Treasury Reserves (the “Fund”) is a separate diversified series of CitiFunds Trust III (the “Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund invests all of its investable assets in U.S. Treasury Reserves Portfolio (the “Portfolio”), an open-end, diversified management investment company for which Citi Fund Management Inc. (the “Manager”) serves as Investment Manager. The value of such investment reflects the Fund’s proportionate interest (20.3% at August 31, 2002) in the net assets of the Portfolio. Salomon Smith Barney Inc. is the Fund’s Distributor.

     The Fund offers Class N shares. The Fund commenced its public offering of Citi-trade shares on August 18, 2000 and the 348,347 Cititrade shares outstanding, with a value of $348,347, were converted to Class N shares on May 14, 2001. Shares converted are reflected as a repurchase of Cititrade shares and a sale of Class N shares in the financial statements. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

     The significant accounting policies consistently followed by the Fund are as follows:

     A. Investment Income The Fund earns income, net of Portfolio expenses, daily on its investment in the Portfolio.

     B. Federal Taxes The Fund’s policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income. Accordingly, no provision for federal income or excise tax is necessary.

     C. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more funds in a series are allocated in proportion to the average net assets of each fund, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

     D. Other All the net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio at the time of such determination.

2. Dividends The net income of the Fund is determined once daily, as of 2:00 p.m. Eastern Time, and all of the net income of the Fund so determined is declared as a div-

10

Citi U.S. Treasury Reserves
N O T E S  TO  F I N A N C I A L  S T A T E M E N T S (Continued)

idend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder’s Shareholder Servicing Agent), on or prior to the last business day of the month.

3.Administrative/Management Fees Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, were computed at the annual rate of 0.35% of the Fund’s average daily net assets. The administrative fees amounted to $481,601, of which $146,826 was voluntarily waived for the period from September 1, 2001 through December 31, 2001. On December 31, 2001, the Fund terminated its administrative services agreement and implemented a management agreement. The management fees paid to the Manager amounted to $1,194,464, of which $322,380 was voluntarily waived for the period from January 1, 2002 through August 31, 2002. The new management fees are computed at an annual rate of 0.40% of the Fund’s average daily net assets. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Manager or its affiliates.

4. Distribution/Service Fees Effective January 1, 2002 the Fund adopted a new Distribution Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the prior plan the Fund paid monthly fees at a rate not to exceed 0.10% of average daily net assets. The distribution fees amounted to $137,601, of which $73,303 was voluntarily waived for the period from September 1, 2001 through December 31, 2001. Under the new Service Plan, the Fund pays monthly fees at an annual rate not to exceed 0.25% of the average daily net assets. The Service fees paid amounted to $746,539 for the period from January 1, 2002 through August 31, 2002. These fees may be used to make payments to the distributor and to Service Agents or others as compensation for the sale of Fund shares or for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

     A. Shareholder Servicing Agent Fees The Trust, on behalf of the Fund, had entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which the Shareholder Servicing Agent acted as an agent for its customers and provided other related services. For their services, each Shareholder Servicing Agent received fees from the Fund, which may have been paid periodically, but did not exceed, on an annualized basis, an amount equal to 0.25% of the average daily net assets of the Fund represented by shares owned during the period for which payment was being made by investors for whom such Shareholder Servicing Agent maintained a servicing relationship. The Shareholder Servicing Agent fees amounted to $344,001

11

Citi U.S. Treasury Reserves
N O T E S  TO  F I N A N C I A L  S T A T E M E N T S (Continued)

for the period from September 1, 2001 through December 31, 2001. The Shareholder Servicing Agent Agreement was terminated on December 31, 2001.

5. Shares of Beneficial Interest The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

6. Investment Transactions Increases and decreases in the Fund’s investment in the Portfolio aggregated $1,856,428,276 and $1,817,397,637, respectively, for the year ended August 31, 2002.

12

Citi U.S. Treasury Reserves
I N D E P E N D E N T  A U D I T O R S ’  R E P O R T

To the Trustees and Shareholders of
Citi U.S. Treasury Reserves:

     We have audited the accompanying statement of assets and liabilities of Citi U.S. Treasury Reserves of CitiFunds Trust III (the “Trust”) (a Massachusetts business trust) as of August 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights for each of the years in the three-year period ended August 31, 2000 were audited by other auditors whose report thereon, dated Octo-ber 4, 2000, expressed an unqualified opinion on the statements of changes in net assets and financial highlights.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Citi U.S. Treasury Reserves of CitiFunds Trust III, as of August 31, 2002, and the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the years in the two-year period ended August 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

New York, New York
October 11, 2002

13

Citi U.S. Treasury Reserves

A D D I T I O N A L  I N F O R M AT I O N (Unaudited)

Information about Trustees and Officers The business and affairs of the Fund are managed under the direction of the Fund’s Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below. Each Trustee and officer holds office for his or her lifetime, unless that individual resigns, retires or is otherwise removed. The Statement of Additional Information includes additional information about Fund Trustees and is available, without charge, upon request by calling 1-800-451-2010.

				Number of	Other
			Principal	Funds In Fund	Directorships
	Position(s)	Length	Occupation(s)	Complex	Held by
	Held with	of Time	During Past	Overseen by	Director During
Name, Address and Age	Fund	Served*	Five Years	Director	Past Five Years

NON-INTERESTED
TRUSTEES:
Elliott J. Berv	Trustee	Since 1986	President and Chief	35	Board Member,
607 E. 45th Street			Operations Officer, Landmark		American
Savannah, GA 31405			City (Real Estate		Identity Corp.
Age 59			Development) (since 2002);		(doing business
			Executive Vice President and		as Morpheus
			Chief Operations Officer,		Technologies)
			DigiGym Systems (On-line		(biometric
			Personal Training Systems)		information
			(since 2001); Chief Executive		management)
			Officer, Rocket City Enterprises		(since 2002;
			(Internet Service Company)		consultant
			(since 2000).		since 1999);
Director,
Lapoint Indus-
tries (Indus-
trial Filter
Company)
(since 2002);
Director,
Alzheimer’s
Association
(New England
Chapter)
(since 1998).

Donald M. Carlton	Trustee	Since 2001	Consultant, URS Corporation	30	Director,
125 Broad Street			(Engineering) (since 1999);		American
New York, NY 10004			former Chief Executive Officer,		Electric Power
Age 65			Radian International L.L.C.		(Electric
			(Engineering) (from 1996 to		Utility)
			1998), Member of Management		(since 1999);
			Committee, Signature Science		Director,
			(Research and Development)		Valero Energy
			(since 2000).		(Petroleum
Refining)
(since 1999);
Director,
National
Instruments
Corp.
(Technology)
(since 1994).

14

Citi U.S. Treasury Reserves

A D D I T I O N A L  I N F O R M AT I O N (Unaudited) (Continued)

				Number of	Other
			Principal	Funds In Fund	Directorships
	Position(s)	Length	Occupation(s)	Complex	Held by
	Held with	of Time	During Past	Overseen by	Director During
Name, Address and Age	Fund	Served*	Five Years	Director	Past Five Years

A. Benton Cocanougher	Trustee	Since 2001	Dean Emeritus and Wiley	30	Former Direc-
125 Broad Street			Professor, Texas A&M		tor, Randall’s
New York, NY 10004			University (since 2001);		Food Markets,
Age 64			former Dean and Professor		Inc. (from 1990
			of Marketing, College and		to 1999); for-
			Graduate School of		mer Director,
			Business of Texas A & M		First American
			University (from 1987 to		Bank and First
			2001).		American Sav-
ings Bank (from
1994 to 1999).

Mark T. Finn	Trustee	Since 1990	Chairman and Owner, Vantage	35	Former Presi-
Vantage Consulting			Consulting Group, Inc.		dent and Dir-
Group, Inc.			(Investment Advisory and		ector, Delta
3500 Pacific Avenue			Consulting Firm) (since 1988);		Financial, Inc.
Virginia Beach, VA 23451			former Vice Chairman and		(Investment
Age 59			Chief Operating Officer,		Advisory Firm)
			Lindner Asset Management		(from 1983 to
			Company (Mutual Fund		1999).
Company) (from March 1999
to 2001); former General
Partner and Shareholder,
Greenwich Ventures, LLC
(Investment Partnership)
(from 1996 to 2001); former
President, Secretary, and
Owner, Phoenix Trading Co.
(Commodity Trading Advisory
Firm) (from 1997 to 2000).

Stephen R. Gross	Trustee	Since 2001	Partner, Capital Investment	30	Director,
125 Broad Street			Advisory Partners (Consulting)		United Telesis,
New York, NY 10004			(since January 2000);		Inc. (Telecom-
Age 54			Managing Director,		munications)
			Fountainhead Ventures,		(since 1997);
			Ltd. (Consulting) (from		Director,
			1998 to 2002); Secretary,		eBank.com, Inc.
			Carint of N.A. (Manufacturing)		(since 1997);
			(since 1988); former		Director, Ander-
			Treasurer, Hank Aaron		sen Calhoun,
			Enterprises (Fast Food		Inc. (Assisted
			Franchise) (from 1990 to		Living) (since
			2001); Chairman, Gross,		1987); former
			Collins & Cress, P.C.		Director, Char-
			(Accounting Firm)		ter Bank, Inc.
			(since 1979); Treasurer,		(from 1987 to
			Coventry Limited, Inc.		1997); former
			(since 1985).		Director, Yu
Save, Inc. (Inter-
net Company)
(from 1998 to
2000); former
Director,
Hotpalm, Inc.
(Wireless Appli-
cations) (from
1998 to 2000);
former Director,
Ikon Ventures,
Inc. (from 1997
to 1998).

15

Citi U.S. Treasury Reserves

A D D I T I O N A L  I N F O R M A T I O N (Unaudited) (Continued)

				Number of	Other
			Principal	Funds In Fund	Directorships
	Position(s)	Length	Occupation(s)	Complex	Held by
	Held with	of Time	During Past	Overseen by	Director During
Name, Address and Age	Fund	Served*	Five Years	Director	Past Five Years

Diana R. Harrington	Trustee	Since 1992	Professor, Babson College	35	Former
Babson College			(since 1992).		Trustee, The
Dept. of Finance					Highland
West Gate					Family of
Babson Park, MA 02157					Funds
Age 62					(Investment
Company)
(from March
1997 to March
1998).

Susan B. Kerley	Trustee	Since 1991	Consultant, Strategic	35	Director,
125 Broad Street			Management Advisors, LLC		Eclipse Funds
New York, NY 10004			Global Research Associates, Inc.		(currently
Age 51			(Investment Consulting)		supervises 17
			(since 1990).		investment
companies in
fund complex).

Alan G. Merten	Trustee	Since 2001	President, George Mason	30	Director,
George Mason University			University (since 1996).		Comshare,
4400 University Drive					Inc.
Fairfax, VA 22030					(Information
Age 60					Technology)
(since 1985);
former Direc-
tor, Indus
(Information
Technology)
(from 1995 to
1999).

C. Oscar Morong, Jr.	Trustee	Since 1992	Managing Director, Morong	35	Former
125 Broad Street			Capital Management		Director,
New York, NY 10004			(since 1993).		Indonesia
Age 67					Fund (Closed
End Fund)
(from 1990 to
1999);
Trustee, Mor-
gan Stanley
Institutional
Fund
(currently
supervises 75
investment
companies)
(since 1993).

R. Richardson Pettit	Trustee	Since 2001	Professor of Finance,	30	None
Dept. of Finance			University of Houston
University of Houston			(since 1977);
4800 Calhoun			Independent Consultant
Houston, TX 77204			(since 1984).
Age 60

16

Citi U.S. Treasury Reserves

A D D I T I O N A L  I N F O R M AT I O N (Unaudited) (Continued)

				Number of	Other
			Principal	Funds In Fund	Directorships
	Position(s)	Length	Occupation(s)	Complex	Held by
	Held with	of Time	During Past	Overseen by	Director During
Name, Address and Age	Fund	Served*	Five Years	Director	Past Five Years

Walter E. Robb, III	Trustee	Since 1985	President, Benchmark	35	Director, John
Robb Associates			Consulting Group, Inc. (Service		Boyle & Co.,
110 Broad Street			Company) (since 1991); Sole		Inc. (Textiles)
3rd Floor			Proprietor, Robb Associates		(since 1999);
Boston, MA 02110			(Corporate Financial Advisors)		Director,
Age 75			(since 1978); Co-owner, Kedron		Harbor Sweets,
			Design (Gifts) (since 1978);		Inc. (Candy)
			former President and Treasurer,		(since 1990);
			Benchmark Advisors, Inc.		Director, W.A.
			(Corporate Financial Advisors)		Wilde Co.
			(from 1989 to 2000).		(Direct Mail)
(since 1989);
Director,
Alpha Granger
Manufactur-
ing, Inc.
(Electronics)
(since 1983);
former
Trustee,
MFS Family
of Funds
(Investment
Company)
(from 1985 to
2001).
INTERESTED
TRUSTEES:
R. Jay Gerken**	President	Since 2002	President since 2002; Managing	Chairman	N/A
125 Broad Street	and		Director, Salomon Smith	of the
New York, NY 10004	Trustee		Barney (since 1996).	Board,
Age 50				Trustee or
Director
of 152

OFFICERS:
Lewis E. Daidone	Senior Vice	Since 2000	Managing Director, Salomon	N/A	N/A
125 Broad Street	President		Smith Barney (since 1990);
New York, NY 10004	and		Chief Financial Officer,
Age 45	Chief		Smith Barney Mutual Funds;
	Adminis-		Director and Senior Vice
	trative		President, Smith Barney Fund
	Officer		Management LLC and
Travelers Investment Adviser.

Irving P. David	Treasurer	Since 2002	Director, Salomon Smith	N/A	N/A
125 Broad Street			Barney (since 1997);
New York, NY 10004			former Assistant
Age 41			Treasurer, First Investment
Management Company (from
1988 to 1994).

Frances M. Guggino	Controller	Since 2002	Vice President, Citigroup	N/A	N/A
125 Broad Street			Asset Management
New York, NY 10004			(since 1991).
Age 45

17

Citi U.S. Treasury Reserves

A D D I T I O N A L  I N F O R M A T I O N (Unaudited) (Continued)

				Number of	Other
			Principal	Funds In Fund	Directorships
	Position(s)	Length	Occupation(s)	Complex	Held by
	Held with	of Time	During Past	Overseen by	Director During
Name, Address and Age	Fund	Served*	Five Years	Director	Past Five Years

Marianne Motley	Assistant	Since 2000	Director, Mutual Funds	N/A	N/A
125 Broad Street	Treasurer		Administration for Salomon
New York, NY 10004			Smith Barney (since 1994)
Age 43

Robert I. Frenkel	Secretary	Since 2000	Managing Director and	N/A	N/A
300 First Stamford Place			General Counsel, Global
Stamford, CT 06902			Mutual Funds for Citigroup
Age 48			Asset Management (since 1994)

Thomas C. Mandia	Assistant	Since 2000	Director and Deputy General	N/A	N/A
300 First Stamford Place	Secretary		Counsel, Citigroup Asset
Stamford, CT 06902			Management (since 1992)
Age 40

Rosemary D. Emmens	Assistant	Since 2000	Vice President and Associate	N/A	N/A
300 First Stamford Place	Secretary		General Counsel, Citigroup
Stamford, CT 06902			Asset Management (since 1998);
Age 32			Counsel, The Dreyfus
Corporation (from 1995 to 1998)

Harris C. Goldblat	Assistant	Since 2000	Associate General Counsel,	N/A	N/A
300 First Stamford Place	Secretary		Citigroup Asset Management
Stamford, CT 06902			(since 2000); Associate, Stroock
Age 32			& Stroock & Lavan LLP (from
1997 to 2000); Associate, Sills
Cummis Radin Tishman Epstein
& Gross (from 1996 to 1997)
*	Trustees are elected until their successors are elected and qualified.
**	Mr. Gerken is an “interested person” of the fund as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of Citi Fund Management Inc. or its affiliates.

18

U.S. Treasury Reserves Portfolio
P O R T F O L I O O F I N V E S T M E N T S	August 31, 2002

	Principal
	Amount
Issuer	(000’s omitted)	Value

U.S. Treasury Bills — 99.2%

United States Treasury Bill,
due 9/05/02	$267,642	$267,591,649
due 9/12/02	284,032	283,882,593
due 9/12/02	226,877	226,688,264
due 9/12/02	258,589	258,289,252
due 9/12/02	277,614	277,189,886
due 9/12/02	50,000	49,892,073
due 9/12/02	25,856	25,777,322
due 9/12/02	160,667	160,050,846
due 9/12/02	100,000	99,632,125
due 9/12/02	105,000	104,543,010
due 9/12/02	68,408	68,072,405
due 9/12/02	20,000	19,895,450
due 9/12/02	76,482	76,007,202
due 9/12/02	20,795	20,661,912

		1,953,164,857

U.S. Treasury Note — 0.8%

United States Treasury Note,
5.125% due 12/31/02	15,000	15,166,006

Total Investments,
at Amortized Cost	100.0%	$1,953,339,995
Other Assets,
Less Liabilities	0.0	(175,138)

Net Assets	100.0%	$1,953,339,995

See notes to financial statements

19

U.S. Treasury Reserves Portfolio

S T A T E M E N T  O F  A S S E T S  A N D  L I A B I L I T I E S

August 31, 2002

Assets:
Investments, at amortized cost and value (Note 1A)	$1,953,339,995
Cash	171
Interest receivable	131,607

Total assets	1,953,471,773

Liabilities:
Management fees payable (Note 2)	147,494
Accrued expenses and other liabilities	159,422

Total liabilities	306,916

Net Assets	$1,953,164,857

Represented by:
Paid-in capital for beneficial interests	$1,953,164,857

See notes to financial statements

20

U.S. Treasury Reserves Portfolio

S T A T E M E N T  O F  O P E R A T I O N S

For the Year Ended August 31, 2002

Interest Income (Note 1B):		$38,279,285
Expenses
Management fees (Note 2)	$1,917,702
Investment advisory fees (Note 2)	816,651
Administrative fees (Note 2)	272,217
Custody and fund accounting fees	481,966
Legal fees	65,217
Audit fees	16,357
Trustees’ fees	15,497
Miscellaneous	55,548

Total expenses	3,641,155
Less: aggregate amounts waived by the Manager, Investment
Adviser and Administrator (Note 2)	(1,817,769)
Less: fees paid indirectly (Note 1D)	(546)

Net expenses		1,822,840

Net investment income		$36,456,445

See notes to financial statements

21

U.S. Treasury Reserves Portfolio

S T A T E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S

	Year Ended August 31,

	2002	2001

Increase (Decrease) in Net Assets from Operations:
Net investment income	$36,456,445	$77,442,205

Capital Transactions:
Proceeds from contributions	7,437,576,345	5,642,383,142
Value of withdrawals	(6,908,038,868)	(5,657,342,700)

Net increase (decrease) in net assets from capital transactions	529,537,477	(14,959,558)

Net Increase in Net Assets	565,993,922	62,482,647

Net Assets:
Beginning of year	1,387,170,935	1,324,688,288

End of year	$1,953,164,857	$1,387,170,935

See notes to financial statements

22

U.S. Treasury Reserves Portfolio

F I N A N C I A L  H I G H L I G H T S

		Year Ended August 31,

	2002	2001	2000	1999	1998

Ratios/Supplemental Data:
Net Assets, end of year
(000’ s omitted)	$1,953,165	$1,387,171	$1,324,688	$1,188,627	$911,845
Ratio of expenses to
average net assets	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of net investment income
to average net assets	2.00%	5.13%	5.41%	4.55%	5.14%

Note: If Agents of the Portfolio had not voluntarily waived a portion of their fees during the years indi-
cated and the expenses were not reduced for fees paid indirectly, the ratios would have been as follows:

Ratios:
Expenses to average net assets	0.20%	0.23%	0.23%	0.23%	0.23%
Net investment income to
average net assets	1.90%	5.00%	5.28%	4.42%	5.01%

See notes to financial statements

23

U.S. Treasury Reserves Portfolio

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

1. Significant Accounting Policies U.S. Treasury Reserves Portfolio (the “Portfolio”) is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Citi Fund Management Inc. (the “Manager”) acts as the Investment Manager.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Portfolio are as follows:

     A. Valuation of Investments Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Portfolio’s use of amortized cost is subject to the Portfolio’s compliance with certain conditions as specified under the Investment Company Act of 1940.

     B. Investment Income and Expenses Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily.

     C. Federal Income Taxes The Portfolio’s policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

     D. Fees Paid Indirectly The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

     E. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

2. Investment Advisory/Administrative/Management Fees The investment advisory fees paid to the Manager, as compensation for overall investment management services, amounted to $816,651, of which $420,948 was voluntarily waived for the period from September 1, 2001 through December 31, 2001. The investment advisory fee is computed at an annual rate of 0.15% of the Portfolio’s average daily net assets.

     Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, were computed at the annual rate of 0.05% of the Fund’s average daily net assets. The administrative fees amounted to $272,217, all of which was voluntarily waived for the period from September 1, 2001 through December 31, 2001.

24

U.S. Treasury Reserves Portfolio

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S (Continued)

On December 31, 2001, the Fund terminated its administrative services and investment advisory agreements and implemented a management agreement. The management fees paid to the Manager amounted to $1,917,702, of which $1,124,604 was voluntarily waived for the period from January 1, 2002 through August 31, 2002. The new management fees are computed at an annual rate of 0.15% of the Fund’s average daily net assets. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Manager or its affiliates.

3. Investment Transactions Purchases, maturities and sales of U.S. Treasury obligations, aggregated $15,978,910,361 and $15,449,449,336, respectively, for the year ended August 31, 2002.

25

U.S. Treasury Reserves Portfolio

I N D E P E N D E N T  A U D I T O R S ’  R E P O R T

To the Trustees and Investors of
U.S. Treasury Reserves Portfolio:

     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of U.S. Treasury Reserves Portfolio (a New York Trust) as of August 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the years in the two-year period then ended. These financial statements and finan-cial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights for each of the years in the three-year period ended August 31, 2000 were audited by other auditors whose report thereon, dated October 4, 2000, expressed an unqualified opinion on the statements of changes in net assets and financial highlights.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2002 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of U.S. Treasury Reserves Portfolio, as of August 31, 2002, and the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the years in the two-year period ended August 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

New York, New York
 October 11, 2002

26

U.S. Treasury Reserves Portfolio

A D D I T I O N A L  I N F O R M A T I O N  (Unaudited)

Information about the Trustees and officers of the Portfolio can be found on pages 14 through 18 of this report.

27

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Trustees and Officers
Elliott J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
Stephen R. Gross
Diana R. Harrington
Susan B. Kerley
Alan G. Merten
C. Oscar Morong, Jr.
R. Richardson Pettit
Walter E. Robb, III

President/Chairman
R. Jay Gerken*

Secretary
Robert I. Frenkel*

Senior Vice President
and Chief Administrative
Officer
Lewis E. Daidone*

Treasurer
Irving P. David*

Controller
Frances M. Guggino*

*Affiliated Person of the Manager

Investment Manager
(of U.S.Treasury Reserves Portfolio)
Citi Fund Management Inc.
100 First Stamford Place
Stamford, CT 06902

Distributor
Salomon Smith Barney Inc.

Transfer Agent
Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, NY 10004

Sub-Transfer Agent and Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Auditors
KPMG LLP
757 Third Avenue
New York, NY 10017

Legal Counsel
Bingham McCutchen LLP
150 Federal Street
Boston, MA 02110

This report is prepared for the information of shareholders of Citi U.S. Treasury Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi U.S. Treasury Reserves.

©2002 Citicorp	Printed on recycled paper	CFA/RUS/802

Citi(SM)
Tax Free

ANNUAL REPORT	Reserves
AUGUST 31, 2002

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

TA B L E  O F  C O N T E N T S

Letter to Our Shareholders	1

Fund Facts	6

Fund Performance	7

Citi Tax Free Reserves

Statement of Assets and Liabilities	8

Statement of Operations	9

Statements of Changes in Net Assets	10

Financial Highlights	11

Notes to Financial Statements	12

Independent Auditors’ Report	15

Additional Information	16

Tax Free Reserves Portfolio

Portfolio of Investments	21

Statement of Assets and Liabilities	26

Statement of Operations	26

Statements of Changes in Net Assets	27

Financial Highlights	27

Notes to Financial Statements	28

Independent Auditors’ Report	30

Additional Information	31

L E T T E R  TO  O U R  S H A R E H O L D E R S

Dear Shareholder,

We are pleased to provide the annual report for Citi(SM) Tax Free Reserves (the “Fund”) for the year ended August 31, 2002. In this report, we summarize what we believe to be the period’s prevailing economic and market conditions and outline our investment strategy. A detailed summary of the Fund’s performance can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

R. JAY	CHARLES K.
GERKEN	BARDES
Chairman	Portfolio Manager

Special Notice to Shareholders:

We are pleased to report that R. Jay Gerken, a managing director of Salomon Smith Barney, Inc., has been elected Chairman of the Board of the Fund, and is also replacing Heath B. McLendon in his role, who has been appointed Chairman of Salomon Smith Barney’s new Equity Research Policy Committee. Previously, Jay managed the Smith Barney Growth and Income Fund for six years; developed and managed the Smith Barney Allocation Series Inc. from inception in 1996 through the end of 2001; and was responsible for the investment design and implementation of Citi-group Asset Management’s college savings programs with the states of Illinois and Colorado.

Performance Update

The Fund’s seven-day current yield(1) was 0.89%, and its seven-day effective yield(1)was also 0.89%, as of August 31, 2002.

Investment Objective

The Fund’s goals are to provide shareholders with high levels of current income exempt from federal income taxes, preservation of capital and liquidity. Of course, there is no assurance that the Fund will achieve its goals.

The Fund invests primarily in high quality municipal obligations and in participation or other interests in these obligations issued by banks, insurance companies and other financial institutions. Municipal obligations are debt securities issued by states, cities and towns and other public entities or qualifying issuers. The interest paid on these debt securities is generally lower than the interest paid on taxable securities.

Under normal market conditions, the Fund invests at least 80% of its assets in municipal obligations and interests in municipal obligations that pay interest exempt from federal income tax, including the federal alternative minimum tax. Subject to

(1)	The seven-day effective yield is calculated similarly to the seven-day yield but, when annualized, the income earned by an investment in a Portfolio or the Class is assumed to be reinvested.The effective yield may be slightly higher than the yield because of the effect of the assumed reinvestment.

this 80% policy, the Fund may invest in high quality securities that pay interest that is subject to federal income tax or federal alternative minimum tax.

The Fund may invest more than 25% of its assets in participation interests in municipal obligations that are issued by banks and/or backed by bank obligations.

Please note that the Fund invests in securities through an underlying mutual fund, Tax Free Reserves Portfolio. Please note that your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Portfolio Manager Municipal Bond Market Review

The changes and challenges of the last year were unpredictable and unfathomable. September of 2001 began uneventfully enough as money funds continued to see positive investment inflows despite the lack of meaningful supply of short-term product. On September 11 the world was shocked by the terrorist attacks against the United States that resulted in the destruction of the World Trade Center and devastating damage to the Pentagon. The fixed income markets closed for the first time since 1929 and reopened two days later amid much uncertainty and anxiety. On September 17, in an effort to quell fears and to provide liquidity, the U.S. Federal Reserve Board (the “Fed”) lowered the federal funds rate(2) (“fed funds rate”) by 50 basis points(3) to 3%. The reaction to the rate cut by the short-term tax-exempt market was somewhat paradoxical. Many dealer remarketing agents reset rates on Variable Rate Demand Notes(4) (“VRDNs”) higher to attract buyers, as corporations holding VRDNs sold them to raise funds for quarterly tax payments. Simultaneously, the market for tax-exempt notes was stronger due to lack of supply from new issue sales being postponed because of the attack.

October began as one of the largest tax-exempt note deals for 2001 came to market. A negotiated $1 billion New York City Transitional Finance Authority Recovery Note, issued solely for the purpose of assisting New York City in reconstruction from the terrorist attack, was well received by investors. On October 2, the Fed enacted its ninth rate cut for the year, lowering the target rate to 2.50%. The minutes of the Fed meeting cited, “that the attacks of September 11th might well have induced a mild downturn in economic activity after several months of little movement in the level of economic activity.” Most short-term tax-exempt securities’ yields fell in response to the rate cut, but still remained attractive versus comparable taxable alternatives such as commercial paper and repurchase agreements.

In November and December, short-term tax-exempt money markets continued to experience similar trends as investors looked to park money for the balance of 2001 amidst modest money market supply. The Fed responded to continued sluggishness

(2)	The fed funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans. The fed funds rate often points to the direction of U.S. interest rates.
(3)	A basis point is one one-hundredth (1/100 or 0.01) of one percent.
(4)	VRDNs are floating rate notes whose yields are pegged to short-term interest rates and may be sold back at par to the dealer/remarketing agent.

in the economy by reducing rates on November 6 and December 11, to 2% and 1.75% respectively. As the year drew to a close, many market observers believed the Fed’s task might be nearing a conclusion as economic releases showed glimpses of a rebound from recession.

As the New Year commenced, short-term rates fell due to technical factors arising from the “January effect.” The January effect describes a temporary increase in the demand for money market instruments caused by an influx of cash from maturing bonds and coupon interest chasing a dearth of supply. The expected January effect coupled with the presence of already low nominal yields hung like a dark cloud over money market funds. Many money market fund managers feared that paltry yields, net of operating expenses, would drive away investors. Unexpectedly, the January effect dissipated quickly. Money fund managers, relieved by the return to better market conditions in which to invest began to formulate strategies against a backdrop of some muted form of economic recovery. VRDN yields generally remained attractive relative to tax-exempt money funds in January.

February was a quieter month in terms of subscription activity, yet VRDN rates remained in a tight range as many investors remained invested in cash equivalents. Investors continued to rivet their attention on economic forecasts, waiting to see if the numbers released would point towards a recovery. In the latter portion of the month, Fed Chairman Alan Greenspan delivered his bi-annual report to Congress on the state of the U.S. economy and Fed interest rate policy. His comments concluded that in spite of a recovery being certain, the increase in economic growth was moderate.

A significant rise in market yields occurred during the month of March, as a shift in monetary policy sentiment coupled with positive economic data roiled the money markets. At the conclusion of the March 19th Federal Open Market Committee(5) (“FOMC”) meeting, the Fed changed its bias on monetary policy from “weakness” to “neutral”, stating “against the background of its long-run goals of price stability and sustainable economic growth and of the information currently available, the risks are balanced with respect to prospects for both goals.” Owning VRDNs versus one-year notes became the desired strategy among money market funds given that many investors believed interest rates might rise.

The month of April has tended to be overshadowed by the expectation that investors will redeem cash from money funds to pay taxes. In this environment dealers have typically increased yields on VRDNs in an attempt to retain investors. However, as stories of accounting irregularities and other scandalous activities surfaced, coupled with tepid economic reports that reduced expectations of a strong recovery, investors began moving away from the embattled equity and corporate bond markets and into U.S. Treasuries and money market funds. In our view this migration offset much of the typical tax time redemption activity out of money funds. Notwithstanding, rates on tax-exempt money funds became more attractive versus their taxable counterparts. Moreover, the widespread expectation of an increase in rates at the Fed’s May meeting began to diminish.

(5)	The FOMC is a policy-making body of the Federal Reserve System responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

At the FOMC meeting on May 7, the Fed voted unanimously to keep the overnight bank lending rate at 1.75%. Minutes of the meeting cited that “the degree of the strengthening in final demand over coming quarters, an essential element in sustained economic expansion, is still uncertain.” As the bond market continued its rise, we believed tax-free instruments continued to look attractive. However, municipal notes maturing in one year were not appreciating in value as rapidly. In our opinion short-term money managers were being selective, as the specter of new supply during the June note season weighed on their investment decisions.

Short-term tax-exempt securities rallied in June, as cash rolling over from coupon interest and maturities was invested into money funds. New issues were generally well received by the marketplace, as many money managers awash in cash became more aggressive in purchasing notes. Among the more notable deals, the state of California sold $7.5 billion revenue anticipation warrants, which helped replenish the funds used to purchase electrical power during the energy crisis of 2001. The Fed left rates unchanged for the fourth consecutive time versus eleven rate cuts in 2001. The Fed’s dialogue exclaimed that economic activity continues to strengthen, but that the degree of strengthening remains uncertain.

The rates on short-term fixed-income securities fell temporarily due to technical factors arising from the “July effect.” Traditionally, an increase in the demand for money market instruments, caused by an influx of cash from maturing bonds and coupon interest, occurs in July of each year. Approximately $30 billion became available for reinvestment. Against the backdrop of uncertainty in the equity and fixed income markets, tax-exempt money funds continued to see subscription activity. As July progressed, more economic readings pointed toward a sluggish economy and the exodus continued from the stock market into the bond market. At the August 14 FOMC meeting, the Fed kept the overnight rate at 1.75%, but raised the possibility of additional rate cuts to stimulate the economy. A statement indicated that “weakness in financial markets and heightened uncertainty related to problems in corporate reporting and governance have prolonged a slowdown in economic growth.” U.S. Treasury securities extended their rally, sending yields to record lows across the yield curve(6). In spite of the rally in U.S. Treasuries, money funds continued to see subscription activity from investors wishing to allocate a portion of their assets on the shorter end of the yield curve.

Portfolio Manager National Outlook

Nationally, we feel the creditworthiness of many municipalities continued to weaken. The states’ aggregate budget gaps, as reported by the National Conference of State Legislatures, are near $58 billion. Balances for fiscal 2003 are expected to be 66% lower than just three years ago, and at $18 billion, will only comprise 3.4% of expenditures. Although reserves of 5% are generally thought to be prudent, 12 states reported budget gaps in 2002 that exceeded 10% of general fund expenditures.

In addition to the weak economy and the fallout from the terrorist attack, Medicaid is posing a problem for many states. Medicaid budgets increased by 13.4% in fiscal

(6)   The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

2002, and by nearly 12% the year prior(7). Since Medicaid typically comprises 20% of a state’s budgeted expenditures, the problem is quite serious. Twenty-eight states recently reported combined gaps of $7 billion.

Many cities are also experiencing pressure, although the nation’s cities reported reserves at the outset of the recession of 18%, compared to 5% for the states(8). Though less reliant on personal income taxes than states, most cities depend on tourist dollars, and revenue sharing, which the states have pared down.

We expect that fiscal recovery for most states will occur 12 to 18 months after the economy rebounds, judging from the recession of the early 1990’s. We also expect that after the gubernatorial elections of this fall, many states will be forced to raise taxes, which may help to stabilize ratings.

Portfolio Manager Municipal Bond Market Outlook

New issue supply is expected to exceed $300 billion as municipalities continue to take advantage of the low interest rate environment. We expect the market to continue its strong performance in spite of this, as investors continue to seek low volatility alternatives. Moreover, many municipal securities continue to offer better yields than taxable bonds. In the weeks and months ahead, our strategy for the Fund will be to continue to invest its assets in securities that are among the highest quality available to money market funds. We feel a selective mix of municipal notes and VRDNs has enabled the Fund to perform relatively well.

Thank you for your investment in Citi Tax Free Reserves and for your continued confidence in our investment strategy.

Sincerely,

R. Jay Gerken	Charles K. Bardes
Chairman	Portfolio Manager

September 17, 2002

The information provided in this letter by the portfolio manager represents the opinion of the portfolio manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed are those of the portfolio manager and may differ from those of other portfolio managers or of the firm as a whole. Furthermore, there is no assurance that certain securities will remain in or out of the Fund or that the percentage of the Fund’s assets in various sectors will remain the same. Please refer to pages 21 through 25 for a list and percentage breakdown of the Fund’s holdings. Also, please note that any discussion of the Fund’s holdings, the Fund’s performance, and the portfolio manager’s views are as of August 31, 2002 and are subject to change.

(7)	National Association of State Budget Offices.
(8)	Source: National League of Cities.

F U N D  FA C T S

Fund Objective

To provide its shareholders with high levels of current income which is exempt from Federal income taxes*, preservation of capital and liquidity.

Investment Manager	Dividends
Citi Fund Management Inc.	Declared daily, paid monthly

Commencement of Operations	Capital Gains
August 31, 1984	Distributed annually, if any

Net Assets as of 8/31/02	Benchmark**
$551.3 million	• Lipper Tax Exempt Money Market
Funds Average
• iMoneyNet, Inc. General
Purpose Tax Free Money
Market Funds Average
*	A portion of the income may be subject to the Federal Alternative Minimum Tax (AMT). Consult your personal tax adviser.
**	The Lipper Funds Average and iMoneyNet, Inc. Funds Average reflect the performance (excluding sales charges) of mutual funds with similar objectives.

Citi is a service mark of Citicorp.

F U N D  P E R F O R M A N C E
Total Returns

	One	Five	Ten
All Periods Ended August 31, 2002	Year	Years*	Years*

Citi Tax Free Reserves Class N	1.21%	2.66%	2.67%
Lipper Tax Exempt Money Market Funds Average	1.04%	2.61%	2.66%
iMoneyNet, Inc. General Purpose Tax Free
Money Market Funds Average	1.04%	2.55%	2.61%
* Average Annual Total Return

7-Day Yields	Class N

Annualized Current	0.89%
Effective	0.89%

The Annualized Current 7-Day Yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.

The Effective 7-Day Yield is calculated similarly, but when annualized, the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield may be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund’s yield more closely reflects the current earnings of the fund than does the total return.

Important Tax Information—For the fiscal year ended August 31, 2002 Class N shares paid $0.01207 per share to shareholders from net investment income. For such period, the Fund designated all dividends paid as exempt-interest dividends. Thus, 100% of these distributions were exempt from Federal income tax. In addition, 11.0% of the dividends were derived from income earned from certain government obligations which may be subject to the Federal Alternative Minimum Tax (AMT).

Comparison of 7-Day Yields for Citi Tax Free Reserves Class N vs. iMoneyNet, Inc. General Purpose Tax Free Money Market Funds Average

As illustrated, Citi Tax Free Reserves Class N generally provided an annualized seven-day yield comparable to that of the iMoneyNet, Inc. General Purpose Tax Free Money Market Funds Average, as published in iMoneyNet, Inc. Money Fund Report(TM), for the one-year period.

Note: Although money market funds seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Yields and total returns will fluctuate and past performance is no guarantee of future results.Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund’s returns and yields would have been lower.

Citi Tax Free Reserves
S TAT E M E N T  O F  A S S E T S  A N D  L I A B I L I T I E S

August 31, 2002

Assets:
Investment in Tax Free Reserves Portfolio, at value (Note 1)	$552,021,022
Receivable for shares of beneficial interest sold	2,300

Total assets	552,023,322

Liabilities:
Dividends payable	375,291
Management fees payable (Note 3)	124,709
Distribution/Service fees payable (Note 4)	117,409
Payable for shares of beneficial interest repurchased	17,219
Accrued expenses and other liabilities	44,354

Total liabilities	678,982

Net Assets for 551,292,097 shares of beneficial interest outstanding	$551,344,340

Net Assets Consist of:
Paid-in capital	$551,292,097
Accumulated net realized gain on investments	52,243

Total	$551,344,340

Net Asset Value, Offering Price and Redemption Price Per Share	$1.00

See notes to financial statements

Citi Tax Free Reserves
S TAT E M E N T  O F  O P E R AT I O N S

For the Year Ended August 31, 2002

Interest Income (Note 1A)
Income from Tax Free Reserves Portfolio	$10,555,850
Allocated expenses from Tax Free Reserves Portfolio	(859,210)

		$9,696,640
Expenses:
Management fees (Note 3)	1,185,267
Distribution/Service fees Class N (Note 4)	1,165,666
Administrative fees (Note 3)	444,860
Shareholder Servicing Agents’ fees Class N (Note 4A)	444,860
Blue Sky fees	67,274
Transfer agent fees	56,730
Legal fees	49,641
Shareholder reports	47,741
Custody and fund accounting fees	27,848
Audit fees	17,932
Trustees’ fees	6,069
Miscellaneous	21,882

Total expenses	3,535,770
Less: aggregate amounts waived by the Manager, Administrator and
Distributor (Notes 3 and 4)	(680,980)

Net expenses		2,854,790

Net investment income		6,841,850
Net Realized Gain On Investments from Tax Free Reserves Portfolio		84,280

Net Increase in Net Assets Resulting from Operations		$6,926,130

See notes to financial statements

Citi Tax Free Reserves
S TAT E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S

	Year Ended August 31,

	2002	2001

Increase (Decrease) in Net Assets from Operations:
Net investment income	$6,841,850	$15,695,631
Net realized gain (loss) on investments	84,280	(12,102)

Net increase in net assets from operations	6,926,130	15,683,529

Dividends to Shareholders from:
Net investment income Class N shares	(6,841,850)	(15,695,631)

Decrease in net assets from distribution to shareholders	(6,841,850)	(15,695,631)

Transactions in Shares of Beneficial Interest at
Net Asset Value of $1.00 Per Share (Note 5):
Class N Shares
Proceeds from sale of shares	754,933,937	935,481,453
Net asset value of shares issued to shareholders from
reinvestment of dividends	817,550	2,047,467
Cost of shares repurchased	(722,460,823)	(917,107,291)

Total Class N shares	33,290,664	20,421,629

Transactions in Shares of Beneficial Interest at
Net Asset Value of $1.00 Per Share (Note 5):
Cititrade Shares (Note 1)
Proceeds from sale of shares	—	285,624
Net asset value of shares issued to shareholders from
reinvestment of dividends	—	957
Cost of shares repurchased	—	(293,638)

Total Cititrade shares	—	(7,057)

Total increase in net assets from transactions
in shares of beneficial interest	33,290,664	20,414,572

Net Increase in Net Assets	33,374,944	20,402,470

Net Assets:
Beginning of year	517,969,396	497,566,926

End of year	$551,344,340	$517,969,396

See notes to financial statements

Citi Tax Free Reserves
F I N A N C I A L  H I G H L I G H T S

		Year Ended August 31,

	2002	2001	2000	1999	1998

Net Asset Value, beginning
of year	$1.00000	$1.00000	$1.00000	$1.00000	$1.00000
Net investment income	0.01207	0.03010	0.03279	0.02626	0.03042
Less dividends from net
investment income	(0.01207)	(0.03010)	(0.03279)	(0.02626)	(0.03042)

Net Asset Value, end of year	$1.00000	$1.00000	$1.00000	$1.00000	$1.00000

Ratios/Supplemental Data:
Net assets, end of year
(000’ s omitted)	$551,344	$517,969	$497,567	$489,880	$514,771
Ratio of expenses to average
net assets†	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income
to average net assets†	1.19%	3.00%	3.27%	2.62%	3.04%
Total return	1.21%	3.05%	3.33%	2.66%	3.08%

Note: If agents of the Fund and agents of Tax Free Reserves Portfolio had not waived all or a portion of their fees during the years indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share	0.00989	0.02678	0.03015	0.02365	0.02782
Ratios:
Expenses to average net assets†	0.86%	0.97%	0.91%	0.91%	0.92%
Net investment income to
average net assets†	0.98%	2.68%	3.01%	2.36%	2.77%

† Includes the Fund’s share of Tax Free Reserves Portfolio’s allocated expenses

See notes to financial statements

Citi Tax Free Reserves
 N OT E S  TO  F I N A N C I A L  S TAT E M E N T S

1. Significant Accounting Policies Citi Tax Free Reserves (the “Fund”) is a separate diversified series of CitiFunds Trust III (the “Trust”) a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end, management investment company. The Fund invests all of its investable assets in Tax Free Reserves Portfolio (the “Portfolio”), a management investment company for which Citi Fund Management Inc. (the “Manager”) serves as Investment Manager. The value of such investment reflects the Fund’s proportionate interest (approximately 37.7% at August 31, 2002) in the net assets of the Portfolio. Salomon Smith Barney Inc. is the Fund’s Distributor.

     The Fund offers Class N shares. The Fund commenced its public offering of Citi-trade shares on August 18, 2000 and the 245,673 Cititrade shares outstanding, with value of $245,673 were converted to Class N shares on May 14, 2001. Shares converted are reflected as a repurchase of Cititrade shares and a sale of Class N shares in the financial statements. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

     The significant accounting policies consistently followed by the Fund are as follows:

     A. Investment Income The Fund earns income, net of Portfolio expenses, daily on its investment in the Portfolio.

     B. Federal Taxes The Fund’s policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary. Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

     C. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by the Manager.

Citi Tax Free Reserves
N OT E S  TO  F I N A N C I A L  S TAT E M E N T S (Continued)

2. Dividends The net income of the Fund is determined once daily, as of 12:00 noon Eastern Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder’s Shareholder Servicing Agent) on or prior to the last business day of the month.

3. Administrative/Management Fees Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, were computed at the annual rate of 0.25% of the Fund’s average daily net assets. The administrative fees amounted to $444,860, of which $176,605 was voluntarily waived for the period from September 1, 2001 through December 31, 2001. On December 31, 2001, the Fund terminated its administrative services agreement and implemented a management agreement. The management fees paid to the Manager amounted to $1,185,267, of which $416,205 was voluntarily waived for the period from January 1, 2002 through August 31, 2002. The new management fees are computed at an annual rate of 0.30% of the Fund’s average daily net assets. The fund pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Manager or its affiliates.

4. Distribution/Service Fees Effective January 1, 2002 the Fund adopted a new Distribution Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the prior plan the Fund paid monthly fees at a rate not to exceed 0.10% of average daily net assets. The distribution fees amounted to $177,944, of which $88,170 was voluntarily waived for the period from September 1, 2001 through Decem-ber 31, 2001. Under the new Service Plan, the Fund pays monthly fees at an annual rate not to exceed 0.25% of the average daily net assets. The Service fees paid amounted to $987,722 for the period from January 1, 2002 through August 31, 2002. These fees may be used to make payments to the distributor and to Service Agents or others as compensation for the sale of Fund shares or for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

     A. Shareholder Servicing Agent Fees The Fund had entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acted as an agent for its customers and provided other related services. For their services, each Shareholder Servicing Agent received a fee from the Fund, which may have been paid periodically, but did not exceed, on an annualized basis, an amount equal to 0.25% of the average daily net assets of the Fund

Citi Tax Free Reserves
N OT E S  TO  F I N A N C I A L  S TAT E M E N T S (Continued)

represented by shares owned during the period for which payment was being made by investors for whom such Shareholder Servicing Agent maintained a servicing relationship. Shareholder Servicing Agent fees amounted to $444,860 for the period from September 1, 2001 through December 31, 2001. The Shareholder Servicing Agreement was terminated on December 31, 2001.

5. Share of Beneficial Interest The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

6. Investment Transactions Increases and decreases in the Fund’s investment in the Portfolio aggregated $665,820,590 and $642,679,359 respectively, for the year ended August 31, 2002.

Citi Tax Free Reserves
I N D E P E N D E N T  A U D I TO R S ’  R E P O RT

To the Trustees and Shareholders of
Citi Tax Free Reserves:

     We have audited the accompanying statement of assets and liabilities of Citi Tax Free Reserves of CitiFunds Trust III (the “Trust”) (a Massachusetts business) trust as of August 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the years in the two-year period then ended. These financial statements and finan-cial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights for each of the years in the three-year period ended August 31, 2000 were audited by other auditors whose report thereon, dated October 4, 2000, expressed an unqualified opinion on the statements of changes in net assets and financial highlights.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Citi Tax Free Reserves, as of August 31, 2002, and the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the years in the two-year period ended August 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

New York, New York
October 11, 2002

Citi Tax Free Reserves
A D D I T I O N A L  I N F O R M AT I O N (Unaudited)

Information about Trustees and Officers The business and affairs of the Fund are managed under the direction of the Fund’s Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below. Each Trustee and officer holds office for his or her lifetime, unless that individual resigns, retires or is otherwise removed. The Statement of Additional Information includes additional information about Fund Trustees and is available, without charge, upon request by calling 1-800-451-2010.

				Number of	Other
			Principal	Funds In Fund	Directorships
	Position(s)	Length	Occupation(s)	Complex	Held by
	Held with	of Time	During Past	Overseen by	Director During
Name, Address and Age	Fund	Served*	Five Years	Director	Past Five Years

NON-INTERESTED
TRUSTEES:
Elliott J. Berv	Trustee	Since 1986	President and Chief	35	Board Member,
607 E. 45th Street			Operations Officer, Landmark		American
Savannah, GA 31405			City (Real Estate		Identity Corp.
Age 59			Development) (since 2002);		(doing business
			Executive Vice President and		as Morpheus
			Chief Operations Officer,		Technologies)
			DigiGym Systems (On-line		(biometric
			Personal Training Systems)		information
			(since 2001); Chief Executive		management)
			Officer, Rocket City Enterprises		(since 2002;
			(Internet Service Company)		consultant
			(since 2000).		since 1999);
Director,
Lapoint Indus-
tries (Indus-
trial Filter
Company)
(since 2002);
Director,
Alzheimer’s
Association
(New England
Chapter) (since
1998).

Donald M. Carlton	Trustee	Since 2001	Consultant, URS Corporation	30	Director,
125 Broad Street			(Engineering) (since 1999);		American
New York, NY 10004			former Chief Executive Officer,		Electric Power
Age 65			Radian International L.L.C.		(Electric
			(Engineering) (from 1996 to		Utility)
			1998), Member of Management		(since 1999);
			Committee, Signature Science		Director,
			(Research and Development)		Valero Energy
			(since 2000).		(Petroleum
Refining)
(since 1999);
Director,
National
Instruments
Corp.
(Technology)
(since 1994).

Citi Tax Free Reserves
A D D I T I O N A L  I N F O R M AT I O N (Unaudited) (Continued)

				Number of	Other
			Principal	Funds In Fund	Directorships
	Position(s)	Length	Occupation(s)	Complex	Held by
	Held with	of Time	During Past	Overseen by	Director During
Name, Address and Age	Fund	Served*	Five Years	Director	Past Five Years

A. Benton Cocanougher	Trustee	Since 2001	Dean Emeritus and Wiley	30	Former Direc-
125 Broad Street			Professor, Texas A&M		tor, Randall’s
New York, NY 10004			University (since 2001);		Food Markets,
Age 64			former Dean and Professor		Inc. (from 1990
			of Marketing, College and		to 1999); for-
			Graduate School of		mer Director,
			Business of Texas A & M		First American
			University (from 1987 to		Bank and First
			2001).		American Sav-
ings Bank (from
1994 to 1999).

Mark T. Finn	Trustee	Since 1990	Chairman and Owner, Vantage	35	Former Presi-
Vantage Consulting			Consulting Group, Inc.		dent and Dir-
Group, Inc.			(Investment Advisory and		ector, Delta
3500 Pacific Avenue			Consulting Firm) (since 1988);		Financial, Inc.
Virginia Beach, VA 23451			former Vice Chairman and		(Investment
Age 59			Chief Operating Officer,		Advisory Firm)
			Lindner Asset Management		(from 1983 to
			Company (Mutual Fund		1999).
Company) (from March 1999
to 2001); former General
Partner and Shareholder,
Greenwich Ventures, LLC
(Investment Partnership)
(from 1996 to 2001); former
President, Secretary, and
Owner, Phoenix Trading Co.
(Commodity Trading Advisory
Firm) (from 1997 to 2000).

Stephen R. Gross	Trustee	Since 2001	Partner, Capital Investment	30	Director,
125 Broad Street			Advisory Partners (Consulting)		United Telesis,
New York, NY 10004			(since January 2000);		Inc. (Telecom-
Age 54			Managing Director,		munications)
			Fountainhead Ventures,		(since 1997);
			Ltd. (Consulting) (from		Director,
			1998 to 2002); Secretary,		eBank.com, Inc.
			Carint of N.A. (Manufacturing)		(since 1997);
			(since 1988); former		Director, Ander-
			Treasurer, Hank Aaron		sen Calhoun,
			Enterprises (Fast Food		Inc. (Assisted
			Franchise) (from 1990 to		Living) (since
			2001); Chairman, Gross,		1987); former
			Collins & Cress, P.C.		Director, Char-
			(Accounting Firm)		ter Bank, Inc.
			(since 1979); Treasurer,		(from 1987 to
			Coventry Limited, Inc.		1997); former
			(since 1985).		Director, Yu
Save, Inc. (Inter-
net Company)
(from 1998 to
2000); former
Director,
Hotpalm, Inc.
(Wireless Appli-
cations) (from
1998 to 2000);
former Director,
Ikon Ventures,
Inc. (from 1997
to 1998).

Citi Tax Free Reserves

A D D I T I O N A L  I N F O R M AT I O N (Unaudited) (Continued)

				Number of	Other
			Principal	Funds In Fund	Directorships
	Position(s)	Length	Occupation(s)	Complex	Held by
	Held with	of Time	During Past	Overseen by	Director During
Name, Address and Age	Fund	Served*	Five Years	Director	Past Five Years

Diana R. Harrington	Trustee	Since 1992	Professor, Babson College	35	Former
Babson College			(since 1992).		Trustee, The
Dept. of Finance					Highland
West Gate					Family of
Babson Park, MA 02157					Funds
Age 62					(Investment
Company)
(from March
1997 to March
1998).

Susan B. Kerley	Trustee	Since 1991	Consultant, Strategic	35	Director,
125 Broad Street			Management Advisors, LLC		Eclipse Funds
New York, NY 10004			Global Research Associates, Inc.		(currently
Age 51			(Investment Consulting)		supervises 17
			(since 1990).		investment
companies in
fund complex).

Alan G. Merten	Trustee	Since 2001	President, George Mason	30	Director,
George Mason University			University (since 1996).		Comshare,
4400 University Drive					Inc.
Fairfax, VA 22030					(Information
Age 60					Technology)
(since 1985);
former Direc-
tor, Indus
(Information
Technology)
(from 1995 to
1999).

C. Oscar Morong, Jr.	Trustee	Since 1992	Managing Director, Morong	35	Former
125 Broad Street			Capital Management		Director,
New York, NY 10004			(since 1993).		Indonesia
Age 67					Fund (Closed
End Fund)
(from 1990 to
1999);
Trustee, Mor-
gan Stanley
Institutional
Fund
(currently
supervises 75
investment
companies)
(since 1993).

R. Richardson Pettit	Trustee	Since 2001	Professor of Finance,	30	None
Dept. of Finance			University of Houston
University of Houston			(since 1977);
4800 Calhoun			Independent Consultant
Houston, TX 77204			(since 1984).
Age 60

Citi Tax Free Reserves

A D D I T I O N A L  I N F O R M AT I O N (Unaudited) (Continued)

				Number of	Other
			Principal	Funds In Fund	Directorships
	Position(s)	Length	Occupation(s)	Complex	Held by
	Held with	of Time	During Past	Overseen by	Director During
Name, Address and Age	Fund	Served*	Five Years	Director	Past Five Years

Walter E. Robb, III	Trustee	Since 1985	President, Benchmark	35	Director, John
Robb Associates			Consulting Group, Inc. (Service		Boyle & Co.,
110 Broad Street			Company) (since 1991); Sole		Inc. (Textiles)
3rd Floor			Proprietor, Robb Associates		(since 1999);
Boston, MA 02110			(Corporate Financial Advisors)		Director,
Age 75			(since 1978); Co-owner, Kedron		Harbor Sweets,
			Design (Gifts) (since 1978);		Inc. (Candy)
			former President and Treasurer,		(since 1990);
			Benchmark Advisors, Inc.		Director, W.A.
			(Corporate Financial Advisors)		Wilde Co.
			(from 1989 to 2000).		(Direct Mail)
(since 1989);
Director,
Alpha Granger
Manufactur-
ing, Inc.
(Electronics)
(since 1983);
former
Trustee,
MFS Family
of Funds
(Investment
Company)
(from 1985 to
2001).
INTERESTED
TRUSTEES:
R. Jay Gerken**	President	Since 2002	President since 2002; Managing	Chairman	N/A
125 Broad Street	and		Director, Salomon Smith	of the
New York, NY 10004	Trustee		Barney (since 1996).	Board,
Age 50				Trustee or
Director
of 152

OFFICERS:
Lewis E. Daidone	Senior Vice	Since 2000	Managing Director, Salomon	N/A	N/A
125 Broad Street	President		Smith Barney (since 1990);
New York, NY 10004	and		Chief Financial Officer,
Age 45	Chief		Smith Barney Mutual Funds;
	Adminis-		Director and Senior Vice
	trative		President, Smith Barney Fund
	Officer		Management LLC and
Travelers Investment Adviser.
Irving P. David	Treasurer	Since 2002	Director, Salomon Smith	N/A	N/A
125 Broad Street			Barney (since 1997);
New York, NY 10004			former Assistant
Age 41			Treasurer, First Investment
Management Company (from
1988 to 1994).
Frances M. Guggino	Controller	Since 2002	Vice President, Citigroup Asset	N/A	N/A
125 Broad Street			Management (since 1991).
New York, NY 10004
Age 45

Citi Tax Free Reserves

A D D I T I O N A L  I N F O R M AT I O N (Unaudited) (Continued)

				Number of	Other
			Principal	Funds In Fund	Directorships
	Position(s)	Length	Occupation(s)	Complex	Held by
	Held with	of Time	During Past	Overseen by	Director During
Name, Address and Age	Fund	Served*	Five Years	Director	Past Five Years

Marianne Motley	Assistant	Since 2000	Director, Mutual Funds	N/A	N/A
125 Broad Street	Treasurer		Administration for Salomon
New York, NY 10004			Smith Barney (since 1994)
Age 43

Robert I. Frenkel	Secretary	Since 2000	Managing Director and	N/A	N/A
300 First Stamford Place			General Counsel, Global
Stamford, CT 06902			Mutual Funds for Citigroup
Age 48			Asset Management (since 1994)

Thomas C. Mandia	Assistant	Since 2000	Director and Deputy General	N/A	N/A
300 First Stamford Place	Secretary		Counsel, Citigroup Asset
Stamford, CT 06902			Management (since 1992)
Age 40

Rosemary D. Emmens	Assistant	Since 2000	Vice President and Associate	N/A	N/A
300 First Stamford Place	Secretary		General Counsel, Citigroup
Stamford, CT 06902			Asset Management (since 1998);
Age 32			Counsel, The Dreyfus
Corporation (from 1995 to 1998)

Harris C. Goldblat	Assistant	Since 2000	Associate General Counsel,	N/A	N/A
300 First Stamford Place	Secretary		Citigroup Asset Management
Stamford, CT 06902			(since 2000); Associate, Stroock
Age 32			& Stroock & Lavan LLP (from
1997 to 2000); Associate, Sills
Cummis Radin Tishman Epstein
& Gross (from 1996 to 1997)
*	Trustees are elected until their successors are elected and qualified.
**	Mr. Gerken is an “interested person” of the Fund as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of Citi Fund Management Inc. or its affiliates.

Tax Free Reserves Portfolio

P O RT F O L I O O F I N V E S T M E N T S	August 31, 2002

	Principal
	Amount
Issuer	(000’s omitted)	Value

General Obligation Bonds
and Notes — 3.9%

Iowa State School, Cash
Anticipation Program,
2.25% due 1/30/03	$5,000	$5,015,658
Iowa State School, Cash
Anticipation Program,
2.75% due 6/20/03	17,585	17,758,446
Clark County, Nevada,
3.00% due 10/02/02	5,250	5,257,074
Medina, Ohio, City School
District,
6.20% due 12/01/02	2,100	2,166,055
Montclair, New Jersey,
2.40% due 3/07/03	3,136	3,148,805
Trenton, New Jersey,
2.60% due 10/18/02	11,619	11,625,559
Trenton, New Jersey,
2.50% due 5/15/03	11,500	11,537,102

		56,508,699

Annual and Semi-Annual Tender Revenue
Bonds and Notes (Puts) — 7.2%

Arizona School Facilities
Board Revenue,
5.00% due 7/01/03	6,000	6,182,763
Bayonne, New Jersey,
Municipal Utilities
Authority,
2.80% due 5/07/03	13,000	13,034,448
Colorado Health Facilities
Authority Revenue,
4.00% due 9/01/02	5,895	5,895,000
East Brunswick, New Jersey,
2.75% due 1/03/03	20,929	21,004,572
Essex County, New Jersey,
Utilities Authority Water
System,
5.15% due 11/27/02	6,864	6,910,395
Florida State Board of
Education,
4.00% due 6/01/03	4,280	4,354,208
Metropolitan Atlanta Rapid
Transit Authority, Georgia,
Sales Tax Revenue,
5.00% due 7/01/03	9,000	9,241,098
Nevada Housing Division,
AMT,
1.80% due 3/31/03	14,170	14,170,000
Oregon State Housing and
Community Services
Department Revenue,
AMT,
1.55% due 9/25/03	9,000	9,000,000

	Principal
	Amount
Issuer	(000’s omitted)	Value

Philadelphia, Pennsylvania,
Gas Works Revenue,
6.375% due 7/01/03	$4,120	$4,371,510
Utah County, Utah, Hospital
Revenue,
3.00% due 5/15/03	3,000	3,022,861
Washington State, Public
Power Supply,
5.00% due 7/01/03	8,770	9,008,667

		106,195,522

Bond, Revenue,Tax and Tax and Revenue
Anticipation Notes — 23.4%

Acushnet, Massachusetts,
BANs,
2.50% due 8/15/03	18,193	18,374,238
Arizona School District,
TANs,
2.00% due 7/31/03	10,000	10,054,088
Bedford, Massachusetts,
BANs,
3.00% due 5/02/03	13,000	13,086,525
Bernalillo County, New
Mexico, BANs,
3.00% due 3/15/03	2,500	2,511,163
Carroll County, New
Hampshire,TANs,
2.05% due 12/27/02	5,500	5,506,056
Essex County, New Jersey,
TANs
2.50% due 11/25/02	40,000	40,064,187
Jersey City, New Jersey,
BANs,
2.50% due 1/10/03	9,360	9,379,773
Maine State, BANs,
2.50% due 6/26/03	8,370	8,427,111
Maine State, BANs,
2.25% due 6/30/03	23,000	23,141,038
Maplewood Township,
New Jersey, BANs,
2.75% due 1/22/03	2,800	2,811,873
Merrimack County, New
Hampshire,TANs,
3.00% due 12/27/02	9,900	9,945,849
Missouri State Health and
Educational Facilities
Authority, RANs,
3.25% due 4/18/03	3,500	3,510,672
Montclair, New Jersey,
BANs,
2.40% due 3/07/03	3,684	3,699,043
Moorestown Township,
New Jersey,
BANs,
3.00% due 5/29/03	5,000	5,041,388

Tax Free Reserves Portfolio

P O RT F O L I O O F I N V E S T M E N T S	(Continued)	August 31, 2002
	Principal
	Amount
Issuer	(000’s omitted)	Value

Bond, Revenue,Tax and Tax and
Revenue Anticipation Notes — (cont’d)

Newark, New Jersey,
BANs,
3.40% due 10/01/02	$6,650	$6,655,607
Newark, New Jersey,
BANs,
3.50% due 11/01/02	8,252	8,266,424
Newark, New Jersey,
BANs,
2.50% due 8/01/03	2,752	2,768,052
New Haven, Connecticut,
BANs,
2.25% due 1/30/03	20,500	20,578,578
New Jersey State,
TRANs,
3.00% due 6/12/03	25,000	25,296,969
Ocean City, New Jersey,
BANs,
2.625% due 5/15/03	9,250	9,295,479
Philadelphia, Pennsylvania,
TRANs,
3.00% due 6/30/03	10,000	10,119,779
Portland, Maine,
BANs,
2.25% due 3/05/03	2,500	2,508,160
Saddle Brook Township,
New Jersey,
BANs,
2.60% due 2/07/03	6,306	6,333,987
Salem, Massachusetts,
BANs,
2.25% due 1/16/03	30,000	30,066,462
Trenton, New Jersey,
BANs,
2.70% due 10/18/02	19,460	19,472,774
Waukesha, Wisconsin,
School District,TRANs,
1.85% due 8/21/03	10,000	10,042,993
Weston, Massachusetts,
BANs,
3.00% due 6/12/03	30,214	30,512,094
Winslow Township,
New Jersey,
BANs,
2.33% due 1/31/03	5,967	5,982,925

		343,453,287

Variable Rate Demand Notes* — 64.3%

ABN-Amro Leasetops
Certificates Trust,
due 4/01/05	2,432	2,432,131
ABN-Amro Munitops
Certificates Trust,
due 3/07/07	4,000	4,000,000

Principal
Amount
Issuer	(000’s omitted)	Value

ABN-Amro Munitops
Certificates Trust,
due 12/01/09	$15,000	$15,000,000
ABN-Amro Munitops
Certificates Trust,
AMT,
due 4/05/06	16,000	16,000,000
ABN-Amro Munitops
Certificates Trust,
AMT,
due 7/05/06	9,000	9,000,000
ABN-Amro Munitops
Certificates Trust,
AMT,
due 7/04/07	5,000	5,000,000
Adams County, Colorado,
Industrial Development
Revenue,
due 12/01/15	2,000	2,000,000
Alaska State Housing
Finance Corp.,
AMT,
due 6/01/07	22,705	22,705,000
Ascension, Louisiana,
Revenue,
AMT,
due 12/01/27	2,000	2,000,000
California Housing Finance
Agency Revenue,
due 8/01/31	20,645	20,645,000
California Housing Finance
Agency Revenue,
due 2/01/32	1,000	1,000,000
Carthage, Missouri, Industrial
Development Authority
Revenue,
due 4/01/07	2,000	2,000,000
Carthage, Missouri, Industrial
Development Authority
Revenue, AMT,
due 9/01/30	2,000	2,000,000
Chesterfield County,Virginia,
Industrial Development,
due 2/01/03	1,400	1,400,000
Chicago, Illinois,
due 1/01/23	28,529	28,529,000
Chicago, Illinois, Gas Supply
Revenue,
due 3/01/30	5,000	5,000,000
Chicago, Illinois, Midway
Airport Revenue,
AMT,
due 1/01/29	15,700	15,700,000

Tax Free Reserves Portfolio

P O RT F O L I O O F I N V E S T M E N T S	(Continued)	August 31, 2002
	Principal
	Amount
Issuer	(000’s omitted)	Value

Variable Rate Demand Notes* — (cont’d)

Chicago, Illinois, O'Hare
International Airport
Revenue,
due 7/01/10	$17,150	$17,150,000
Clark County, Nevada,
Airport Revenue, AMT,
due 7/01/28	32,670	32,670,000
Clark County, Nevada,
Airport Revenue, AMT,
due 7/01/36	10,700	10,700,000
Clarksville, Arkansas,
Industrial Development
Revenue, AMT,
due 8/01/13	2,025	2,025,000
Davidson County, North
Carolina, Industrial
Development Authority
due 7/01/20	2,140	2,140,000
De Kalb County, Georgia,
Development Authority,
due 8/01/05	1,500	1,500,000
Delaware State Economic
Development Authority,
due 12/01/15	30,880	30,880,000
Director State, Nevada,
Department of Business,
AMT,
due 12/01/26	6,250	6,250,000
District of Columbia,
Revenue,
due 8/15/38	33,700	33,700,000
Du Page County, Illinois,
due 4/01/30	10,000	10,000,000
Everett, Washington,
due 12/01/21	2,600	2,600,000
Fulton County, Georgia,
Development Authority
Revenue,
due 12/01/12	2,000	2,000,000
Fulton County, Georgia,
Development Authority
Revenue,
due 2/01/18	1,900	1,900,000
Georgia Municipal Gas
Authority,
due 1/01/08	26,650	26,650,000
Gulf Breeze, Florida,
Healthcare Facilities,
due 1/1/24	14,000	14,000,000
Gulf Breeze, Florida,
Revenue,
due 3/31/21	1,370	1,370,000
Gwinnett County, Georgia,
Industrial Development
Revenue,
due 3/01/17	235	235,000

	Principal
	Amount
Issuer	(000’s omitted)	Value

Gwinnett County, Georgia,
Hospital Authority
Revenue,
due 7/01/32	$10,000	$10,000,000
Harrisburg, Pennsylvania,
Authority Revenue,
1.41% due 3/01/34	155	155,000
Hawkins County,Tennessee,
Industrial Development
Board,
due 10/01/27	1,450	1,450,000
Henrico County,Virginia,
Industrial Development
Authority,
due 8/01/23	180	180,000
Hillsborough County,
Florida, School Board,
due 1/01/12	7,000	7,000,000
Illinois Educational Facilities
Authority Revenue,
due 8/15/27	10,950	10,950,000
Illinois Health Facilities
Authority Revenue,
due 8/15/09	8,000	8,000,000
Illinois Health Facilities
Authority Revenue,
due 8/15/26	24,700	24,700,000
Illinois State,
due 11/01/16	10,430	10,430,000
Indiana Health Facilities
Finance Authority
Hospital Revenue,
due 7/03/03	25,000	25,000,000
Iowa, Finance Authority
Revenue,
1.28% due 8/15/24	21,200	21,200,000
Koch Certificates Trust,
due 12/13/02	2,341	2,340,856
Los Angeles, California,
Department of Water
and Revenue,
due 7/01/34	24,600	24,600,000
Lower Neches Valley
Authority,Texas,
Pollution Control Revenue,
1.25% due 2/15/03	7,600	7,600,000
Madison, Wisconsin,
Community
Development Authority,
due 6/01/22	15	15,000
Maine Health and Higher
Educational Facilities,
due 7/01/19	2,715	2,715,000

Tax Free Reserves Portfolio

P O RT F O L I O O F I N V E S T M E N T S	(Continued)	August 31, 2002
Principal
Amount
Issuer	(000’s omitted)	Value

Variable Rate Demand Notes* — (cont’d)

Marshfield, Wisconsin,
Industrial Development
Revenue,
due 12/01/14	$2,500	$2,500,000
Massachusetts State
Health and
Educational Facilities,
due 7/01/27	20,800	20,800,000
Massachusetts State
Health and
Educational Facilities,
due 2/01/34	67,200	67,200,000
Massachusetts State
Industrial
Finance Agency,
due 11/01/25	1,935	1,935,000
Michigan State,
due 9/15/08	20,000	20,000,000
Minneapolis, Minnesota,
due 12/01/05	1,335	1,335,000
Minnesota State, Housing
Finance Agency,
1.87% due 12/04/02	11,500	11,500,000
Minnetonka, Minnesota,
Multi-Family Housing
Revenue,
due 11/15/31	5,000	5,000,000
Missouri Development
Finance Board
Cultural Facilities
Revenue,
due 12/01/31	5,400	5,400,000
Missouri State Health and
Educational Facilities
Revenue,
due 7/01/18	3,400	3,400,000
Missouri State Health and
Educational Facilities
Revenue,
due 3/01/40	6,000	6,000,000
Moorhead, Minnesota,
Solid Waste Disposal,
AMT,
due 4/01/12	3,000	3,000,000
Morristown,Tennessee,
Industrial Development
Board, AMT,
due 2/01/15	4,250	4,250,000
Municipal Securities
Trust Certificates,
due 8/24/11	13,350	13,350,000
Nash County, North
Carolina,
due 12/01/14	1,000	1,000,000

Principal
Amount
Issuer	(000’s omitted)	Value

New Hampshire, Health
and Education, Facilities
Authority Revenue,
due 8/01/31	$19,505	$19,505,000
New Hanover County,
North Carolina,
due 3/01/14	2,250	2,250,000
New Hanover County,
North Carolina,
due 3/01/15	2,250	2,250,000
New Hanover County,
North Carolina,
due 3/01/16	2,250	2,250,000
New Jersey Economic
Development Authority,
2.10% due 11/08/02	10,995	10,995,000
North Carolina, Medical
Care Community
Hospital Revenue,
due 6/01/22	49,150	49,150,000
Orange County, Florida,
Industrial Development
Authority,
due 1/01/11	350	350,000
Pennsylvania State,
due 12/01/08	6,745	6,745,000
Pleasants County, West
Virginia, Pollution Control
Revenue,
due 12/01/20	8,500	8,500,000
Port Arthur,Texas,
due 4/01/27	4,500	4,500,000
Puerto Rico Government
Development Bank,
due 12/1/15	6,900	6,900,000
Red Bay, Alabama, Industrial
Development Board
Revenue,
due 11/01/10	3,400	3,400,000
Rhode Island State Industrial
Facilities Corp.,
due 5/01/05	750	750,000
Rhode Island State Industrial
Facilities Corp., AMT,
due 11/01/05	2,120	2,120,000
Roanoke,Virginia, Industrial
Development
Authority Hospital
Revenue,
due 7/01/19	5,000	5,000,000
Roswell, Georgia, Multi-
Family Housing Authority,
due 8/01/27	2,500	2,500,000

Tax Free Reserves Portfolio

P O RT F O L I O O F I N V E S T M E N T S	(Continued)	August 31, 2002
Principal
Amount
Issuer	(000’s omitted)	Value

Variable Rate Demand Notes* — (cont’d)

Saint Charles Parish,
Louisiana, Pollution
Control Revenue,
due 3/01/24	$10,400	$10,400,000
Seattle, Washington, Water
System Revenue,
due 3/01/32	9,100	9,100,000
Sevier County,Tennessee,
Public Building
Authority,
due 6/01/17	1,245	1,245,000
South Carolina Education
Facilities Authority,
due 12/01/22	10,000	10,000,000
South Carolina Jobs
Economic Development
Authority,
due 12/01/31	30,400	30,400,000
Stevenson, Alabama,
Industrial Development
Board Revenue,
AMT,
due 2/01/34	14,000	14,000,000
Stevenson, Alabama,
Industrial Development
Board Revenue,
AMT,
due 10/01/35	5,500	5,500,000
Tarrant County,Texas,
Health Facilities
Development,
due 11/15/26	915	915,000
Tennessee Housing
Development Agency,
due 7/01/04	5,000	5,000,000
Traill County, North Dakota,
Industrial Development,
due 12/01/11	1,000	1,000,000
Traill County, North Dakota,
Industrial Development,
due 12/11/11	1,000	1,000,000
University Of Connecticut,
Revenue,
due 11/15/25	4,600	4,600,000
University Of Delaware,
Revenue,
due 11/01/23	14,800	14,800,000
Utah County, Utah, Hospital
Revenue,
due 5/15/35	4,000	4,000,000
Valdez, Alaska, Marine
Terminal Revenue,
due 8/01/25	4,000	4,000,000

	Principal
	Amount
Issuer	(000’s omitted) Value	Value

Virginia College Building
Authority,
due 9/01/07	$4,990	$4,990,000
Walton County, Georgia,
Industrial Building
Authority,
due 10/01/17	2,300	2,300,000
Washington State Public
Power Supply,
due 1/01/05	6,200	6,200,000
Washington State Public
Power Supply,
due 7/01/07	9,600	9,600,000
Winchester, Kentucky,
Industrial Building,
due 10/01/18	2,400	2,400,000

		941,801,987

Total Investments,
at Amortized Cost	98.8%	$1,447,959,495
Other Assets,
Less Liabilities	1.2	17,415,250

Net Assets	100.0%	$1,465,374,745

AMT — Subject to Alternative Minimum Tax
* Variable rate demand notes have a demand feature under which the Fund could tender them back to the issuer on no more than 7 days notice.
See notes to financial statements

Tax Free Reserves Portfolio
S TAT E M E N T  O F  A S S E T S  A N D  L I A B I L I T I E S

August 31, 2002

Assets:
Investments, at amortized cost and value (Note 1A)	$1,447,959,495
Cash	161,228
Receivable for investments sold	19,989,922
Interest receivable	6,530,414

Total assets	1,474,641,059

Liabilities:
Payable for investments purchased	9,000,000
Management fees payable (Note 2)	173,704
Accrued expenses and other liabilities	92,610

Total liabilities	9,266,314

Net Assets	$1,465,374,745

Represented by:
Paid-in capital for beneficial interests	$1,465,374,745

Tax Free Reserves Portfolio
S TAT E M E N T O F O P E R AT I O N S

For the Year Ended August 31, 2002

Interest Income (Note 1B):		$21,884,299

Expenses
Management fees (Note 2)	$1,835,912
Investment Advisory fees (Note 2)	604,722
Administrative fees (Note 2)	151,181
Custody and fund accounting fees	262,291
Legal fees	53,153
Audit fees	18,971
Trustees’ fees	9,236
Miscellaneous	19,037

Total expenses	2,954,503
Less: aggregate amounts waived by the Manager, Investment
Adviser and Administrator (Note 2)	(1,113,846)
Less: fees paid indirectly (Note 1D)	(10,194)

Net expenses		1,830,463

Net investment income		20,053,836
Net Realized Gain on Investments		207,412

Net Increase in Net Assets Resulting from Operations		$20,261,248

See notes to financial statements

Tax Free Reserves Portfolio
S TAT E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S

	Year Ended August 31,

	2002	2001

Increase in Net Assets from Operations:
Net investment income	$20,053,836	$25,817,040
Net realized gain (loss) on investments	207,412	(16,350)

Increase in net assets from operations	20,261,248	25,800,690

Capital Transactions:
Proceeds from contributions	3,891,253,128	2,375,773,926
Value of withdrawals	(3,198,518,736)	(2,324,687,811)

Net increase in net assets from capital transactions	692,734,392	51,086,115

Net Increase in Net Assets	712,995,640	76,886,805

Net Assets:
Beginning of year	752,379,105	675,492,300

End of year	$1,465,374,745	$752,379,105

Tax Free Reserves Portfolio
F I N A N C I A L  H I G H L I G H T S

		Year Ended August 31,

	2002	2001	2000	1999	1998

Ratios/Supplemental Data:
Net Assets, end of year
(000’ s omitted)	$1,465,375	$752,379	$675,492	$657,120	$723,858
Ratio of expenses to
average net assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment
income to average
net assets	1.64%	3.48%	3.77%	3.11%	3.53%

Note: If Agents of the Portfolio had not voluntarily waived a portion of their fees during the years indicated and the expenses were not reduced for fees paid indirectly, the ratios would have been as follows:

Ratios:
Expenses to average
net assets	0.24%	0.29%	0.29%	0.29%	0.29%
Net investment income to
average net assets	1.55%	3.34%	3.63%	2.98%	3.39%

See notes to financial statements

Tax Free Reserves Portfolio
N OT E S  TO  F I N A N C I A L  S TAT E M E N T S

1. Significant Accounting Policies Tax Free Reserves Portfolio (the “Portfolio”) is registered under the Investment Company Act of 1940, as amended, as a no-load, non-diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue shares of beneficial interest in the Portfolio. Citi Fund Management Inc. (the “Manager”) acts as the Investment Manager.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Portfolio are as follows:

     A. Valuation of Investments Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Portfolio’s use of amortized cost is subject to the Portfolio’s compliance with certain conditions as specified under the Investment Company Act of 1940.

     B. Investment Income and Expenses Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio. Expenses of the Portfolio are accrued daily.

     C. Federal Income Taxes The Portfolio’s policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

     D. Fees Paid Indirectly The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

     E. Other Purchases, maturities and sales, of money market instruments are accounted for on the date of the transaction.

2. Investment Advisory/Administrative/Management Fees The investment advisory fee paid to the Manager, as compensation for overall investment management services, amounted to $604,722, of which $229,316 was voluntarily waived for the period from September 1, 2001 through December 31, 2001. The investment advisory fee is computed at the annual rate of 0.20% of the Portfolio’s average daily net assets.

     Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, were computed at the annual rate of 0.05% of the Fund’s average daily net assets. The administrative fees amounted to $151,181, all of which was voluntarily waived for the period from September 1, 2001 through December 31, 2001.

Tax Free Reserves Portfolio
N OT E S  TO  F I N A N C I A L  S TAT E M E N T S (Continued)

     On December 31, 2001, the Fund terminated its administrative services and investment advisory agreements and implemented a management agreement. The management fees paid to the Manager amounted to $1,835,912, of which $733,349 was voluntarily waived for the period January 1, 2002 through August 31, 2002. The new management fees are computed at an annual rate of 0.20% of the Fund’s average daily net assets. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Manager or its affiliates.

3. InvestmentTransactions Purchases, and maturities and sales of money market instruments, exclusive of securities purchased subject to repurchase agreements, aggregated $8,312,336,045 and $7,631,683,572, respectively, for the year ended August 31, 2002.

4. Federal Income Tax Basis of Investment Securities The cost of investment securities owned at August 31, 2002, for federal income tax purposes, amounted to $1,447,959,495.

Tax Free Reserves Portfolio
I N D E P E N D E N T  A U D I TO R S ’  R E P O RT

To the Trustees and Investors of
Tax Free Reserves Portfolio:

     We have audited the accompanying statement of assets and liabilities including the portfolio of investments of Tax Free Reserves Portfolio (a New York trust) as of August 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights for each of the years in the three-year period ended August 31, 2000 were audited by other auditors whose report thereon, dated October 4, 2000, expressed an unqualified opinion on the statements of changes in net assets and finan-cial highlights.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2002 by correspondence with the custodian. As to securities purchased but not yet received, we performed other appropriate procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax Free Reserves Portfolio, as of August 31, 2002, and the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the years in the two-year period ended August 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

New York, New York
October 11, 2002

Tax Free Reserves Portfolio
A D D I T I O N A L  I N F O R M AT I O N (Unaudited)

     Information about the Trustees and officers of the Portfolio can be found on pages 16 through 20 of this report.

This page intentionally left blank.

Trustees and Officers
Elliott J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
Stephen R. Gross
Diana R. Harrington
Susan B. Kerley
Alan G. Merten
C. Oscar Morong, Jr.
R. Richardson Pettit
Walter E. Robb, III

President/Chairman
R. Jay Gerken*

Secretary
Robert I. Frenkel*

Senior Vice President
and Chief Administrative Officer
Lewis E. Daidone*

Treasurer
Irving P. David*

Controller
Frances M. Guggino*
*Affiliated Person of the Manager

Investment Manager
(of Tax Free Reserves Portfolio)
Citi Fund Management Inc.
100 First Stamford Place
Stamford, CT 06902

Distributor
Salomon Smith Barney Inc.

Transfer Agent
Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, NY 10004

Sub-Transfer Agent
PFPC
4400 Computer Drive
West Boro, MA 01581

Sub-Transfer Agent and Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Auditors
KPMG LLP
757 Third Avenue
New York, NY 10017

Legal Counsel
Bingham McCutchen LLP
150 Federal Street
Boston, MA 02110

This report is prepared for the information of shareholders of Citi Tax Free Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi Tax Free Reserves.

©2002 Citicorp	Printed on recycled paper	CFA/RTF/802

Citi	SM
New York
Tax Free
ANNUAL REPORT AUGUST 31, 2002		Reserves

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

T A B L E O F C O N T E N T S

Citi New York Tax Free Reserves

Letter to Our Shareholders	1

Fund Facts	6

Fund Performance	7

Portfolio of Investments	8

Statement of Assets and Liabilities	13

Statement of Operations	13

Statements of Changes in Net Assets	14

Financial Highlights	15

Notes to Financial Statements	16

Independent Auditors’ Report	19

Additional Information	20

L E T T E R  TO  O U R  S H A R E H O L D E R S

Dear Shareholder:

We are pleased to provide the annual report for Citi(SM) New York Tax Free Reserves (the “Fund”) for the year ended August 31, 2002. In this report, we summarize what we believe to be the period’s prevailing economic and market conditions and outline our investment strategy. A detailed summary of the Fund’s performance can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

R. JAY GERKEN Chairman	CHARLES K. BARDES Portfolio Manager

Special Notice to Shareholders:

We are pleased to report that R. Jay Gerken, a managing director of Salomon Smith Barney, Inc. has been elected Chairman of the Board of the Fund, and is also replacing Heath B. McLendon in his role, who has been appointed chairman of Salomon Smith Barney’s new Equity Research Policy Committee. Previously, Jay managed the Smith Barney Growth and Income Fund for six years; developed and managed the Smith Barney Allocation Series Inc. from inception in 1996 through the end of 2001; and was responsible for the investment design and implementation of Citi-group Asset Management’s college savings programs with the states of Illinois and Colorado.

Performance Update

The Fund’s seven-day current yield was 0.89%, and its seven-day effective yield(1) was 0.90%, as of August 31, 2002.

Investment Objective

The Fund’s goals are to provide its shareholders with high levels of current income exempt from federal, New York State and New York City personal income taxes, preservation of capital and liquidity. Of course, there is no assurance that the Fund will achieve its goals.

The Fund invests primarily in high quality municipal obligations and in participation or other interests in these obligations issued by banks, insurance companies and other financial institutions. Municipal obligations are debt securities issued by states, cities and towns and other public entities or qualifying issuers. The interest paid on these debt securities is generally lower than the interest paid on taxable securities.

Under normal market conditions, the Fund invests at least 80% of its assets in municipal obligations and interests in municipal obligations that pay interest that is

(1)	The seven-day effective yield is calculated similarly to the seven-day yield but, when annualized, the income earned by an investment in a Portfolio or the Class is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the effect of the assumed reinvestment.

1

exempt from federal, New York State and New York City personal income taxes. These may include obligations of Puerto Rico and other U.S. territories.

Subject to this 80% policy, the Fund may purchase municipal obligations whose interest is subject to New York personal income taxes. The Fund also may invest in high quality securities that pay interest that is subject to federal income tax or federal alternative minimum tax.

The Fund may invest more than 25% of its assets in participation interests in municipal obligations that are issued by banks and/or backed by bank obligations. Please note that your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Portfolio Manager Municipal Bond Market Review

The changes and challenges of the last year were unpredictable and unfathomable. September of 2001 began uneventfully enough as money funds continued to see positive investment inflows despite the lack of meaningful supply of short-term product. On September 11 the world was shocked by the terrorist attacks against the United States that resulted in the destruction of the World Trade Center and devastating damage to the Pentagon. The fixed income markets closed for the first time since 1929 and reopened two days later amid much uncertainty and anxiety. On Sep-tember 17, in an effort to quell fears and to provide liquidity, the U.S. Federal Reserve Board (the “Fed”) lowered the federal funds rate(2) (“fed funds rate”) by 50 basis points(3) to 3%. The reaction to the rate cut by the short-term tax-exempt market was somewhat paradoxical. Many dealer remarketing agents reset rates on Variable Rate Demand Notes(4) (“VRDNs”) higher to attract buyers, as corporations holding VRDNs sold them to raise funds for quarterly tax payments. Simultaneously, the market for tax-exempt notes was stronger due to lack of supply from new issue sales being postponed because of the attack.

October began as one of the largest tax-exempt note deals for 2001 came to market. A negotiated $1 billion New York City Transitional Finance Authority Recovery Note, issued solely for the purpose of assisting New York City in reconstruction from the terrorist attack, was well received by investors. On October 2, the Fed enacted its ninth rate cut for the year, lowering the target rate to 2.50%. The minutes of the Fed meeting cited, “that the attacks of September 11th might well have induced a mild downturn in economic activity after several months of little movement in the level of economic activity.” Most short-term tax-exempt securities’ yields fell in response to the rate cut, but still remained attractive versus comparable taxable alternatives such as commercial paper and repurchase agreements.

(2)	The fed funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.The fed funds rate often points to the direction of U.S. interest rates.
(3)	A basis point is one one-hundredth (1/100 or 0.01) of one percent.
(4)	VRDNs are floating rate notes whose yields are pegged to short-term interest rates and may be sold back at par to the dealer/remarketing agent.

2

In November and December, short-term tax-exempt money markets continued to experience similar trends as investors looked to park money for the balance of 2001 amidst modest money market supply. The Fed responded to continued sluggishness in the economy by reducing rates on November 6 and December 11, to 2% and 1.75% respectively. As the year drew to a close, many market observers believed the Fed’s task might be nearing a conclusion as economic releases showed glimpses of a rebound from recession.

As the New Year commenced, short-term rates fell due to technical factors arising from the “January effect.” The January effect describes a temporary increase in the demand for money market instruments caused by an influx of cash from maturing bonds and coupon interest chasing a dearth of supply. The expected January effect coupled with the presence of already low nominal yields hung like a dark cloud over money market funds. Many money market fund managers feared that paltry yields, net of operating expenses, would drive away investors. Unexpectedly, the January effect dissipated quickly. Money fund managers, relieved by the return to better market conditions in which to invest began to formulate strategies against a backdrop of some muted form of economic recovery. VRDN yields generally remained attractive relative to tax-exempt money funds in January.

February was a quieter month in terms of subscription activity, yet VRDN rates remained in a tight range as many investors remained invested in cash equivalents. Investors continued to rivet their attention on economic forecasts, waiting to see if the numbers released would point towards a recovery. In the latter portion of the month, Fed Chairman Alan Greenspan delivered his bi-annual report to Congress on the state of the U.S. economy and Fed interest rate policy. His comments concluded that in spite of a recovery being certain, the increase in economic growth was moderate.

A significant rise in market yields occurred during the month of March, as a shift in monetary policy sentiment coupled with positive economic data roiled the money markets. At the conclusion of the March 19th Federal Open Market Committee (“FOMC”) meeting, the Fed changed its bias on monetary policy from “weakness” to “neutral”, stating “against the background of its long-run goals of price stability and sustainable economic growth and of the information currently available, the risks are balanced with respect to prospects for both goals.” Owning VRDNs versus one-year notes became the desired strategy among money market funds given that many investors believed interest rates might rise.

The month of April has tended to be overshadowed by the expectation that investors will redeem cash from money funds to pay taxes. In this environment dealers have typically increased yields on VRDNs in an attempt to retain investors. However, as stories of accounting irregularities and other scandalous activities surfaced, coupled with tepid economic reports that reduced expectations of a strong recovery, investors began moving away from the embattled equity and corporate bond markets and into U.S. Treasuries and money market funds. In our view this migration offset much of the typical tax time redemption activity out of money funds. Notwithstanding, rates on tax-exempt money funds became more attractive versus their taxable counter-

3

parts. Moreover, the widespread expectation of an increase in rates at the Fed’s May meeting began to diminish.

At the FOMC meeting on May 7, the Fed voted unanimously to keep the overnight bank lending rate at 1.75%. Minutes of the meeting cited that “the degree of the strengthening in final demand over coming quarters, an essential element in sustained economic expansion, is still uncertain.” As the bond market continued its rise, we believed tax-free instruments continued to look attractive. However, municipal notes maturing in one year were not appreciating in value as rapidly. In our opinion short-term money managers were being selective, as the specter of new supply during the June note season weighed on their investment decisions.

Short-term tax-exempt securities rallied in June, as cash rolling over from coupon interest and maturities was invested into money funds. New issues were generally well received by the marketplace, as many money managers awash in cash became more aggressive in purchasing notes. Among the more notable deals, the state of California sold $7.5 billion revenue anticipation warrants, which helped replenish the funds used to purchase electrical power during the energy crisis of 2001. The Fed left rates unchanged for the fourth consecutive time versus eleven rate cuts in 2001. The Fed’s dialogue exclaimed that economic activity continues to strengthen, but that the degree of strengthening remains uncertain.

The rates on short-term fixed-income securities fell temporarily due to technical factors arising from the “July effect.” Traditionally, an increase in the demand for money market instruments, caused by an influx of cash from maturing bonds and coupon interest, occurs in July of each year. Approximately $30 billion became available for reinvestment. Against the backdrop of uncertainty in the equity and fixed income markets, tax-exempt money funds continued to see subscription activity. As July progressed, more economic readings pointing toward a sluggish economy and the exodus continued from the stock market into the bond market. At the August 14 FOMC meeting, the Fed kept the overnight rate at 1.75%, but raised the possibility of additional rate cuts to stimulate the economy. A statement indicated that “weakness in financial markets and heightened uncertainty related to problems in corporate reporting and governance have prolonged a slowdown in economic growth.” U.S. Treasury securities extended their rally, sending yields to record lows across the yield curve(5). In spite of the rally in U.S. Treasuries, money funds continued to see subscription activity from investors wishing to allocate a portion of their assets on the shorter end of the yield curve.

Portfolio Manager New York Highlights

The state of New York is currently rated “A2” by Moody’s Investor Service, and “AA” by Standard & Poor’s Ratings Service(6) with stable outlooks assigned by both.

(5)	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.
(6)	Moody’s Investor Service and Standard & Poor’s Ratings Service are two nationally recognized credit rating agencies.

4

The state budget was passed in May. Although it was late for the eighteenth consecutive year, it was early by historic standards. The $90 billion budget is based on $2.5 billion in new U.S. government aid, and draws down $1.1 billion of the state’s Rainy Day Fund in order to achieve balance. Nevertheless, about $750 million will remain in the Fund for fiscal 2004, whereas many other states have depleted their reserves. The enacted budget provides for a spending increase of 6%. The terrorist attack of September 11th, the recession, and diminished profits in the financial service sector continued to contribute to revenue weakness. New York State’s unemployment rate in July of 2002 was 6%, just above the national rate of 5.9%.

The governor’s debt reform program was recently launched when the state issued debt that is secured by a portion of New York’s personal income tax revenue. We believe this new financing vehicle may lower the state’s cost of capital.

Portfolio Manager Municipal Bond Market Outlook

New issue supply is expected to exceed $300 billion as many municipalities continue to take advantage of the low interest rate environment. We expect the market to continue its strong performance in spite of this, as investors continue to seek low volatility alternatives. Moreover, many municipal securities continue to offer better yields than taxable bonds. In the weeks and months ahead, our strategy for the Fund will be to continue to invest its assets in securities that are among the highest quality available to money market funds. We feel a selective mix of municipal notes and VRDNs has enabled the Fund to perform relatively well.

Thank you for your investment in Citi New York Tax Free Reserves and for your continued confidence in our investment strategy.

Sincerely,

R. Jay Gerken	Charles K. Bardes
Chairman	Portfolio Manager

September 17, 2002

The information provided in this letter by the portfolio manager represents the opinion of the portfolio manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed are those of the portfolio manager and may differ from those of other portfolio managers or of the firm as a whole. Furthermore, there is no assurance that certain securities will remain in or out of the Fund or that the percentage of the Fund’s assets in various sectors will remain the same. Please refer to pages 8 through 12 for a list and percentage breakdown of the Fund’s holdings. Also, please note that any discussion of the Fund’s holdings, the Fund’s performance, and the portfolio manager’s views are as of August 31, 2002 and are subject to change.

5

F U N D  FA C T S

Fund Objective

To provide its shareholders with high levels of current income exempt from federal, New York State and New York City personal income taxes*, preservation of capital and liquidity.

Investment Manager	Dividends
Citi Fund Management Inc.	Declared daily, paid monthly

Commencement of Operations	Capital Gains
November 4, 1985	Distributed annually, if any

Net Assets as of 8/31/02	Benchmark**
$1,340.7 million	• Lipper New York Tax Exempt Money
Market Funds Average
• iMoneyNet, Inc. New York Tax
Free Money Market Funds Average

*	A portion of the income may be subject to the Federal Alternative Minimum Tax (AMT). Consult your personal tax adviser.
**	The Lipper Funds Average and iMoneyNet, Inc. Funds Average reflect the performance (excluding sales charges) of mutual funds with similar objectives. Citi is a service mark of Citicorp.

6

F U N D  P E R F O R M A N C E

Total Returns

		One Year	Five Years*	Ten Years*
All Periods Ended August 31, 2002

Citi New York Tax Free Reserves Class N		1.09%	2.57%	2.58%

Lipper New York Tax Exempt Money Market Funds Average		1.05%	2.54%	2.57%

iMoneyNet, Inc. New York Tax Free Money Market Funds Average		1.04%	2.51%	2.52%

* Average Annual Total Return

7-Day Yields	Class N

Annualized Current	0.89%
Effective	0.90%

The Annualized Current 7-Day Yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.

The Effective 7-Day Yield is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund’s yield more closely reflects the current earnings of the fund than does the total return.

Important Tax Information—For the fiscal year ended August 31, 2002, Class N shares paid $0.01080 per share to shareholders from net investment income. For such period, the Fund designated all dividends paid as exempt-interest dividends. Thus, 100% of these distributions during this period were exempt from Federal income tax and 94.1% of dividends earned were also exempt from New York personal income tax. In addition, 12.3% of the dividends were derived from income earned from certain government obligations which may be subject to the Federal Alternative Minimum Tax (AMT).

Comparison of 7-Day Yields for Citi New York Tax Free Reserves Class N
vs. iMoneyNet, Inc. New York Tax Free Money Market Funds Average

As illustrated, Citi New York Tax Free Reserves Class N generally provided an annualized seven-day yield comparable to that of the iMoneyNet, Inc. New York Tax Free Money Market Funds Average, as published in iMoneyNet, Inc. Money Fund
Report(TM), for the
one-year period.

Note: Although money market funds seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund’s returns and yields would have been lower.

7

Citi New York Tax Free Reserves
P O R T F O L I O  O F  I N V E S T M E N T S                                   August 31, 2002

Issuer	Principal Amount (000's omitted)	Value

Tax-Exempt Commercial Paper — 5.7%

Metropolitan Transit
Authority, NY,
1.30% due 12/06/02	$30,000	$30,000,000
New York City, NY,
Municipal Water
Authority,
1.20% due 9/04/02	17,000	16,999,781
New York City, NY,
Municipal Water
Authority,
1.35% due 9/09/02	13,000	13,000,000
New York State
Thruway Authority,
1.35% due 10/04/02	16,500	16,500,000

		76,499,781

Annual and Semi-Annual Tender Revenue
Bonds and Notes (Puts) — 7.9%

New York State G.O.
2.05% due 10/02/02	33,700	33,700,000
New York State G.O.
1.50% due 8/7/03	10,100	10,100,000
New York State
Energy, Research &
Development,
1.60% due 3/15/03	15,060	15,059,761
New York State
Mortgage Agency, AMT
1.75% due 4/01/03	40,000	40,000,000
New York State Urban
Development Corp.,
6.30% due 1/01/03	6,700	6,796,198

		105,655,959

Bond, Revenue,Tax,Tax and Revenue Anticipation Notes and General Obligation Bonds and Notes — 35.3%

Albany, NY, BANs,
2.50% due 8/1/03	5,361	5,404,649
Batavia City, NY, Central
School District BANs,
2.50% due 5/15/03	10,500	10,539,729
Bethpage, NY, Union
Free School District, BANs,
2.25% due 2/6/03	5,210	5,219,894
Bethpage, NY, Union
Free School District,TANs,
2.50% due 6/26/03	2,500	2,517,268
Broome County, NY G.O.
3.00% due 4/25/03	10,955	11,025,832
Canajoharie, NY, Central
School District, BANs,
3.00% due 4/25/03	7,700	7,743,364
Central Islip, NY, Union
Free School District,
BANs,
2.50% due 6/25/03	8,500	8,557,130
Chautauqua County,
NY,TANs,
2.25% due 1/24/03	5,000	5,015,056
Cornwall, NY, Central
School District, BANs,
2.50% due 10/17/02	14,000	14,014,085
East Meadow, NY,
Union Free School
District, BANs,
2.25% due 8/22/03	7,000	7,055,691
East Syracuse, Minoa, NY,
Central School District,
BANs,
2.25% due 6/20/03	15,000	15,058,920
Elmira County, NY,
School District, BANs,
3.00% due 11/08/02	12,500	12,518,211
Fairport, NY, Central
School District, BANs,
2.25% due 3/14/03	7,000	7,018,268
Garden City, NY, Union
Free School District,
TANs,
2.50% due 6/26/03	11,500	11,595,998
Geneva City, NY, City
School District, BANs,
2.50% due 6/19/03	35,000	35,236,080
Indian River, NY, Central
School District, BANs,
3.00% due 6/6/03	34,493	34,802,477
Ithaca City, NY, BANs,
2.50% due 1/17/03	14,929	14,984,798
Lindenhurst, NY, Union
Free School District,
TANs,
2.25% due 6/26/03	10,000	10,071,876
Nassau County Interim
Finance Authority,
NY, BANs,
3.00% due 3/13/03	20,000	20,167,773
Newark, NJ, BANs,
3.00% due 10/01/02	15,960	15,967,681
Newark, NJ, BANs,
3.00% due 11/01/02	16,454	16,474,165

8

Citi New York Tax Free Reserves
P O R T F O L I O  O F  I N V E S T M E N T S (Continued)                                  August 31, 2002

Issuer	Principal Amount (000's omitted)	Value

Bond, Revenue,Tax,Tax and Revenue Anticipation Notes and General Obligation Bonds and Notes — (cont’d)

New York City, NY,
Transitional Finance
Authority Revenue
Recovery Notes RANs,
3.25% due 10/02/02	$73,000	$73,078,302
New York State Thruway
Authority, BANs,
3.25% due 3/26/03		5,029,054
Oyster Bay, NY, TANs,
2.25% due 1/24/03	20,000	20,059,474
Oyster Bay, NY, BANs,
3.00% due 9/27/02	12,000	12,006,351
Patchogue Medford, NY,
Union Free School
District, BANs,
3.00% due 10/09/02	10,500	10,509,040
Patchogue Medford, NY,
Union Free School
District,TANs,
2.25% due 6/26/03	20,000	20,133,400
South Country, NY,
Central School
District,TANs,
2.25% due 6/24/03	15,500	15,561,718
Suffolk County, NY,TANs,
2.75% due 9/10/02	10,000	10,001,447
Suffolk County, NY,
TANs,
3.00% due 9/10/02	20,000	20,004,900
Utica, NY, School
District, BANs,
3.00% due 9/27/02	3,750	3,751,171
Webutuck, NY, Central
School District, BANs,
2.25% due 12/18/02	10,218	10,241,832
West Babylon, NY,
Union Free School
District,TANs,
2.50% due 6/26/03	1,800	1,812,327

		473,177,961

Variable Rate Demand Notes* — 52.0%

ABN-AMRO Munitops
Certificates Trust,
due 4/15/06	3,030	3,030,000
ABN-AMRO Munitops
Certificates Trust,
due 3/07/07	7,561	7,561,000
ABN-AMRO Munitops
Certificates Trust,
due 5/02/07	27,565	27,565,000
Certificates Trust,
due 2/02/08	21,402	21,402,000
Babylon, NY, Industrial
Development Agency,
AMT, due 7/01/14	600	600,000
Capital District Regional
Off Track Betting NY,
due 2/01/31	4,750	4,750,000
Columbia County, NY,
Industrial Development
Agency, due 2/01/11	1,800	1,800,000
Fulton County, GA,
Industrial Development
Authority, AMT,
due 6/01/27	3,900	3,900,000
Hempstead, NY, Industrial
Development Agency
Revenue, due 9/15/15	2,050	2,050,000
Indianapolis, IN, Industrial
Development Revenue,
due 12/01/04	2,000	2,000,000
Jay Street, NY, Development
Corp. Certificates
due 5/01/20	11,000	11,000,000
Laurens County, GA,
Development Authority,
AMT, due 5/01/17	1,000	1,000,000
Lewis County, NY, Industrial
Development Agency,
due 9/01/04	1,300	1,300,000
Long Island Power Authority,
NY, due 4/01/10	4,600	4,600,000
Long Island Power Authority,
NY, due 4/01/25	5,000	5,000,000
Long Island Power Authority,
NY, due 4/01/25	1,000	1,000,000
Long Island Power Authority,
NY, due 12/01/29	25,000	25,000,000
Long Island Power Authority,
NY, due 5/01/33	27,700	27,700,000
Mercer County, WV,
Industrial Development
Revenue, due 5/01/06	1,000	1,000,000
Metropolitan Transit
Authority, NY,
due 7/01/23	10,000	10,000,000
Metropolitan Transit
Authority, NY,
due 11/15/25	14,000	14,000,000
Metropolitan Transit
Authority, NY,
due 11/01/32	10,000	10,000,000

9

Citi New York Tax Free Reserves
P O RT F O L I O  O F  I N V E S T M E N T S  (Continued)                      August 31, 2002

Issuer	Principal Amount (000's omitted)	Value

Variable Rate Demand Notes* — (cont’d)

Moorhead, MN,
Solid Waste Disposal,
AMT, due 4/01/12	$2,500	$2,500,000
Municipal Securities Trust
Certificates,
due 12/01/14	1,300	1,300,000
Municipal Securities Trust
Certificates,
due 12/02/14	10,645	10,645,000
New Hanover County, NC,
due 3/01/13	2,250	2,250,000
New Rochelle, NY,
Industrial Development
Agency, due 12/01/05	5,500	5,500,000
New York City, NY,
due 2/01/15	4,995	4,995,000
New York City, NY,
due 2/15/16	9,010	9,010,000
New York City, NY,
due 6/01/17	7,175	7,175,000
New York City, NY,
due 6/01/22	2,000	2,000,000
New York City, NY,
Housing Development,
due 1/15/19	500	500,000
New York City, NY,
Housing Development,
AMT,
due 11/15/19	4,000	4,000,000
New York City, NY,
Housing Development,
due 3/15/25	900	900,000
New York City, NY,
Housing Development,
due 6/01/32	3,400	3,400,000
New York City, NY,
Housing Development,
due 7/01/32	2,400	2,400,000
New York City, NY,
Housing Development,
AMT,
due 6/01/33	6,100	6,100,000
New York City, NY,
Industrial Development
Agency, AMT,
due 12/01/17	7,300	7,300,000
New York City, NY,
Industrial Development
Agency,
due 6/01/22	1,120	1,120,000
New York City, NY,
Industrial Development
Agency,
due 12/01/33	5,800	5,800,000
New York City, NY,
Municipal Water Authority,
due 9/15/08	9,300	9,300,000
New York City, NY,
Municipal Water Authority,
due 6/15/21	10,660	10,660,000
New York City, NY,
Municipal Water Authority,
due 6/15/31	6,850	6,850,000
New York City, NY,
Municipal Water Authority,
due 6/15/33	1,000	1,000,000
New York City, NY,
Trust For Cultural
Resources,
due 5/01/14	2,700	2,700,000
New York City, NY,
Trust For Cultural
Resources,
due 7/01/29	1,100	1,100,000
New York City, NY,
Transitional Finance
Authority Revenue,
due 11/01/22	24,900	24,900,000
New York City, NY,
Transitional Finance
Authority Revenue,
due 11/01/22	10,500	10,500,000
New York State
Dormitory Authority
Revenue,
due 2/01/06	3,900	3,900,000
New York State
Dormitory Authority
Revenue,
due 2/01/07	3,900	3,900,000
New York State
Dormitory Authority
Revenue,
due 2/15/07	3,100	3,100,000
New York State
Dormitory Authority
Revenue,
due 2/15/08	3,900	3,900,000
New York State
Dormitory Authority
Revenue,
due 1/15/23	5,000	5,000,000

10

Citi New York Tax Free Reserves
P O RT F O L I O  O F  I N V E S T M E N T S  (Continued)                      August 31, 2002

Issuer	Principal Amount (000's omitted)	Value

Variable Rate Demand Notes* — (cont’d)

New York State
Dormitory Authority
Revenue,
due 7/01/25	$2,000	$2,000,000
New York State
Dormitory Authority
Revenue,
due 7/01/25	18,500	18,500,000
New York State
Dormitory Authority
Revenue,
due 7/01/28	8,735	8,735,000
New York State
Dormitory Authority
Revenue,
due 5/15/29	10,000	10,000,000
New York State
Energy, Research &
Development,
due 10/01/29	5,400	5,400,000
New York State
Housing Finance
Agency Revenue,
due 5/15/15	4,500	4,500,000
New York State
Housing Finance
Agency Revenue,
AMT, due 5/01/29	2,600	2,600,000
New York State
Housing Finance
Agency Revenue,
AMT,
due 11/15/31	36,500	36,500,000
New York State
Housing Finance
Agency Revenue,
AMT,
due 11/01/34	4,000	4,000,000
New York State
Housing Finance
Authority, AMT,
due 11/01/32	10,000	10,000,000
New York State
Local Government
Assistance Corp.,
due 4/01/22	10,385	10,385,000
New York State
Local Government
Assistance Corp.,
due 4/01/25	20,000	20,000,000
New York State
Mortgage Agency,
AMT,
due 10/01/30	9,983	9,983,000
New York State
Thruway Authority,
due 10/01/08	11,495	11,495,000
New York State
Thruway Authority,
due 7/01/27	5,000	5,000,000
New York State
Urban Development
Corp,
due 1/01/29	3,170	3,170,000
Onondaga County, NY,
Industrial Development
Agency, AMT,
due 12/01/07	400	400,000
Orange County, FL,
Industrial Development
Authority,
due 2/01/04	575	575,000
Orange County, FL,
Housing Finance
Authority,
due 6/01/25	2,250	2,250,000
Port Authority of New York
and New Jersey,
Special Obligation,
due 10/17/19	30,000	30,000,000
Port Authority of New York
and New Jersey,
Special Obligation,
due 3/06/20	10,000	10,000,000
Port Authority of New York
and New Jersey,
Special Obligation,
AMT,
due 11/29/20	25,000	25,000,000
Puerto Rico
Commonwealth,
Infrastructure,
due 7/01/28	7,420	7,420,000
Puerto Rico
Commonwealth,
due 7/01/19	9,895	9,895,000
Puerto Rico
Commonwealth,
due 7/01/23	2,000	2,000,000
Puerto Rico
Commonwealth,
due 7/01/24	8,145	8,145,000

11

Citi New York Tax Free Reserves
P O RT F O L I O  O F  I N V E S T M E N T S  (Continued)                      August 31, 2002

Issuer	Principal Amount (000's omitted)	Value

Variable Rate Demand Notes* — (cont’d)

Puerto Rico
Commonwealth,
Government
Development Bank,
due 12/01/15	$1,800	$1,800,000
Puerto Rico
Commonwealth
Highway
Transportation,
due 1/01/10	2,000	2,000,000
Puerto Rico
Commonwealth
Highway
Transportation,
due 7/01/28	800	800,000
Puerto Rico
Commonwealth
Infrastructure,
due 7/01/27	7,200	7,200,000
Puerto Rico
Commonwealth
Infrastructure,
due 10/01/32	7,300	7,300,000
Puerto Rico
Electric Power
Authority,
due 7/01/22	30,300	30,300,000
Puerto Rico
Industrial Tourist
Educational Revenue,
due 10/01/20	1,200	1,200,000
Puerto Rico Public
Buildings Authority,
due 7/01/25	5,730	5,730,000
Red Bay, AL, Industrial
Development Revenue
Board,
due 11/01/10	1,900	1,900,000
Rockland County, NY,
Industrial Development
Agency, AMT,
due 4/01/20	4,700	4,700,000
Saint Charles Parish, LA,
Pollution Control,
due 3/01/24	1,325	1,325,000
Schenectady County, NY,
Finance Corp.,
due 6/01/09	1,270	1,270,000
Sevier County,TN, Public
Building Authority,
due 6/01/17	565	565,000
Sevier County,TN, Public
Building Authority,
due 6/01/19	3,000	3,000,000
Sevier County,TN, Public
Building Authority,
due 6/01/27	2,365	2,365,000
South Carolina Jobs
Economic Development,
AMT,
due 6/01/15	1,000	1,000,000
Southeast, NY, Industrial
Development Agency,
AMT,
due 12/01/12	2,000	2,000,000
Stevenson, Alabama,
Industrial Development
Board, AMT,
due 10/01/35	1,200	1,200,000
Suffolk County, NY,
Industrial Development
Agency, AMT,
due 12/01/07	2,790	2,790,000
Suffolk County, NY,
Industrial Development
Agency, AMT,
due 12/01/20	3,470	3,470,000
Triborough Bridge and
Tunnel Authority, NY,
due 1/01/12	6,085	6,085,000
University of Puerto Rico,
University Revenue,
due 6/01/25	1,475	1,475,000

		697,391,000

Total Investments,
at Amortized Cost	100.9%	1,352,724,701
Other Assets,
Less Liabilities	(0.9)	(12,048,197)

Net Assets	100.0%	$1,340,676,504

AMT — Subject to Alternative Minimum Tax

*	Variable rate demand notes have a demand feature under which the fund could tender them back to the issuer on no more than 7 days notice.

See notes to financial statements

12

Citi New York Tax Free Reserves
S TAT E M E N T  O F  A S S E T S  A N D  L I A B I L I T I E S

August 31, 2002

Assets:
Investments, at amortized cost (Note 1A)	$1,352,724,701
Cash	2,467
Interest receivable	9,497,830
Receivable for shares of beneficial interest sold	403,336

Total assets	1,362,628,334

Liabilities:
Payable for investments purchased	20,133,400
Dividends payable	866,116
Management fees payable (Note 3)	457,929
Distribution fees payable (Note 4)	285,704
Payable for shares of beneficial interest repurchased	93,380
Accrued expenses and other liabilities	115,301

Total liabilities	21,951,830

Net Assets for 1,340,656,054 shares of beneficial interest	$1,340,676,504

Net Assets Consist of:
Paid-in capital	$1,340,656,054
Accumulated net realized gain on investments	20,450

Total	$1,340,676,504

Net Asset Value, Offering Price and Redemption Price	$1.00

Citi New York Tax Free Reserves
S T A T E M E N T  O F  O P E R AT I O N S

For the Year Ended August 31, 2002

Interest Income (Note 1B):		$24,296,584
Expenses:
Management fees	$4,251,035
Distribution fees Class N (Note 4)	2,823,287
Administrative fees (Note 3)	1,154,004
Shareholder Servicing Agents’ fees Class N (Note 4A)	1,154,004
Investment Advisory fees (Note 3)	923,203
Transfer agent fees	124,115
Custody and fund accounting fees	108,017
Legal fees	63,096
Shareholder reports	43,232
Audit fees	28,682
Trustees’ fees	20,929
Blue sky fees	15,376
Miscellaneous	58,965

Total expenses	10,767,945
Less: aggregate amounts waived by the Manager, Investment Adviser, Administrator, and Distributor (Notes 3 and 4)	(1,623,032)
Less: fees paid indirectly (Note 1E)	(5,410)

Net expenses		9,139,503

Net investment income		15,157,081
Net Realized Gain on Investments		33,394

Net Increase in Net Assets Resulting from Operations		$15,190,475

See notes to financial statements

13

Citi New York Tax Free Reserves
S TAT E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S

	Year Ended August 31,

	2002	2001

Increase (Decrease) in Net Assets from Operations:
Net investment income	$15,157,081	$40,039,786
Net realized gain (loss) on investments	33,394	(12,944)

Net increase in net assets resulting from operations	15,190,475	40,026,842

From Investment Activities:
Net investment income, declared as dividends
to shareholders (Note 2):
Net investment income Class N shares	(15,157,081)	(40,039,786)
Net realized gain Class N	—	(80,375)

Decrease in net assets from distributions to shareholders	(15,157,081)	(40,120,161)

Transactions in Shares of Beneficial Interest at
Net Asset Value of $1.00 Per Share (Note 5):
Class N shares
Proceeds from sale of shares	1,319,231,448	1,785,659,273
Net asset value of shares issued to shareholders
from reinvestment of dividends	5,266,951	13,139,986
Cost of shares repurchased	(1,381,637,218)	(1,668,636,213)

Total Class N shares	(57,138,819)	130,163,046

Transactions in Shares of Beneficial Interest at
Net Asset Value of $1.00 Per Share (Note 5):
Cititrade shares (Note 1)
Proceeds from sale of shares	—	343,763
Net asset value of shares issued to shareholders
from reinvestment of dividends	—	1,574
Cost of shares repurchased	—	(359,580)

Total Cititrade shares	—	(14,243)

Net increase (decrease) in net assets resulting from
transactions in shares of beneficial interest	(57,138,819)	130,148,803

Net Increase (Decrease) in Net Assets	(57,105,425)	130,055,484

Net Assets:
Beginning of year	1,397,781,929	1,267,726,445

End of year	$1,340,676,504	$1,397,781,929

See notes to financial statements

14

Citi New York Tax Free Reserves
F I N A N C I A L H I G H LIGH T S

	Class N Shares

	Year Ended August 31,

	2002	2001	2000	1999	1998

Net Asset Value, beginning of year	$1.00000	$1.00000	$1.00000	$1.00000	$1.00000
Net investment income	0.01080	0.02905	0.03156	0.02572	0.02991
Dividends from net
investment income	(0.01080)	(0.02905)	(0.03156)	(0.02572)	(0.02991)

Net Asset Value, end of year	$1.00000	$1.00000	$1.00000	$1.00000	$1.00000

Ratios/Supplemental Data:
Net assets, end of year
(000’ s omitted)	$1,340,677	$1,397,782	$1,267,712	$1,181,524	$1,094,732
Ratio of expenses to
average net assets	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income
to average net assets	1.08%	2.88%	3.16%	2.56%	2.99%
Total return	1.09%	2.94%	3.20%	2.60%	3.03%
Note: If agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the years indicated and the expenses were not reduced for fees paid indirectly, the net investment income per share and ratios would have been as follows
Net investment income per share	0.00959	0.02707	0.02963	0.02391	0.02791
Ratios:	0.77%	0.85%	0.84%	0.84%	0.85%
Expenses to average net assets
Net investment income to
average net assets	0.96%	2.68%	2.97%	2.38%	2.79%

See notes to financial statements

15

Citi New York Tax Free Reserves
N OT E S  TO  F I N A N C I A L  S T A T E M E N T S

1. Significant Accounting Policies Citi New York Tax Free Reserves (the “Fund”) is a separate non-diversified series of CitiFunds Trust III (the “Trust”) which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund was formerly a separate non-diversified series of CitiFunds Multi-State Tax Free Trust. The Investment Manager of the Fund is Citi Fund Management Inc. (the “Manager”). Salomon Smith Barney Inc. is the Fund’s Distributor.

     The Fund offers Class N shares. The Fund commenced its public offering of Citi-trade shares on August 18, 2000 and the 158,979 shares outstanding, with a value of $158,979, was converted to Class N shares on May 14, 2001. Shares converted are reflected as a repurchase of Cititrade shares and a sale of Class N shares in the finan-cial statements. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Fund are as follows:

     A. Valuation of Investments Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Fund’s use of amortized cost is subject to the Fund’s compliance with certain conditions as specified under the Investment Company Act of 1940.

     B. Interest Income Interest income consists of interest accrued less the amortization of any premium on the investments of the Fund.

     C. Federal Taxes The Fund’s policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary. Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

     D. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more funds in the series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

16

Citi New York Tax Free Reserves
N OT E S  TO  F I N A N C I A L  S T A T E M E N T S (Continued)

     E. Fees Paid Indirectly The Fund’s custodian calculates its fees based on the Fund’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

     F. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

2. Dividends The net income of the Fund is determined once daily, as of 12:00 noon Eastern Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder’s Shareholder Servicing Agent), on or prior to the last business day of the month.

3. Investment Advisory / Administrative / Management Fees The investment advisory fee paid to the Manager, as compensation for overall investment management services, amounted to $923,203, of which $193,136 was voluntarily waived for the period from September 1, 2001 through December 31, 2001. The investment advisory fee is computed at the annual rate of 0.20% of the Fund’s average daily net assets.

     Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, were computed at the annual rate of 0.25% of the Fund’s average daily net assets. The administrative fees amounted to $1,154,004, of which $386,272 was voluntarily waived for the period from September 1, 2001 through December 31, 2001. On December 31, 2001, the Fund terminated its investment advisory and administrative services agreements and implemented a management agreement. The management fees paid to the Manager amounted to $4,251,035, of which $850,488 was voluntarily waived for the period from January 1, 2002 through August 31, 2002. The new management fees are computed at an annual rate of 0.45% of the Fund’s average daily net assets.

     The Fund pays no compensation directly to any Trustee or any officer who is affil-iated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Manager or its affiliates.

4. Distribution/Service Fees Effective January 1, 2002 the Fund adopted a new Distribution Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the prior plan the Fund paid monthly fees at a rate not to exceed 0.10% of average daily net assets. The distribution fees for Class N amounted to $461,602, of which $193,136 was voluntarily waived for the period from September 1, 2001 through December 31, 2001. Under the new Service Plan, the Fund pays monthly fees at an annual rate not to exceed 0.25% of the average daily net assets. The Service fees paid

17

Citi New York Tax Free Reserves
N OT E S  TO  F I N A N C I A L  S T A T E M E N T S (Continued)

amounted to $2,361,685 for the period from January 1, 2002 through August 31, 2002. These fees may be used to make payments to the distributor and to Service Agents or others as compensation for the sale of Fund shares or for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

     A. Shareholder Servicing Agents Fees The Trust on behalf of the Fund had entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acted as an agent for its customers and provided other related services. For their services, each Shareholder Servicing Agent received fees from the Fund, which may have been paid periodically, but may not exceed, on an annualized basis, an amount equal to 0.25% of the average daily net assets of the Fund represented by shares owned during the period by investors for whom such Shareholder Servicing Agent maintained a servicing relationship. Shareholder Servicing Agents fees amounted to $1,154,004 for Class N, for the period from September 1, 2001 through December 31, 2001. The Shareholder Servicing Agreement was terminated on December 31, 2001.

5. Shares of Beneficial Interest The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value).

6. Investment Transactions Purchases, and maturities and sales, of money market instruments aggregated $2,815,620,330 and $2,851,484,720, respectively, for the year ended August 31, 2002.

7. Federal Income Tax Basis of Investment Securities The cost of investment securities owned at August 31, 2002, for federal income tax purposes, amounted to $1,352,724,701.

18

Citi New York Tax Free Reserves
I N D E P E N D E N T  A U D I TO R S ’  R E P O RT

To the Trustees and Shareholders of
Citi New York Tax Free Reserves:

     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Citi New York Tax Free Reserves of CitiFunds Trust III (the “Trust”) (a Massachusetts business trust) as of August 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights for each of the years in the three-year period ended August 21, 2000 were audited by other auditors whose report thereon, dated October 4, 2000, expressed an unqualified opinion on the statements of changes in net assets and financial highlights.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2002 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Citi New York Tax Free Reserves of CitiFunds Trust III, as of August 31, 2002, and the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the years in the two-year period ended August 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

New York, New York
October 11, 2002

19

Citi New York Tax Free Reserves
A D D I T I O N A L  I N F O R M AT I O N  (Unaudited)

Information about Trustees and Officers The business and affairs of the Fund are managed under the direction of the Fund’s Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below. Each Trustee and officer holds office for his or her lifetime, unless that individual resigns, retires or is otherwise removed. The Statement of Additional Information includes additional information about Fund Trustees and is available, without charge, upon request by calling 1-800-451-2010.

				Number of	Other
			Principal	Funds In Fund	Directorships
	Position(s)	Length	Occupation(s)	Complex	Held by
	Held with	of Time	During Past	Overseen by	Director During
Name, Address and Age	Fund	Served*	Five Years	Director	Past Five Years

NON-INTERESTED
TRUSTEES:
Elliott J. Berv	Trustee	Since 1986	President and Chief	35	Board Member,
607 E. 45th Street			Operations Officer, Landmark		American
Savannah, GA 31405			City (Real Estate		Identity Corp.
Age 59			Development) (since 2002);		(doing business
			Executive Vice President and		as Morpheus
			Chief Operations Officer,		Technologies)
			DigiGym Systems (On-line		(biometric
			Personal Training Systems)		information
			(since 2001); Chief Executive		management)
			Officer, Rocket City Enterprises		(since 2002;
			(Internet Service Company)		consultant
			(since 2000).		since 1999);
Director,
Lapoint Indus-
tries (Indus-
trial Filter
Company)
(since 2002);
Director,
Alzheimer’s
Association
(New England
Chapter)
(since 1998).

Donald M. Carlton	Trustee	Since 2001	Consultant, URS Corporation	30	Director,
125 Broad Street			(Engineering) (since 1999);		American
New York, NY 10004			former Chief Executive Officer,		Electric Power
Age 65			Radian International L.L.C.		(Electric
			(Engineering) (from 1996 to		Utility)
			1998), Member of Management		(since 1999);
			Committee, Signature Science		Director,
			(Research and Development)		Valero Energy
			(since 2000).		(Petroleum
Refining)
(since 1999);
Director,
National
Instruments
Corp.
(Technology)
(since 1994).

20

Citi New York Tax Free Reserves

A D D I T I O N A L  I N F O R M AT I O N (Unaudited) (Continued)

				Number of	Other
			Principal	Funds In Fund	Directorships
	Position(s)	Length	Occupation(s)	Complex	Held by
	Held with	of Time	During Past	Overseen by	Director During
Name, Address and Age	Fund	Served*	Five Years	Director	Past Five Years

A. Benton Cocanougher	Trustee	Since 2001	Dean Emeritus and Wiley	30	Former Direc-
125 Broad Street			Professor, Texas A&M		tor, Randall’s
New York, NY 10004			University (since 2001);		Food Markets,
Age 64			former Dean and Professor		Inc. (from 1990
			of Marketing, College and		to 1999); for-
			Graduate School of		mer Director,
			Business of Texas A & M		First American
			University (from 1987 to		Bank and First
			2001).		American Sav-
ings Bank (from
1994 to 1999).

Mark T. Finn	Trustee	Since 1990	Chairman and Owner, Vantage	35	Former Presi-
Vantage Consulting			Consulting Group, Inc.		dent and Dir-
Group, Inc.			(Investment Advisory and		ector, Delta
3500 Pacific Avenue			Consulting Firm) (since 1988);		Financial, Inc.
Virginia Beach, VA 23451			former Vice Chairman and		(Investment
Age 59			Chief Operating Officer,		Advisory Firm)
			Lindner Asset Management		(from 1983 to
			Company (Mutual Fund		1999)
Company) (from March 1999
to 2001); former General
Partner and Shareholder,
Greenwich Ventures, LLC
(Investment Partnership)
(from 1996 to 2001); former
President, Secretary, and
Owner, Phoenix Trading Co.
(Commodity Trading Advisory
Firm) (from 1997 to 2000).

Stephen R. Gross	Trustee	Since 2001	Partner, Capital Investment	30	Director,
125 Broad Street			Advisory Partners (Consulting)		United Telesis,
New York, NY 10004			(since January 2000);		Inc. (Telecom-
Age 54			Managing Director,		munications)
			Fountainhead Ventures,		(since 1997);
			Ltd. (Consulting) (from		Director,
			1998 to 2002); Secretary,		eBank.com, Inc.
			Carint of N.A. (Manufacturing)		(since 1997);
			(since 1988); former		Director, Ander-
			Treasurer, Hank Aaron		sen Calhoun,
			Enterprises (Fast Food		Inc. (Assisted
			Franchise) (from 1990 to		Living) (since
			2001); Chairman, Gross,		1987); former
			Collins & Cress, P.C.		Director, Char-
			(Accounting Firm)		ter Bank, Inc.
			(since 1979); Treasurer,		(from 1987 to
			Coventry Limited, Inc.		1997); former
			(since 1985).		Director, Yu
Save, Inc. (Inter-
net Company)
(from 1998 to
2000); former
Director,
Hotpalm, Inc.
(Wireless Appli-
cations) (from
1998 to 2000);
former Director,
Ikon Ventures,
Inc. (from 1997
to 1998).

21

Citi New York Tax Free Reserves
A D D I T I O N A L  I N F O R M AT I O N  (Unaudited) (Continued)

				Number of	Other
			Principal	Funds In Fund	Directorships
	Position(s)	Length	Occupation(s)	Complex	Held by
	Held with	of Time	During Past	Overseen by	Director During
Name, Address and Age	Fund	Served*	Five Years	Director	Past Five Years

Diana R. Harrington	Trustee	Since 1992	Professor, Babson College	35	Former
Babson College			(since 1992).		Trustee, The
Dept. of Finance					Highland
West Gate					Family of
Babson Park, MA 02157					Funds
Age 62					(Investment
Company)
(from March
1997 to March
1998)
Susan B. Kerley	Trustee	Since 1991	Consultant, Strategic	35	Director,
125 Broad Street			Management Advisors, LLC		Eclipse Funds
New York, NY 10004			Global Research Associates, Inc.		(currently
Age 51			(Investment Consulting)		supervises 17
			(since 1990).		investment
companies in
fund complex).
Alan G. Merten	Trustee	Since 2001	President, George Mason	30	Director,
George Mason University			University (since 1996).		Comshare,
4400 University Drive					Inc.
Fairfax, VA 22030					(Information
Age 60					Technology)
(since 1985);
former Direc-
tor, Indus
(Information
Technology)
(from 1995 to
1999)
C. Oscar Morong, Jr.	Trustee	Since 1992	Managing Director, Morong	35	Former
125 Broad Street			Capital Management		Director,
New York, NY 10004			(since 1993).		Indonesia
Age 67					Fund (Closed
End Fund)
(from 1990 to
1999)
Trustee, Mor-
gan Stanley
Institutional
Fund
(currently
supervises 75
investment
companies)
(since 1993).

R. Richardson Pettit	Trustee	Since 2001	Professor of Finance,	30	None
Dept. of Finance			University of Houston
University of Houston			(since 1977);
4800 Calhoun			Independent Consultant
Houston, TX 77204			(since 1984).
Age 60

22

Citi New York Tax Free Reserves
A D D I T I O N A L  I N F O R M AT I O N  (Unaudited) (Continued)

				Number of	Other
			Principal	Funds In Fund	Directorships
	Position(s)	Length	Occupation(s)	Complex	Held by
	Held with	of Time	During Past	Overseen by	Director During
Name, Address and Age	Fund	Served*	Five Years	Director	Past Five Years

Walter E. Robb, III	Trustee	Since 1985	President, Benchmark	35	Director, John
Robb Associates			Consulting Group, Inc. (Service		Boyle & Co.,
110 Broad Street			Company) (since 1991); Sole		Inc. (Textiles)
3rd Floor			Proprietor, Robb Associates		(since 1999);
Boston, MA 02110			(Corporate Financial Advisors)		Director,
Age 75			(since 1978); Co-owner, Kedron		Harbor Sweets,
			Design (Gifts) (since 1978);		Inc. (Candy)
			former President and Treasurer,		(since 1990);
			Benchmark Advisors, Inc.		Director, W.A.
			(Corporate Financial Advisors)		Wilde Co.
			(from 1989 to 2000).		(Direct Mail)
(since 1989);
Director,
Alpha Granger
Manufactur-
ing, Inc.
(Electronics)
(since 1983);
former
Trustee,
MFS Family
of Funds
(Investment
Company)
(from 1985 to
2001).
INTERESTED
TRUSTEES:
R. Jay Gerken**	President	Since 2002	President since 2002; Managing	Chairman	N/A
125 Broad Street	and		Director, Salomon Smith	of the
New York, NY 10004	Trustee		Barney (since 1996).	Board,
Age 50				Trustee or
Director
of 152

OFFICERS:
Lewis E. Daidone	Senior Vice	Since 2000	Managing Director, Salomon	N/A	N/A
125 Broad Street	President		Smith Barney (since 1990);
New York, NY 10004	and		Chief Financial Officer,
Age 45	Chief		Smith Barney Mutual Funds;
	Adminis-		Director and Senior Vice
	trative		President, Smith Barney Fund
	Officer		Management LLC and
Travelers Investment Adviser.
Irving P. David	Treasurer	Since 2002	Director, Salomon Smith	N/A	N/A
125 Broad Street			Barney (since 1997);
New York, NY 10004			former Assistant
Age 41			Treasurer, First Investment
Management Company (from
1988 to 1994).
Frances M. Guggino	Controller	Since 2002	Vice President, Citigroup	N/A	N/A
125 Broad Street			Asset Management
New York, NY 10004			(since 1991).
Age 45

23

Citi New York Tax Free Reserves
A D D I T I O N A L  I N F O R M AT I O N  (Unaudited) (Continued)

				Number of	Other
			Principal	Funds In Fund	Directorships
	Position(s)	Length	Occupation(s)	Complex	Held by
	Held with	of Time	During Past	Overseen by	Director During
Name, Address and Age	Fund	Served*	Five Years	Director	Past Five Years

Marianne Motley	Assistant	Since 2000	Director, Mutual Funds	N/A	N/A
125 Broad Street	Treasurer		Administration for Salomon
New York, NY 10004			Smith Barney (since 1994)
Age 43
Robert I. Frenkel	Secretary	Since 2000	Managing Director and	N/A	N/A
300 First Stamford Place			General Counsel, Global
Stamford, CT 06902			Mutual Funds for Citigroup
Age 48			Asset Management (since 1994)
Thomas C. Mandia	Assistant	Since 2000	Director and Deputy General	N/A	N/A
300 First Stamford Place	Secretary		Counsel, Citigroup Asset
Stamford, CT 06902			Management (since 1992)
Age 40
Rosemary D. Emmens	Assistant	Since 2000	Vice President and Associate	N/A	N/A
300 First Stamford Place	Secretary		General Counsel, Citigroup
Stamford, CT 06902			Asset Management (since 1998);
Age 32			Counsel, The Dreyfus
Corporation (from 1995 to 1998)
Harris C. Goldblat	Assistant	Since 2000	Associate General Counsel,	N/A	N/A
300 First Stamford Place	Secretary		Citigroup Asset Management
Stamford, CT 06902			(since 2000); Associate, Stroock
Age 32			& Stroock & Lavan LLP (from
1997 to 2000); Associate, Sills
Cummis Radin Tishman Epstein
& Gross (from 1996 to 1997)
*	Trustees are elected until their successors are elected and qualified.
**	Mr. Gerken is an “interested person” of the Fund as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of Citi Fund Management Inc. or its affiliates.

24

Trustees and Officers
Elliott J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
Stephen R. Gross
Diana R. Harrington
Susan B. Kerley
Alan G. Merten
C. Oscar Morong, Jr.
R. Richardson Petti
Walter E. Robb, III

President/Chairman
R. Jay Gerken*

Secretary
Robert I. Frenkel*

Senior Vice-President and
Chief Administrative Officer
Lewis E. Daidone*

Treasurer
Irving P. David*

Controller
Frances M. Guggino*

* Affiliated Person of the Manager

Investment Manager
Citi Fund Management Inc.
100 First Stamford Place
Stamford, CT 06902

Distributor
Salomon Smith Barney Inc.

Transfer Agent
Citicorp Trust Bank, fsb.
125 Broad Street,
11th Floor
New York, NY 10004

Sub-Transfer Agent
PFPC
4400 Computer Drive West Boro, MA 01581

Sub-Transfer Agent and Custodian
State Street Bank and Trust Company
225 Franklin Street,
Boston, MA 02110

Auditors
KPMG LLP
757 Third Avenue
New York, NY 10017

Legal Counsel
Bingham McCutchen LLP
150 Federal Street,
Boston, MA 02110

This report is prepared for the information of shareholders of Citi New York Tax Free Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi New York Tax Free Reserves.

©2002 Citicorp	Printed on recycled paper	CFA/NYR/802

CitiSM
California
Tax Free

ANNUAL REPORT AUGUST 31, 2002	Reserves

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

TA B L E O F C O N T E N T S

Citi California Tax Free Reserves

Letter to Our Shareholders	1

Fund Facts	6

Fund Performance	7

Portfolio of Investments	8

Statement of Assets and Liabilities	10

Statement of Operations	11

Statements of Changes in Net Assets	12

Financial Highlights	13

Notes to Financial Statements	14

Independent Auditors’ Report	17

Additional Information	18

L E T T E R  TO  O U R  S H A R E H O L D E R S

Dear Shareholder,

We are pleased to provide the annual report for CitiSM California Tax Free Reserves (the “Fund”) for the year ended August 31, 2002. In this report, we summarize what we believe to be the period’s prevailing economic and market conditions and outline our investment strategy. A detailed summary of the Fund’s performance can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

R. JAY GERKEN	CHARLES K. BARDES
Chairman	Portfolio Manager

Special Notice to Shareholders:

We are pleased to report that R. Jay Gerken, a managing director of Salomon Smith Barney, Inc., has been elected Chairman of the Board of the Fund, and is also replacing Heath B. McLendon in his role, who has been appointed chairman of Salomon Smith Barney’s new Equity Research Policy Committee. Previously, Jay managed the Smith Barney Growth and Income Fund for six years; developed and managed the Smith Barney Allocation Series Inc. from inception in 1996 through the end of 2001; and was responsible for the investment design and implementation of Citigroup Asset Management’s college savings programs with the states of Illinois and Colorado.

Performance Update

The Fund’s seven-day current yield was 0.78%, and its seven-day effective yield1 was also 0.78%, as of August 31, 2002.

Investment Objective

The Fund’s goals are to provide shareholders with high levels of current income exempt from both federal and California personal income taxes, preservation of capital and liquidity. Of course, there is no assurance that the Fund will achieve its goals.

The Fund invests primarily in high quality municipal obligations and in participation or other interests in these obligations issued by banks, insurance companies and other financial institutions. Municipal obligations are debt securities issued by states, cities and towns and other public entities or qualifying issuers. The interest paid on these debt securities is generally lower than the interest paid on taxable securities.

Under normal market conditions, the Fund invests at least 80% of its assets in municipal obligations and interests in municipal obligations that pay interest that is exempt from both federal and California personal income taxes. These may include obligations of Puerto Rico and other U.S. territories.

[1]	The seven-day effective yield is calculated similarly to the seven-day yield but, when annualized, the income earned by an investment in a Portfolio or the Class is assumed to be reinvested. The effective yield may be slightly higher than the yield because of the effect of the assumed reinvestment.

1

Subject to this 80% policy, the Fund may purchase municipal obligations whose interest is subject to California personal income taxes. The Fund may also invest in high quality securities that pay interest that is subject to federal income tax or federal alternative minimum tax.

The Fund may invest more than 25% of its assets in participation interests in municipal obligations that are issued by banks and/or backed by bank obligations. Please note that your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Portfolio Manager Municipal Bond Market Review

The changes and challenges of the last year were unpredictable and unfathomable. September of 2001 began uneventfully enough as money funds continued to see positive investment inflows despite the lack of meaningful supply of short-term product. On September 11 the world was shocked by the terrorist attacks against the United States that resulted in the destruction of the World Trade Center and devastating damage to the Pentagon. The fixed income markets closed for the first time since 1929 and reopened two days later amid much uncertainty and anxiety. On September 17, in an effort to quell fears and to provide liquidity, the U.S. Federal Reserve Board (the “Fed”) lowered the federal funds rate2 (“fed funds rate”) by 50 basis points3 to 3%. The reaction to the rate cut by the short-term tax-exempt market was somewhat paradoxical. Many dealer remarketing agents reset rates on Variable Rate Demand Notes4 (“VRDNs”) higher to attract buyers, as corporations holding VRDNs sold them to raise funds for quarterly tax payments. Simultaneously, the market for tax-exempt notes was stronger due to lack of supply from new issue sales being postponed because of the attack.

October began as one of the largest tax-exempt note deals for 2001 came to market. A negotiated $1 billion New York City Transitional Finance Authority Recovery Note, issued solely for the purpose of assisting New York City in reconstruction from the terrorist attack, was well received by investors. On October 2, the Fed enacted its ninth rate cut for the year, lowering the target rate to 2.50%. The minutes of the Fed meeting cited, “that the attacks of September 11th might well have induced a mild downturn in economic activity after several months of little movement in the level of economic activity.” Most short-term tax-exempt securities’ yields fell in response to the rate cut, but still remained attractive versus comparable taxable alternatives such as commercial paper and repurchase agreements.

In November and December, short-term tax-exempt money markets continued to experience similar trends as investors looked to park money for the balance of 2001 amidst modest money market supply. The Fed responded to continued sluggishness in the economy by reducing rates on November 6 and December 11, to 2% and 1.75% respectively. As the year drew to a close, many market observers believed the

[2]	The fed funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.The fed funds rate often points to the direction of U.S. interest rates.
[3]	A basis point is one one-hundredth (1/100 or 0.01) of one percent.
[4]	VRDNs are floating rate notes whose yields are pegged to short-term interest rates and may be sold back at par to the dealer/remarketing agent.

2

Fed’s task might be nearing a conclusion as economic releases showed glimpses of a rebound from recession.

As the New Year commenced, short-term rates fell due to technical factors arising from the “January effect.” The January effect describes a temporary increase in the demand for money market instruments caused by an influx of cash from maturing bonds and coupon interest chasing a dearth of supply. The expected January effect coupled with the presence of already low nominal yields hung like a dark cloud over money market funds. Many money market fund managers feared that paltry yields, net of operating expenses, would drive away investors. Unexpectedly, the January effect dissipated quickly. Money fund managers, relieved by the return to better market conditions in which to invest began to formulate strategies against a backdrop of some muted form of economic recovery. VRDN yields generally remained attractive relative to tax-exempt money funds in January.

February was a quieter month in terms of subscription activity, yet VRDN rates remained in a tight range as many investors remained invested in cash equivalents. Investors continued to rivet their attention on economic forecasts, waiting to see if the numbers released would point towards a recovery. In the latter portion of the month, Fed Chairman Alan Greenspan delivered his bi-annual report to Congress on the state of the U.S. economy and Fed interest rate policy. His comments concluded that in spite of a recovery being certain, the increase in economic growth was moderate.

A significant rise in market yields occurred during the month of March, as a shift in monetary policy sentiment coupled with positive economic data roiled the money markets. At the conclusion of the March 19th Federal Open Market Committee5 (“FOMC”) meeting, the Fed changed its bias on monetary policy from “weakness” to “neutral”, stating “against the background of its long-run goals of price stability and sustainable economic growth and of the information currently available, the risks are balanced with respect to prospects for both goals.” Owning VRDNs versus one-year notes became the desired strategy among money market funds given that many investors believed interest rates might rise.

The month of April has tended to be overshadowed by the expectation that investors will redeem cash from money funds to pay taxes. In this environment dealers have typically increased yields on VRDNs in an attempt to retain investors. However, as stories of accounting irregularities and other scandalous activities surfaced, coupled with tepid economic reports that reduced expectations of a strong recovery, investors began moving away from the embattled equity and corporate bond markets and into U.S. Treasuries and money market funds. In our view this migration offset much of the typical tax time redemption activity out of money funds. Notwithstanding, rates on tax-exempt money funds became more attractive versus their taxable counterparts. Moreover, the widespread expectation of an increase in rates at the Fed’s May meeting began to diminish.

At the FOMC meeting on May 7, the Fed voted unanimously to keep the overnight bank lending rate at 1.75%. Minutes of the meeting cited that “the degree of the strengthening in final demand over coming quarters, an essential element in sustained economic expansion, is still uncertain.” As the bond market continued its rise,

[5]	The FOMC is the policy-making body of the Federal Reserve System responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

3

we believed tax-free instruments continued to look attractive. However, municipal notes maturing in one year were not appreciating in value as rapidly. In our opinion short-term money managers were being selective, as the specter of new supply during the June note season weighed on their investment decisions.

Short-term tax-exempt securities rallied in June, as cash rolling over from coupon interest and maturities was invested into money funds. New issues were generally well received by the marketplace, as many money managers awash in cash became more aggressive in purchasing notes. Among the more notable deals, the state of California sold $7.5 billion revenue anticipation warrants, which helped replenish the funds used to purchase electrical power during the energy crisis of 2001. The Fed left rates unchanged for the fourth consecutive time versus eleven rate cuts in 2001. The Fed’s dialogue exclaimed that economic activity continues to strengthen, but that the degree of strengthening remains uncertain.

The rates on short-term fixed-income securities fell temporarily due to technical factors arising from the “July effect.” Traditionally, an increase in the demand for money market instruments, caused by an influx of cash from maturing bonds and coupon interest, occurs in July of each year. Approximately $30 billion became available for reinvestment. Against the backdrop of uncertainty in the equity and fixed income markets, tax-exempt money funds continued to see subscription activity. As July progressed, more economic readings pointing toward a sluggish economy and the exodus continued from the stock market into the bond market. At the August 14 FOMC meeting, the Fed kept the overnight rate at 1.75%, but raised the possibility of additional rate cuts to stimulate the economy. A statement indicated that “weakness in financial markets and heightened uncertainty related to problems in corporate reporting and governance have prolonged a slowdown in economic growth.” U.S. Treasury securities extended their rally, sending yields to record lows across the yield curve.6 In spite of the rally in U.S. Treasuries, money funds continued to see subscription activity from investors wishing to allocate a portion of their assets on the shorter end of the yield curve.

Portfolio Manager California Highlights

The state of California is currently rated “A1” by Moody’s Investor Service and “A+” by Standard & Poor’s Rating Service7 with negative outlooks assigned by both. The state has had to grapple with a budget deficit of approximately $24 billion for fiscal 2002-2003 on revenues of $99 billion. Weakness in the high tech sector and plummeting capital gains incomes compounded the troubles caused by the energy crisis of 2001.

The legislature has just recently agreed on a budget for fiscal 2003, which began July 1st. The budget requires $7.5 billion of spending cuts as part of the effort to eliminate the gap. A good portion of this gap-closing program will be a reduction in the state’s bureaucracy. At least 7,000 staff will be cut, although some of that will be accomplished through attrition.

[6]	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities
[7]	Moody’s Investor Service and Standard & Poor’s Ratings Service are two nationally recognized credit rating agencies.

4

In the budget the state treasurer assumes that $12 billion in financing to reimburse the General Fund for power purchases will be issued this fall. Such financing would help to restore liquidity, but we feel California will likely face financial challenges longer than other states because of lackluster demand for high tech products, as well as weakness in the tourist sector. Fortunately, we also feel the state’s debt load is modest, both in absolute terms and relative to the state’s strong wealth levels.

Portfolio Manager Municipal Bond Market Outlook

New issue supply is expected to exceed $300 billion as many municipalities continue to take advantage of the low interest rate environment. We expect the market to continue its strong performance in spite of this, as investors continue to seek low volatility alternatives. Moreover, many municipal securities continue to offer better yields than taxable bonds. In the weeks and months ahead, our strategy for the Fund will be to continue to invest its assets in securities that are among the highest quality available to money market funds. We feel a selective mix of municipal notes and VRDNs has enabled the Fund to perform relatively well.

Thank you for your investment in Citi California Tax Free Reserves and for your continued confidence in our investment strategy.

Sincerely,

R. Jay Gerken	Charles K. Bardes
Chairman	Portfolio Manager

September 17, 2002

The information provided in this letter by the portfolio manager represents the opinion of the portfolio manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed are those of the portfolio manager and may differ from those of other portfolio managers or of the firm as a whole. Furthermore, there is no assurance that certain securities will remain in or out of the Fund or that the percentage of the Fund’s assets in various sectors will remain the same. Please refer to pages 8 and 9 for a list and percentage breakdown of the Fund’s holdings. Also, please note that any discussion of the Fund’s holdings, the Fund’s performance, and the portfolio manager’s views are as of August 31, 2002 and are subject to change.

5

F U N D  FA C T S

Fund Objective

To provide its shareholders with high levels of current income exempt from both federal and California personal income taxes*, preservation of capital and liquidity.

Investment Manager	Dividends
Citi Fund Management Inc.	Declared daily, paid monthly

Commencement of Operations	Capital Gains
March 10, 1992	Distributed annually, if any

Net Assets as of 8/31/02	Benchmark**
$294.9 million	• Lipper California Tax Exempt Money
Market Funds Average

• iMoneyNet, Inc. California Tax
Free Money Market Funds Average

*	A portion of the income may be subject to the Federal Alternative Minimum Tax (AMT). Consult your personal tax adviser.
**	The Lipper Funds Average and iMoneyNet, Inc. Funds Average reflect the performance (excluding sales charges) of mutual funds with similar objectives.
Citi is a service mark of Citicorp.

6

F U N D  P E R F O R M A N C E

Total Returns

	One	Five	Ten
All Periods Ending August 31, 2002	Year	Years*	Years*

Citi California Tax Free Reserves Class N	1.05%	2.41%	2.64%
Lipper California Tax Exempt
Money Market Funds Average	1.05%	2.39%	2.54%
iMoneyNet, Inc. California Tax Free
Money Market Funds Average	0.98%	2.36%	2.51%

* Average Annual Total Return
7-DayYields
Annualized Current	0.78%
Effective	0.78%

The Annualized Current 7-Day Yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.

The Effective 7-Day Yield is calculated similarly, but when annualized, the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield may be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund’s yield more closely reflects the current earnings of the fund than does the total return.

Important Tax Information—For the fiscal year ended August 31, 2002, Class N shares paid $0.01046 per share to shareholders from net investment income. For such period, the Fund designated all dividends paid as exempt-interest dividends. Thus, 100% of these distributions during this period were exempt from federal income tax and 89.9% of dividends earned were also exempt from California personal income tax. In addition, 11.9% of the dividends were derived from income earned from certain government obligations which may be subject to the Federal Alternative Minimum Tax (AMT).

Comparison of 7-Day Yields for Citi California Tax Free Reserves Class N
vs. iMoneyNet, Inc. California Tax Free Money Market Funds Average

As illustrated, Citi California Tax Free Reserves generally provided a similar annualized seven-day yield to that of the iMoneyNet, Inc. California Tax Free Money Market Funds Average, as published in iMoneyNet, Inc. Money Fund ReportTM, for the one-year period.

Note: Although money market funds seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.Yields and total returns will fluctuate and past performance is no guarantee of future results.Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund’s returns and yields would have been lower.

7

Citi California Tax Free Reserves
P O R T F O L I O O F I N V E S T M E N T S	August 31, 2002
	Principal
	Amount
Issuer	(000's omitted)	Value

Annual and Semi-Annual Tender Revenue
Bonds and Notes (Puts) — 2.1%

California School Cash
Reserve Program
Authority,
3.00% due 7/03/03	$5,000	$5,054,649
University of California,
Revenue Anticipation
Notes
6.375% due 9/01/02	1,050	1,071,000

		6,125,649

Bond, Revenue,Tax,Tax and Revenue
Anticipation Notes and General Obligation
Bonds and Notes — 20.8%

Hillsborough, CA, Unified
School District,TRANs,
3.25% due 11/29/02	4,000	4,014,838
Iowa Higher Education
Loan Authority
RANs,
3.25% due 5/23/03	2,100	2,111,103
Los Angeles County, CA,
TRANs,
3.00% due 6/30/03	17,500	17,693,687
Montebello, CA,TRANs,
2.50% due 6/30/03	4,600	4,630,685
New Haven, CA, Unified
School District,TRANs,
2.75% due 7/01/03	5,000	5,044,866
San Bernardino County, CA,
TRANs,
3.00% due 7/01/03	10,000	10,107,752
San Diego, CA, County &
School District Note,
TRANs,
3.00% due 6/30/03	10,000	10,109,848
San Francisco, CA, City &
County, Unified School
District,TRANs,
2.50% due 12/10/02	7,500	7,516,160

		61,228,939

Variable Rate Demand Notes* — 76.9%

ABN-Amro Municipal Trust
Receipts, due 7/05/06	2,000	2,000,000
ABN-Amro Municipal Trust
Receipts, due 5/06/07	1,000	1,000,000
California Educational
Facility Authority
Revenue,
due 11/01/29	3,000	3,000,000

Principal
Amount
Issuer	(000's omitted)	Value

California Housing Finance
Agency Revenue,
due 8/01/15	$1,600	$1,600,000
California Housing Finance
Agency Revenue,
AMT, due 2/01/32	10,000	10,000,000
California Housing Finance
Agency Revenue,
AMT, due 8/01/31	3,200	3,200,000
California Infrastructure &
Economic Development
Bank, due 12/17/02	2,500	2,500,000
California Infrastructure &
Economic Development
Bank, due 4/01/42	2,700	2,700,000
California Statewide
Community Development,
due 12/01/18	2,335	2,335,000
California Statewide
Community Development,
due 12/01/22	2,650	2,650,000
California Statewide
Community Development,
AMT, due 6/01/24	3,450	3,450,000
California Statewide
Community Development,
due 9/01/29	4,150	4,150,000
California Statewide
Community Development,
AMT,
due 12/01/33	5,800	5,800,000
Gordon County, GA,
Development Authority,
AMT,
due 9/01/17	1,000	1,000,000
Huntington Beach, CA,
Multi-Family Housing,
due 6/15/20	3,000	3,000,000
Kern County, CA, High
School District,
due 2/01/13	3,800	3,800,000
Lancaster, CA,
Redevelopment Agency
Multi-Family Housing,
due 12/15/31	13,330	13,330,000
Livermore, CA, Multi-Family
Revenue,
due 7/15/18	100	100,000
Los Angeles, CA,
Wastewater System
Revenue, due 10/31/02	9,000	9,000,000
Los Angeles, CA,
Community College,
due 8/01/17	8,135	8,135,000

8

Citi California Tax Free Reserves
P O R T F O L I O O F I N V E S T M E N T S (Continued)	August 31, 2002

Principal
Amount
Issuer	(000’s omitted)	Value

Variable Rate Demand Notes* — (cont’d)

Los Angeles, CA, Water &
Power Revenue,
due 7/01/35	$10,000	$10,000,000
Metropolitan Water District,
Southern California,
due 7/01/28	4,800	4,800,000
National City, CA,
Community Development,
AMT,
due 4/01/39	140	140,000
Orange County, CA,
Apartment Development,
due 12/01/22	5,300	5,300,000
Orange County, CA,
Apartment Development,
due 12/01/29	3,600	3,600,000
Orange County, CA,
Recovery Certificates,
due 7/01/19	8,995	8,995,000
Orange County, CA, Water
Distribution Certificates,
due 8/15/15	1,450	1,450,000
Otay, CA, Water
Distribution Certificates,
due 9/01/26	3,500	3,500,000
Puerto Rico
Commonwealth,
due 7/01/15	5,000	5,000,000
Puerto Rico
Commonwealth,
due 7/01/19	1,200	1,200,000
Puerto Rico
Commonwealth ,
due 7/01/29	4,445	4,445,000
Puerto Rico
Commonwealth
Highway Transportation
due 1/01/10	7,700	7,700,000
Puerto Rico
Commonwealth
Highway Transportation
due 7/01/27	5,515	5,515,000
Puerto Rico
Commonwealth
Infrastructure,
due 10/01/32	1,900	1,900,000
Puerto Rico
Industrial Tourist
Educational Revenue,
due 7/01/33	9,320	9,320,000
Puerto Rico Electric Power
Authority,
due 7/01/23	8,900	8,900,000
	Principal
	Amount
Issuer	(000’s omitted)	Value

Puerto Rico Municipal
Financial Agency,
due 2/01/09	$4,300	$4,300,000
Puerto Rico Municipal
Financial Agency,
due 8/01/12	7,455	7,455,000
Puerto Rico
Public Buildings Authority,
due 7/01/25	3,600	3,600,000
Puerto Rico Public Finance,
due 6/01/12	7,015	7,015,000
Riverside County, CA,
Community Federation,
due 9/01/14	500	500,000
Sacramento County, CA,
City Financing Authority,
due 5/01/16	4,800	4,800,000
Sacramento County, CA,
Multi-Family Housing,
due 7/15/29	3,300	3,300,000
Sacramento County, CA,
Unified School District,
due 7/01/31	3,100	3,100,000
San Francisco, CA,
City & County, AMT,
due 5/01/24	4,800	4,800,000
Simi Valley, CA,
Multi-Family Housing,
due 7/01/23	2,400	2,400,000
Turlock, CA, IRR
Distribution Certificate,
due 6/01/31	4,850	4,850,000
University of Puerto Rico
Revenue, due 6/01/25	4,000	4,000,000
Vacaville, CA, Multi-Family
Housing,
due 5/15/29	9,600	9,600,000
Westminster, CA,
Redevelopment Tax
Allocation,
due 8/01/27	2,695	2,695,000

		226,930,000

Total Investments,
at Amortized Cost	99.8%	294,284,588
Other Assets,
Less Liabilities	0.2	662,252

Net Assets	100.0%	$294,946,840

AMT — Subject to Alternative Minimum Tax
* Variable rate demand notes have a demand feature under which the Fund could tender them back to the issuer on no more than 7 days notice.
See notes to financial statements

9

Citi California Tax Free Reserves
S TAT E M E N T  O F  A S S E T S  A N D  L I A B I L I T I E S

August 31, 2002

Assets:
Investments, at amortized cost (Note 1A)	$294,284,588
Cash	19,979
Interest receivable	1,028,543
Receivable for shares of beneficial interest sold	23,687

Total assets	295,356,797

Liabilities:
Dividends payable	164,494
Management fees payable (Note 3)	100,577
Distribution/Service fees payable (Note 4)	63,667
Payable for shares of beneficial interest repurchased	214
Accrued expenses and other liabilities	81,005

Total liabilities	409,957

Net Assets for 294,872,099 shares of beneficial interest outstanding	$294,946,840

Net Assets Consist of:
Paid-in capital	$294,872,099
Accumulated net realized gain on investments	74,741

Total	$294,946,840

Net Asset Value, Offering Price and Redemption Price Per Share	$1.00

See notes to financial statements

10

Citi California Tax Free Reserves
S T A T E M E N T  O F  O P E R AT I O N S

For the Year Ended August 31, 2002

Investment Income (Note 1B)		$5,374,828
Expenses:
Management fees (Note 3)	$957,765
Distribution/Service fees (Note 4)	636,632
Administrative fees (Note 3)	261,351
Shareholder Servicing Agents’ fees (Note 4A)	261,351
Investment Advisory fees (Note 3)	209,080
Legal fees	64,460
Transfer agent fees	62,458
Custody and fund accounting fees	62,180
Shareholder reports	27,640
Audit fees	24,682
Blue sky fees	22,293
Trustees’ fees	4,773
Miscellaneous	14,624

Total expenses	2,609,289
Less: aggregate amounts waived by the Manager, Investment
Adviser, Administrator, and Distributor (Notes 3 and 4)	(544,243)
Less: fees paid indirectly (Note 1E)	(2,203)

Net expenses		2,062,843

Net investment income		3,311,985
Net Realized Gain on Investments		167,810

Net Increase in Net Assets Resulting from Operations		$3,479,795

See notes to financial statements

11

Citi California Tax Free Reserves
S T A T E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S

	Year Ended August 31,

	2002	2001

Increase in Net Assets from Operations:
Net investment income	$3,311,985	$8,094,312
Net realized gain (loss) on investments	167,810	(86,282)

Net increase in net assets resulting from operations	3,479,795	8,008,030

Dividends to Shareholders from:
Net investment income	(3,311,985)	(8,094,312)

Decrease in net assets from distributions to shareholders	(3,311,985)	(8,094,312)

Transactions in Shares of Beneficial Interest at
Net Asset Value of $1.00 Per Share (Note 5):
Class N Shares
Proceeds from sale of shares	333,625,618	516,739,265
Net asset value of shares issued to shareholders
from reinvestment of dividends	465,902	1,038,302
Cost of shares repurchased	(339,913,764)	(530,382,341)

Total Class N shares	(5,822,244)	(12,604,774)

Transactions in Shares of Beneficial Interest at
Net Asset Value of $1.00 Per Share (Note 5):
Cititrade Shares (Note 1)
Proceeds from sale of shares	—	23,738
Net asset value of shares issued to shareholders
from reinvestment of dividends	—	194
Cost of shares repurchased	—	(23,932)

Total Cititrade shares	—	—

Net decrease in net assets from transactions
in shares of beneficial interest	(5,822,244)	(12,604,774)

Net Decrease in Net Assets	(5,654,434)	(12,691,056)

Net Assets:
Beginning of year	300,601,274	313,292,330

End of year	$294,946,840	$300,601,274

See notes to financial statements

12

Citi California Tax Free Reserves
F I N A N C I A L  H I G H L I G H T S

		Class N Shares

		Year Ended August 31,

	2002	2001	2000	1999	1998

Net Asset Value,
beginning of year	$1.00000	$1.00000	$1.00000	$1.00000	$1.00000
Net investment income	0.01046	0.02588	0.02907	0.02473	0.02928
Less dividends from net
investment income	(0.01046)	(0.02588)	(0.02907)	(0.02473)	(0.02928)

Net Asset Value, end of year	$1.00000	$1.00000	$1.00000	$1.00000	$1.00000

Ratios/Supplemental Data:
Net assets, end of year
(000’ s omitted)	$294,947	$300,601	$313,292	$306,033	$285,628
Ratio of expenses to average
net assets	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of expenses to average net
assets after fees paid indirectly	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income
to average net assets	1.04%	2.57%	2.90%	2.47%	2.92%
Total return	1.05%	2.62%	2.95%	2.50%	2.97%

Note: If Agents of the Fund had not voluntarily waived all or a portion of their fees from the Fund for the years indicated and the expenses were not reduced for the fees paid indirectly, the ratios and net investment income per share would have been as follows:

Net investment income
per share	$0.00861	$0.02295	$0.02680	$0.02243	$0.02687
Ratios:
Expenses to average net assets	0.82%	0.92%	0.88%	0.88%	0.90%
Net investment income to
average net assets	0.87%	2.30%	2.67%	2.24%	2.67%

See notes to financial statements

13

Citi California Tax Free Reserves
N OT E S  TO  F I N A N C I A L  S TAT E M E N T S

1. Significant Accounting Policies Citi California Tax Free Reserves (the “Fund”) is a separate non-diversified series of CitiFunds Trust III (the “Trust”), which is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund was formerly a separate non-diversified series of CitiFunds Multi-State Tax Free Trust. The Investment Manager of the Fund is Citi Fund Management Inc. (the “Manager”). Salomon Smith Barney Inc. is the Fund’s Distributor.

     The Fund offers Class N shares. The Fund commenced its public offering of Cititrade shares on October 24, 2000 and the 21,777 Cititrade shares outstanding, with a value of $21,777, were converted to Class N shares on May 14, 2001. Shares converted are reflected as a repurchase of Cititrade shares and a sale of Class N shares in the financial statements. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Fund are as follows:

     A. Valuation of Investments Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Fund’s use of amortized cost is subject to the Fund’s compliance with certain conditions as specified under the Investment Company Act of 1940.

     B. Interest Income Interest income consists of interest accrued, and accretion of market discount less the amortization of any premium on the investments of the Fund.

     C. Federal Taxes The Fund’s policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary.

     Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

     D. Expenses The Fund bears all costs of its operations other than expenses specific-ally assumed by the Administrator. Expenses incurred by the Trust with respect to any two or more Funds in a series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

14

Citi California Tax Free Reserves
N OT E S  TO  F I N A N C I A L  S TAT E M E N T S (Continued)

     E. Fees Paid Indirectly The Fund’s custodian calculates its fees based on the Fund’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

     F. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

2. Dividends The net income of the Fund is determined once daily, as of 12:00 noon Eastern Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder’s Shareholder Servicing Agent), on or prior to the last business day of the month.

3. Investment Advisory/Administrative/Management Fees The investment advisory fee paid to the Manager, as compensation for overall investment management services, amounted to $209,080, of which $81,033 was voluntarily waived for the period from September 1, 2001 through December 31, 2001. The investment advisory fee is computed at the annual rate of 0.20% of the Fund’s average daily net assets.

     Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, were computed at the annual rate of 0.25% of the Fund’s average daily net assets. The Administrative fees amounted to $261,351, of which $81,033 was voluntarily waived for the period from September 1, 2001 through December 31, 2001. On December 31, 2001, the Fund terminated its administrative services and investment advisory agreements and implemented a management agreement. The management fees paid to the Manager amounted to $957,765, of which $300,902 was voluntarily waived for the period from January 1, 2002 through August 31, 2002. The new management fees are computed at an annual rate of 0.45% of the Fund’s average daily net assets. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Manager or its affiliates.

4. Distribution/Service Fees Effective January 1, 2002 the Fund adopted a new Distribution Service Plan pursuant to Rule l2b-1 under the Investment Company Act of 1940. Under the prior plan the Fund paid monthly fees at a rate not to exceed 0.10% of average daily net assets. The distribution fees amounted to $104,540, of which $81,275 was voluntarily waived for the period from September 1, 2001 through December 31, 2001. Under the new Service Plan, the Fund pays monthly fees at an annual rate not to exceed 0.25% of the average daily net assets. The Service fees paid amounted to $532,092 for the period from January 1, 2002 through August 31, 2002.

15

Citi California Tax Free Reserves
N OT E S  TO  F I N A N C I A L  S TAT E M E N T S (Continued)

These fees may be used to make payments to the distributor and to Service Agents or others as compensation for the sale of Fund shares or for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

     A. Shareholder Servicing Agent Fees The Trust, on behalf of the Fund, had entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, but may not exceed, on an annualized basis, an amount equal to 0.25% of the average daily net assets of the Fund represented by shares owned during the period by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. Shareholder Servicing Agent fees amounted to $261,351 for Class N, for the period from September 1, 2001 through December 31, 2001. The Shareholder Servicing Agreement was terminated on December 31, 2001.

5. Shares of Beneficial Interest The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value).

6. Investment Transactions Purchases, and maturities and sales of money market instruments aggregated $760,395,666 and $764,341,728, respectively, for the year ended August 31, 2002.

7. Federal Income Tax Basis of Investment Securities The cost of investment securities owned at August 31, 2002 for federal income tax purposes, amounted to $294,284,588.

16

Citi California Tax Free Reserves
I N D E P E N D E N T  A U D I TO R S ’  R E P O RT

To the Trustees and Shareholders of
Citi California Tax Free Reserves:

     We have audited the accompanying statement of assets and liabilities including the schedule of investments of Citi California Tax Free Reserves of CitiFunds Trust III (the “Trust”) (a Massachusetts business trust) as of August 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights for each of the years in the three-year period ended August 31, 2000 were audited by other auditors whose report thereon, dated October 4, 2000, expressed an unqualified opinion on the statements of changes in net assets and financial highlights.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2002 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Citi California Tax Free Reserves of CitiFunds Trust III, and the results of its operations for the year then ended as of August 31, 2002, and the changes in its net assets and the financial highlights for each of the years in the two-year period ended August 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

New York, New York
October 11, 2002

17

Citi California Tax Free Reserves
A D D I T I O N A L  I N F O R M AT I O N (Unaudited)

Information about Trustees and Officers The business and affairs of the Fund are managed under the direction of the Fund’s Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below. Each Trustee and officer holds office for his or her lifetime, unless that individual resigns, retires or is otherwise removed. The Statement of Additional Information includes additional information about Fund Trustees and is available, without charge, upon request by calling 1-800-451-2010.

				Number of	Other
			Principal	Funds In Fund	Directorships
	Position(s)	Length	Occupation(s)	Complex	Held by
	Held with	of Time	During Past	Overseen by	Director During
Name, Address and Age	Fund	Served*	Five Years	Director	Past Five Years

NON-INTERESTED
TRUSTEES:
Elliott J. Berv	Trustee	Since 1986	President and Chief	35	Board Member,
607 E. 45th Street			Operations Officer, Landmark		American
Savannah, GA 31405			City (Real Estate		Identity Corp.
Age 59			Development) (since 2002);		(doing business
			Executive Vice President and		as Morpheus
			Chief Operations Officer,		Technologies)
			DigiGym Systems (On-line		(biometric
			Personal Training Systems)		information
			(since 2001); Chief Executive		management)
			Officer, Rocket City Enterprises		(since 2002;
			(Internet Service Company)		consultant
			(since 2000).		since 1999);
Director,
Lapoint Indus-
tries (Indus-
trial Filter
Company)
(since 2002);
Director,
Alzheimer’s
Association
(New England
Chapter) (since
1998).

Donald M. Carlton	Trustee	Since 2001	Consultant, URS Corporation	30	Director,
125 Broad Street			(Engineering) (since 1999);		American
New York, NY 10004			former Chief Executive Officer,		Electric Power
Age 65			Radian International L.L.C.		(Electric
			(Engineering) (from 1996 to		Utility)
			1998), Member of Management		(since 1999);
			Committee, Signature Science		Director,
			(Research and Development)		Valero Energy
			(since 2000).		(Petroleum
Refining)
(since 1999);
Director,
National
Instruments
Corp.
(Technology)
(since 1994).

18

Citi California Tax Free Reserves
A D D I T I O N A L  I N F O R M AT I O N (Unaudited) (Continued)

				Number of	Other
			Principal	Funds In Fund	Directorships
	Position(s)	Length	Occupation(s)	Complex	Held by
	Held with	of Time	During Past	Overseen by	Director During
Name, Address and Age	Fund	Served*	Five Years	Director	Past Five Years

A. Benton Cocanougher	Trustee	Since 2001	Dean Emeritus and Wiley	30	Former Direc-
125 Broad Street			Professor, Texas A&M		tor, Randall’s
New York, NY 10004			University (since 2001);		Food Markets,
Age 64			former Dean and Professor		Inc. (from 1990
			of Marketing, College and		to 1999); for-
			Graduate School of		mer Director,
			Business of Texas A & M		First American
			University (from 1987 to		Bank and First
			2001).		American Sav-
ings Bank (from
1994 to 1999).

Mark T. Finn	Trustee	Since 1990	Chairman and Owner, Vantage	35	Former Presi-
Vantage Consulting			Consulting Group, Inc.		dent and Dir-
Group, Inc.			(Investment Advisory and		ector, Delta
3500 Pacific Avenue			Consulting Firm) (since 1988);		Financial, Inc.
Virginia Beach, VA 23451			former Vice Chairman and		(Investment
Age 59			Chief Operating Officer,		Advisory Firm)
			Lindner Asset Management		(from 1983 to
			Company (Mutual Fund		1999).
Company) (from March 1999
to 2001); former General
Partner and Shareholder,
Greenwich Ventures, LLC
(Investment Partnership)
(from 1996 to 2001); former
President, Secretary, and
Owner, Phoenix Trading Co.
(Commodity Trading Advisory
Firm) (from 1997 to 2000).

Stephen R. Gross	Trustee	Since 2001	Partner, Capital Investment	30	Director,
125 Broad Street			Advisory Partners (Consulting)		United Telesis,
New York, NY 10004			(since January 2000);		Inc. (Telecom-
Age 54			Managing Director,		munications)
			Fountainhead Ventures,		(since 1997);
			Ltd. (Consulting) (from		Director,
			1998 to 2002); Secretary,		eBank.com, Inc.
			Carint of N.A. (Manufacturing)		(since 1997);
			(since 1988); former		Director, Ander-
			Treasurer, Hank Aaron		sen Calhoun,
			Enterprises (Fast Food		Inc. (Assisted
			Franchise) (from 1990 to		Living) (since
			2001); Chairman, Gross,		1987); former
			Collins & Cress, P.C.		Director, Char-
			(Accounting Firm)		ter Bank, Inc.
			(since 1979); Treasurer,		(from 1987 to
			Coventry Limited, Inc.		1997); former
			(since 1985).		Director, Yu
Save, Inc. (Inter-
net Company)
(from 1998 to
2000); former
Director,
Hotpalm, Inc.
(Wireless Appli-
cations) (from
1998 to 2000);
former Director,
Ikon Ventures,
Inc. (from 1997
to 1998).

19

Citi California Tax Free Reserves
A D D I T I O N A L  I N F O R M AT I O N (Unaudited) (Continued)

				Number of	Other
			Principal	Funds In Fund	Directorships
	Position(s)	Length	Occupation(s)	Complex	Held by
	Held with	of Time	During Past	Overseen by	Director During
Name, Address and Age	Fund	Served*	Five Years	Director	Past Five Years

Diana R. Harrington	Trustee	Since 1992	Professor, Babson College	35	Former
Babson College			(since 1992).		Trustee, The
Dept. of Finance					Highland
West Gate					Family of
Babson Park, MA 02157					Funds
Age 62					(Investment
Company)
(from March
1997 to March
1998).

Susan B. Kerley	Trustee	Since 1991	Consultant, Strategic	35	Director,
125 Broad Street			Management Advisors, LLC		Eclipse Funds
New York, NY 10004			Global Research Associates, Inc.		(currently
Age 51			(Investment Consulting)		supervises 17
			(since 1990).		investment
companies in
fund complex).

Alan G. Merten	Trustee	Since 2001	President, George Mason	30	Director,
George Mason University			University (since 1996).		Comshare,
4400 University Drive					Inc.
Fairfax, VA 22030					(Information
Age 60					Technology)
(since 1985);
former Direc-
tor, Indus
(Information
Technology)
(from 1995 to
1999).

C. Oscar Morong, Jr.	Trustee	Since 1992	Managing Director, Morong	35	Former
125 Broad Street			Capital Management		Director,
New York, NY 10004			(since 1993).		Indonesia
Age 67					Fund (Closed
End Fund)
(from 1990 to
1999); Trustee,
Morgan
Stanley
Institutional
Fund
(currently
supervises 75
investment
companies)
(since 1993).

R. Richardson Pettit	Trustee	Since 2001	Professor of Finance,	30	None
Dept. of Finance			University of Houston
University of Houston			(since 1977);
4800 Calhoun			Independent Consultant
Houston, TX 77204			(since 1984).
Age 60

20

Citi California Tax Free Reserves
A D D I T I O N A L  I N F O R M AT I O N (Unaudited) (Continued)

				Number of	Other
			Principal	Funds In Fund	Directorships
	Position(s)	Length	Occupation(s)	Complex	Held by
	Held with	of Time	During Past	Overseen by	Director During
Name, Address and Age	Fund	Served*	Five Years	Director	Past Five Years

Walter E. Robb, III	Trustee	Since 1985	President, Benchmark	35	Director, John
Robb Associates			Consulting Group, Inc. (Service		Boyle & Co.,
110 Broad Street			Company) (since 1991); Sole		Inc. (Textiles)
3rd Floor			Proprietor, Robb Associates		(since 1999);
Boston, MA 02110			(Corporate Financial Advisors)		Director,
Age 75			(since 1978); Co-owner, Kedron		Harbor Sweets,
			Design (Gifts) (since 1978);		Inc. (Candy)
			former President and Treasurer,		(since 1990);
			Benchmark Advisors, Inc.		Director, W.A.
			(Corporate Financial Advisors)		Wilde Co.
			(from 1989 to 2000).		(Direct Mail)
(since 1989);
Director,
Alpha Granger
Manufactur-
ing, Inc.
(Electronics)
(since 1983);
former
Trustee,
MFS Family
of Funds
(Investment
Company)
(from 1985 to
2001).
INTERESTED
TRUSTEES:
R. Jay Gerken**	President	Since 2002	President since 2002; Managing	Chairman	N/A
125 Broad Street	and		Director, Salomon Smith	of the
New York, NY 10004	Trustee		Barney (since 1996).	Board,
Age 50				Trustee or
Director
of 152

OFFICERS:
Lewis E. Daidone	Senior Vice	Since 2000	Managing Director, Salomon	N/A	N/A
125 Broad Street	President		Smith Barney (since 1990);
New York, NY 10004	and		Chief Financial Officer,
Age 45	Chief		Smith Barney Mutual Funds;
	Adminis-		Director and Senior Vice
	trative		President, Smith Barney Fund
	Officer		Management LLC and
Travelers Investment Adviser.

Irving P. David	Treasurer	Since 2002	Director, Salomon Smith	N/A	N/A
125 Broad Street			Barney (since 1997);
New York, NY 10004			former Assistant
Age 41			Treasurer, First Investment
Management Company (from
1988 to 1994).

Frances M. Guggino	Controller	Since 2002	Vice President, Citigroup	N/A	N/A
125 Broad Street			Asset Management
New York, NY 10004			(since 1991).
Age 45

21

Citi California Tax Free Reserves
A D D I T I O N A L  I N F O R M AT I O N (Unaudited) (Continued)

				Number of	Other
			Principal	Funds In Fund	Directorships
	Position(s)	Length	Occupation(s)	Complex	Held by
	Held with	of Time	During Past	Overseen by	Director During
Name, Address and Age	Fund	Served*	Five Years	Director	Past Five Years

Marianne Motley	Assistant	Since 2000	Director, Mutual Funds	N/A	N/A
125 Broad Street	Treasurer		Administration for Salomon
New York, NY 10004			Smith Barney (since 1994)
Age 43

Robert I. Frenkel	Secretary	Since 2000	Managing Director and	N/A	N/A
300 First Stamford Place			General Counsel, Global
Stamford, CT 06902			Mutual Funds for Citigroup
Age 48			Asset Management (since 1994)

Thomas C. Mandia	Assistant	Since 2000	Director and Deputy General	N/A	N/A
300 First Stamford Place	Secretary		Counsel, Citigroup Asset
Stamford, CT 06902			Management (since 1992)
Age 40

Rosemary D. Emmens	Assistant	Since 2000	Vice President and Associate	N/A	N/A
300 First Stamford Place	Secretary		General Counsel, Citigroup
Stamford, CT 06902			Asset Management (since 1998);
Age 32			Counsel, The Dreyfus
Corporation (from 1995 to 1998)

Harris C. Goldblat	Assistant	Since 2000	Associate General Counsel,	N/A	N/A
300 First Stamford Place	Secretary		Citigroup Asset Management
Stamford, CT 06902			(since 2000); Associate, Stroock
Age 32			& Stroock & Lavan LLP (from
1997 to 2000); Associate, Sills
Cummis Radin Tishman Epstein
& Gross (from 1996 to 1997)

*	Trustees are elected until their successors are elected and qualified.
**	Mr. Gerken is an “interested person” of the fund as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of Citi Fund Management Inc. or its affiliates.

22

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Trustees and Officers
Elliott J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
Stephen R. Gross
Diana R. Harrington
Susan B. Kerley
Alan G. Merten
C. Oscar Morong, Jr.
R. Richardson Pettit
Walter E. Robb, III

President/Chairman
R. Jay Gerken*

Secretary
Robert I. Frenkel*

Senior Vice-President and
Chief Administrative Officer
Lewis E. Daidone*

Treasurer
Irving P. David*
Controller
Frances M. Guggino*

* Affiliated Person of the Manager

Investment Manager
Citi Fund Management Inc.
100 First Stamford Place
Stamford, CT 06902

Distributor
Salomon Smith Barney Inc.

Transfer Agent
Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, NY 10004

Sub-Transfer Agent
PFPC
4400 Computer Drive
West Boro, MA 01581

Sub-Transfer Agent and Custodian
State Street Bank and Trust Company
225 Franklin Street,
Boston, MA 02110

Auditors
KPMG LLP
757 Third Avenue
New York, NY 10017

Legal Counsel
Bingham McCutchen LLP
150 Federal Street,
Boston, MA 02110

This report is prepared for the information of shareholders of Citi California Tax Free Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi California Tax Free Reserves.

©2002 Citicorp	Printed on recycled paper	CFA/RCA/802

CitiSM
Connecticut
Tax Free

ANNUAL REPORT AUGUST 31, 2002	Reserves

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

TABLE OF CONTENTS

Citi Connecticut Tax Free Reserves

Letter to Our Shareholders	1

Fund Facts	6

Fund Performance	7

Portfolio of Investments	8

Statement of Assets and Liabilities	10

Statement of Operations	11

Statements of Changes in Net Assets	12

Financial Highlights	13

Notes to Financial Statements	15

Independent Auditors’ Report	18

Additional Information	19

LETTER TO OUR SHAREHOLDERS

Dear Shareholder,

We are pleased to provide the annual report for CitiSM Connecticut Tax Free Reserves (the “Fund”) for the year ended August 31, 2002. In this report, we summarize what we believe to be the period’s prevailing economic and market conditions and outline our investment strategy. A detailed summary of the Fund’s performance can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

R. JAY GERKEN	CHARLES K. BARDES
Chairman	Portfolio Manager

Special Notice to Shareholders

We are pleased to report that R. Jay Gerken, a managing director of Salomon Smith Barney, Inc. has been elected Chairman of the Board of the Fund, and is also replacing Heath B. McLendon in his role, who has been appointed chairman of Salomon Smith Barneys new Equity Research Policy Committee. Previously, Jay managed the Smith Barney Growth and Income Fund for six years; developed and managed the Smith Barney Allocation Series Inc. from inception in 1996 through the end of 2001; and was responsible for the investment design and implementation of Citigroup Asset Managements college savings programs with the states of Illinois and Colorado.

Performance Update

The Fund’s Class N seven-day current yield was 0.76%, and its seven-day effective yield1 was also 0.76%, as of August 31, 2002.

Investment Objective

The Fund’s goals are to provide its shareholders with high levels of current income exempt from both federal and Connecticut personal income taxes, preservation of capital and liquidity. Of course, there is no assurance that the Fund will achieve its goals.

The Fund invests primarily in high quality municipal obligations and in participation or other interests in these obligations issued by banks, insurance companies and other financial institutions. Municipal obligations are debt securities issued by states, cities and towns and other public entities or qualifying issuers. The interest paid on these debt securities is generally lower than the interest paid on taxable securities.

Under normal market conditions, the Fund invests at least 80% of its assets in municipal obligations and interests in municipal obligations that pay interest that is exempt from both federal and Connecticut personal income taxes. These may include obligations of Puerto Rico and other U.S. territories.

[1]
The seven-day effective yield is calculated similarly to the seven-day yield but, when annualized, the income earned by an investment in a Portfolio or the Class is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the effect of the assumed reinvestment.

1

Subject to this 80% policy, the Fund may purchase municipal obligations whose interest is subject to Connecticut personal income taxes. The Fund may also invest in high quality securities that pay interest that is subject to federal income tax or federal alternative minimum tax.

The Fund may invest more than 25% of its assets in participation interests in municipal obligations that are issued by banks and/or backed by bank obligations. Please note that your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Portfolio Manager Municipal Bond Market Review

The changes and challenges of the last year were unpredictable and unfathomable. September of 2001 began uneventfully enough as money funds continued to see positive investment inflows despite the lack of meaningful supply of short-term product. On September 11 the world was shocked by the terrorist attacks against the United States that resulted in the destruction of the World Trade Center and devastating damage to the Pentagon. The fixed income markets closed for the first time since 1929 and reopened two days later amid much uncertainty and anxiety. On Sep-tember 17, in an effort to quell fears and to provide liquidity, the U.S. Federal Reserve Board (the “Fed”) lowered the federal funds rate2 (“fed funds rate”) by 50 basis points3 to 3%. The reaction to the rate cut by the short-term tax-exempt market was somewhat paradoxical. Many dealer remarketing agents reset rates on Variable Rate Demand Notes4 (“VRDNs”) higher to attract buyers, as corporations holding VRDNs sold them to raise funds for quarterly tax payments. Simultaneously, the market for tax-exempt notes was stronger due to lack of supply from new issue sales being postponed because of the attack.

October began as one of the largest tax-exempt note deals for 2001 came to market. A negotiated $1 billion New York City Transitional Finance Authority Recovery Note, issued solely for the purpose of assisting New York City in reconstruction from the terrorist attack, was well received by investors. On October 2, the Fed enacted its ninth rate cut for the year, lowering the target rate to 2.50%. The minutes of the Fed meeting cited, “that the attacks of September 11th might well have induced a mild downturn in economic activity after several months of little movement in the level of economic activity.” Most short-term tax-exempt securities’ yields fell in response to the rate cut, but still remained attractive versus comparable taxable alternatives such as commercial paper and repurchase agreements.

In November and December, short-term tax-exempt money markets continued to experience similar trends as investors looked to park money for the balance of 2001 amidst modest money market supply. The Fed responded to continued sluggishness

2
The fed funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans. The fed funds rate often points to the direction of U.S. interest rates.

3	A basis point is one one-hundredth (1/100 or 0.01) of one percent.
4	VRDNs are floating rate notes whose yields are pegged to short-term interest rates and may be sold back at par to the dealer/remarketing agent.

2

in the economy by reducing rates on November 6 and December 11, to 2% and 1.75% respectively. As the year drew to a close, many market observers believed the Fed’s task might be nearing a conclusion as economic releases showed glimpses of a rebound from recession.

As the New Year commenced, short-term rates fell due to technical factors arising from the “January effect.” The January effect describes a temporary increase in the demand for money market instruments caused by an influx of cash from maturing bonds and coupon interest chasing a dearth of supply. The expected January effect coupled with the presence of already low nominal yields hung like a dark cloud over money market funds. Many money market fund managers feared that paltry yields, net of operating expenses, would drive away investors. Unexpectedly, the January effect dissipated quickly. Money fund managers, relieved by the return to better market conditions in which to invest began to formulate strategies against a backdrop of some muted form of economic recovery. VRDN yields generally remained attractive relative to tax-exempt money funds in January.

February was a quieter month in terms of subscription activity, yet VRDN rates remained in a tight range as many investors remained invested in cash equivalents. Investors continued to rivet their attention on economic forecasts, waiting to see if the numbers released would point towards a recovery. In the latter portion of the month, Fed Chairman Alan Greenspan delivered his bi-annual report to Congress on the state of the U.S. economy and Fed interest rate policy. His comments concluded that in spite of a recovery being certain, the increase in economic growth was moderate.

A significant rise in market yields occurred during the month of March, as a shift in monetary policy sentiment coupled with positive economic data roiled the money markets. At the conclusion of the March 19th Federal Open Market Committee5 (“FOMC”) meeting, the Fed changed its bias on monetary policy from “weakness” to “neutral”, stating “against the background of its long-run goals of price stability and sustainable economic growth and of the information currently available, the risks are balanced with respect to prospects for both goals.” Owning VRDNs versus one-year notes became the desired strategy among money market funds given that many investors believed interest rates might rise.

The month of April has tended to be overshadowed by the expectation that investors will redeem cash from money funds to pay taxes. In this environment dealers have typically increased yields on VRDNs in an attempt to retain investors. However, as stories of accounting irregularities and other scandalous activities surfaced, coupled with tepid economic reports that reduced expectations of a strong recovery, investors began moving away from the embattled equity and corporate bond markets and into U.S. Treasuries and money market funds. In our view this migration offset much of the typical tax time redemption activity out of money funds. Notwithstanding, rates on tax-exempt money funds became more attractive versus their taxable counterparts. Moreover, the widespread expectation of an increase in rates at the Fed’s May meeting began to diminish.

5	The FOMC is a policy-making body of the Federal Reserve System responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

3

At the FOMC meeting on May 7, the Fed voted unanimously to keep the overnight bank lending rate at 1.75%. Minutes of the meeting cited that “the degree of the strengthening in final demand over coming quarters, an essential element in sustained economic expansion, is still uncertain.” As the bond market continued its rise, we believed tax-free instruments continued to look attractive. However, municipal notes maturing in one year were not appreciating in value as rapidly. In our opinion short-term money managers were being selective, as the specter of new supply during the June note season weighed on their investment decisions.

Short-term tax-exempt securities rallied in June, as cash rolling over from coupon interest and maturities was invested into money funds. New issues were generally well received by the marketplace, as many money managers awash in cash became more aggressive in purchasing notes. Among the more notable deals, the state of California sold $7.5 billion revenue anticipation warrants, which helped replenish the funds used to purchase electrical power during the energy crisis of 2001. The Fed left rates unchanged for the fourth consecutive time versus eleven rate cuts in 2001. The Fed’s dialogue exclaimed that economic activity continues to strengthen, but that the degree of strengthening remains uncertain.

The rates on short-term fixed-income securities fell temporarily due to technical factors arising from the “July effect.” Traditionally, an increase in the demand for money market instruments, caused by an influx of cash from maturing bonds and coupon interest, occurs in July of each year. Approximately $30 billion became available for reinvestment. Against the backdrop of uncertainty in the equity and fixed income markets, tax-exempt money funds continued to see subscription activity. As July progressed, more economic readings pointing toward a sluggish economy and the exodus continued from the stock market into the bond market. At the August 14 FOMC meeting, the Fed kept the overnight rate at 1.75%, but raised the possibility of additional rate cuts to stimulate the economy. A statement indicated that “weakness in financial markets and heightened uncertainty related to problems in corporate reporting and governance have prolonged a slowdown in economic growth.” U.S. Treasury securities extended their rally, sending yields to record lows across the yield curve6. In spite of the rally in U.S. Treasuries, money funds continued to see subscription activity from investors wishing to allocate a portion of their assets on the shorter end of the yield curve.

Portfolio Manager Connecticut Highlights

The state of Connecticut is currently rated “Aa2” by Moody’s Investor Service and “AA” by Standard and Poor’s Rating Service7 with negative outlooks assigned by both. We feel Connecticut has one of the heaviest debt loads of any state in the nation and in addition, we believe its employee pension is underfunded. Ironically, the fact that it is also one of the wealthiest of the states has heightened fiscal stress, as revenue from stock options and capital gains has dropped precipitously. Personal income tax revenue for the year ended June 30th was 12% under budget, and sales

6	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.
7	Moody’s Investor Service and Standard & Poor’s Ratings Service are two nationally recognized credit rating agencies.

4

tax revenue fell as well, although by a more modest 7%. The state’s wealth levels do provide some support for sustained consumer spending. Moreover, the state’s economy is relatively diverse, and includes defense manufacturing, insurance, education, financial services, and entertainment (casinos). Unemployment in July of 2002 was only 3.8%, as compared to the national rate of 5.9%.

The state used all of its Rainy Day Fund to balance this year’s budget. In addition, the state anticipates issuing deficit spending notes. Connecticut must confront a budget gap for fiscal 2004 of about $1 billion on revenues of $13 billion.

Portfolio Manager Municipal Bond Market Outlook

New issue supply is expected to exceed $300 billion as many municipalities continue to take advantage of the low interest rate environment. We expect the market to continue its strong performance in spite of this, as investors continue to seek low volatility alternatives. Moreover, many municipal securities continue to offer better yields than taxable bonds. In the weeks and months ahead, our strategy for the Fund will be to continue to invest its assets in securities that are among the highest quality available to money market funds. We feel a selective mix of municipal notes and VRDNs has enabled the Fund to perform relatively well.

Thank you for your investment in Citi Connecticut Tax Free Reserves and for your continued confidence in our investment strategy.

Sincerely,

R. Jay Gerken	Charles K. Bardes
Chairman	Portfolio Manager

September 17, 2002

The information provided in this letter by the portfolio manager represents the opinion of the portfolio manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed are those of the portfolio manager and may differ from those of other portfolio managers or of the firm as a whole. Furthermore, there is no assurance that certain securities will remain in or out of the Fund or that the percentage of the Fund’s assets in various sectors will remain the same. Please refer to pages 8 and 9 for a list and percentage breakdown of the Fund’s holdings. Also, please note that any discussion of the Fund’s holdings, the Fund’s performance, and the portfolio manager’s views are as of August 31, 2002 and are subject to change.

5

FUND FACTS

Fund Objective

To provide its shareholders with high levels of current income exempt from both federal and Connecticut personal income taxes,* preservation of capital and liquidity.

Investment Manager	Dividends
Citi Fund Management Inc.	Declared daily, paid monthly

Commencement of Operations	Capital Gains
Class N shares	Distributed annually, if any
December 1, 1993

Smith Barney Connecticut	Benchmark**
Money Market Portfolio	• Lipper Connecticut Tax Exempt
Class A shares (“Class A shares”)	Money Market Funds Average
July 3, 2001
• iMoneyNet, Inc. Connecticut Tax
Net Assets as of 8/31/02	Free Money Market Funds Average
Class N shares: $167.5 million
Class A shares: $66.1 million
*	A portion of the income may be subject to the Federal Alternative Minimum Tax (AMT). Consult your personal tax adviser.
**	The Lipper Funds Average and iMoneyNet, Inc. Funds Average reflect the performance (excluding sales charges) of mutual funds with similar objectives.

Citi is a service mark of Citicorp.

6

FUND PERFORMANCE

Total Returns

	One	Five	Since
For the Periods Ended August 31, 2002	Year	Years*	Inception*

Citi Connecticut Tax Free Reserves Class N	1.10%	2.51%	2.75	%#
Lipper Connecticut Tax Exempt Money
Market Funds Average	0.89%	2.36%	2.54	%†
iMoneyNet, Inc. Connecticut Tax Free
Money Market Funds Average	0.89%	2.35%	2.48	%†
Smith Barney Connecticut Money
Market Portfolio Class A	1.09%	—	1.20	%##
* Average Annual Total Return	# Commencement of Operations 12/1/93
† Since 11/30/93	## Commencement of Operations 7/3/01
7-Day Yields	Class N	Class A

Annualized Current	0.76%	0.75%
Effective	0.76%	0.75%

The Annualized Current 7-Day Yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.

The Effective 7-Day Yield is calculated similarly, but when annualized, the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield may be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund’s yield more closely reflects the current earnings of the fund than does the total return.

Important Tax Information—For the fiscal year ended August 31, 2002, Citi Connecticut Tax Free Reserves Class N shares paid $0.01092 per share, Smith Barney Connecticut Money Market Portfolio Class A shares paid $0.01088 per share to shareholders from net investment income. For such period, the Fund designated all dividends paid as exempt-interest dividends. Thus, 100% of these distributions during this period were exempt from federal income tax and 83.6% of dividends earned were also exempt from Connecticut personal income tax. In addition, 7.5% of the dividends were derived from income earned from certain government obligations which may be subject to the Federal Alternative Minimum Tax (AMT).

Comparison of 7-Day Yields for Citi Connecticut Tax Free Reserves Class N vs. iMoneyNet, Inc. Connecticut Tax Free Money Market Funds Average

As illustrated, Citi Connecticut Tax Free Reserves Class N provided an annualized seven-day yield comparable to that of the iMoneyNet, Inc. Connecticut Tax Free Money Market Funds Average, as published in iMoneyNet, Inc. Money Fund ReportTM, for the one-year period.

Note: Although money market funds seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.Yields and total returns will fluctuate and past performance is no guarantee of future results.Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund’s returns and yields would have been lower.

7

Citi Connecticut Tax Free Reserves
PORTFOLIO OF INVESTMENTS	August 31, 2002

	Principal
	Amount
Issuer	(000’s omitted)	Value

Annual and Semi-Annual Tender Revenue
Bonds and Notes (Puts) — 3.1%

Connecticut State
Clean Water Fund,
5.375% due 11/01/02	$1,000	$1,006,911
Puerto Rico Industrial
Tourist Educational
Medical & Environmental
Control Facilities
Financing Authority,
4.15% due 10/01/02	1,000	1,002,309
University, CT,
3.00% due 5/15/02	1,555	1,560,170
Virgin Islands Public
Financing Authority,
7.25% due 10/01/02	3,600	3,688,678

		7,258,068

Bond, Revenue,Tax,Tax and Revenue
Anticipation Notes and General Obligation
Bonds and Notes — 31.9%

Bethel, CT, BANs,
2.25% due 11/05/02	10,000	10,017,492
Bristol, CT, G.O.,
2.00% due 10/01/02	2,690	2,691,308
Enfield, CT, G.O.,
5.00% due 3/01/03	1,000	1,017,160
Killingworth, CT, BANs,
3.00% due 9/05/02	995	995,064
Madison, CT, BANs,
2.00% due 3/20/03	15,000	15,051,319
Meriden, CT, BANs,
2.50% due 8/08/03	10,000	10,101,272
New Fairfield, CT, BANs,
2.25% due 10/31/02	4,490	4,497,359
New Haven, CT, G.O.,
2.25% due 1/30/03	5,000	5,019,354
New Haven, CT, G.O.,
7.00% due 2/15/03	1,000	1,023,680
Ridgefield, CT, G.O.,
2.00% due 9/20/02	2,900	2,900,890
Stamford, CT, BANs,
5.00% due 7/15/03	1,825	1,879,849
Trumbull, CT, BANs,
3.00% due 9/16/02	18,418	18,422,526
Westport , CT, G.O.,
4.00% due 12/1/02	1,030	1,035,701

		74,652,974

Variable Rate Demand Notes* — 65.2%
Connecticut State,
due 5/15/14	$1,300	$1,300,000
Connecticut State,
due 2/15/21	10,000	10,000,000
Connecticut State
Development Authority
Revenue, AMT,
due 7/01/15	10,940	10,940,000
Connecticut State
Development Authority
Revenue, AMT,
due 6/01/13	3,200	3,200,000
Connecticut State
Development Authority
Revenue, AMT,
due 6/01/18	915	915,000
Connecticut State
Development Authority
Revenue,
due 10/01/23	1,310	1,310,000
Connecticut State Health
and Educational Facilities,
due 7/01/13	1,160	1,160,000
Connecticut State Health
and Educational Facilities,
due 7/01/20	8,860	8,860,000
Connecticut State Health
and Educational Facilities,
due 7/01/22	4,100	4,100,000
Connecticut State Health
and Educational Facilities,
due 7/01/24	12,585	12,585,000
Connecticut State Health
and Educational Facilities,
due 7/01/27	2,000	2,000,000
Connecticut State Health
and Educational Facilities,
due 7/01/29	4,000	4,000,000
Connecticut State Health
and Educational Facilities,
due 7/01/30	2,165	2,165,000
Connecticut State Health
and Educational Facilities,
due 7/01/30	3,000	3,000,000
Connecticut State Health
and Educational Facilities,
due 7/01/30	2,300	2,300,000
Connecticut State Health
and Educational Facilities,
due 7/01/31	1,320	1,320,000
Connecticut State Health
and Educational Facilities,
due 7/01/31	4,890	4,890,000

8

Citi Connecticut Tax Free Reserves
PORTFOLIO OF INVESTMENTS	(Continued)	August 31, 2002

Principal
Amount
Issuer	(000’s omitted)	Value

Variable Rate Demand Notes* — (cont’d)

Connecticut State Health
and Educational Facilities,
due 7/01/31	$7,500	$7,500,000
Connecticut State Health
and Educational Facilities,
due 7/01/33	2,600	2,600,000
Connecticut State Health
and Educational Facilities,
due 7/01/33	800	800,000
Connecticut State Housing
Finance Authority,
due 5/15/18	3,345	3,345,000
Connecticut State Housing
Finance Authority,
due 11/15/24	1,884	1,884,000
Connecticut State Housing
Finance Authority,
due 11/15/30	975	975,000
Connecticut State Housing
Finance Authority,
due 5/15/31	4,845	4,845,000
Connecticut State Special
Tax Obligation,
due 12/01/10	4,800	4,800,000
Connecticut State Special
Tax Obligation,
due 10/01/11	5,000	5,000,000
Koch Trust,
due 10/06/03	160	160,000
Municipal Securities Trust,
AMT,
due 3/30/15	9,000	9,000,000
Nashville and Davidson
Counties,TN,
Metropolitan Government,
1.60% due 7/28/03	7,500	7,500,000
Norwalk, CT, G.O.,
1.35% due 2/01/17	8,000	8,000,000
Puerto Rico
Commonwealth
Highways &
Transportation,
due 7/17/03	2,090	2,090,000
Puerto Rico
Commonwealth
Infrastructure
Financing Authority,
due 1/07/07	3,000	3,000,000
Puerto Rico
Commonwealth
Infrastructure
Financing Authority,
due 10/01/32	300	300,000
Puerto Rico
Government
Development Bank,
due 12/01/15	$2,200	$2,200,000
Puerto Rico Industrial
Tourist Educational
Medical & Environmental
Control Facilities
Financing Authority,
due 12/01/30	4,400	4,400,000
Puerto Rico Municipal
Financial Agency, G.O.,
1.27% due 8/01/15	1,035	1,035,000
Puerto Rico Public
Finance Corp.,
due 6/01/26	1,705	1,705,000
Shelton, CT, Housing
Authority Revenue,
due 12/01/30	1,795	1,795,000
University, CT, Revenue,
due 11/15/25	5,335	5,335,000

		152,314,000

Total Investments,
at Amortized Cost	100.2%	234,225,042
Other Assets,
Less Liabilities	(0.2)	(562,061)

Net Assets	100.0%	$233,662,981

AMT — Subject to Alternative Minimum Tax
*	Variable rate demand notes have a demand feature under which the Fund could tender them back to the issuer on no more than 7 days notice. See notes to financial statements

9

Citi Connecticut Tax Free Reserves

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2002

Assets:
Investments, at amortized cost (Note 1A)	$234,225,042
Cash	126,646
Interest receivable	1,351,774

Total assets	235,703,462

Liabilities:
Dividends payable	95,598
Payable for investments purchased	1,319,051
Payable for shares of beneficial interest repurchased	411,325
Management fees payable (Note 3)	92,417
Distribution/Service fees payable (Note 4)	41,967
Accrued expenses and other liabilities	80,123

Total liabilities	2,040,481

Net Assets	$233,662,981

Net Assets Consist of:
Paid-in capital	$233,660,172
Accumulated net realized gain on investments	2,809

Total	$233,662,981

Class N shares:
Net Asset Value, Offering Price and Redemption Price Per Share
($167,540,948/167,538,983 shares outstanding)	$1.00

Smith Barney Connecticut Money Market Portfolio
Class A shares:
Net Asset Value, Offering Price and Redemption Price Per Share
($66,122,033/66,121,189 shares outstanding)	$1.00

See notes to financial statements

10

Citi Connecticut Tax Free Reserves

STATEMENT OF OPERATIONS

For the Year Ended August 31, 2002

Investment Income (Note 1B)		$4,343,832
Expenses:
Management fees (Note 3)	$751,713
Distribution/Service fees Class N shares (Note 4)	374,851
Distribution/Service fees Class A shares (Note 4)	58,419
Administrative fees (Note 3)	210,605
Shareholder Servicing Agents’ fees Class N shares (Note 4A)	178,876
Investment Advisory fees (Note 3)	168,484
Legal fees	83,665
Custody and fund accounting fees	62,796
Shareholder reports	56,805
Transfer agent fees	49,285
Audit fees	24,865
Blue sky fees	19,372
Trustees’ fees	3,450
Miscellaneous	52,297

Total expenses	2,095,483
Less: aggregate amounts waived by the Manager, Investment
Adviser, Administrator, and Distributor (Notes 3 and 4)	(458,128)
Less: fees paid indirectly (Note 1E)	(3,770)

Net expenses		1,633,585

Net investment income		2,710,247
Net Realized Gain on Investments		35,578

Net Increase in Net Assets Resulting from Operations		$2,745,825

See notes to financial statements

11

Citi Connecticut Tax Free Reserves

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended August 31,

	2002	2001

Increase in Net Assets from Operations:
Net investment income	$2,710,247	$6,198,014
Net realized gain (loss) on investments	35,578	(203)

Net increase in net assets resulting from operations	2,745,825	6,197,811

From Investment Activities:
Net investment income, declared as dividends to shareholders (Note 2):
Class N shares	(2,115,149)	(6,163,054)
Class A shares	(595,098)	(41,321)

Decrease in net assets from distributions to shareholders	(2,710,247)	(6,204,375)

Net investment income, declared as net realized gains to shareholders
Class N shares	(28,689)	—
Class A shares	(4,136)	—

Decrease in net assets from distributions to shareholders	(32,825)	—

Transactions in Shares of Beneficial Interest at
Net Asset Value of $1.00 Per Share (Note 5):
Class N Shares
Proceeds from sale of shares	232,643,745	283,328,763
Net asset value of shares issued to shareholders
from reinvestment of dividends	413,032	625,027
Cost of shares repurchased	(295,441,748)	(262,424,527)

Total Class N shares	(62,384,971)	21,529,263

Transactions in Shares of Beneficial Interest at
Net Asset Value of $1.00 Per Share (Note 5):
Smith Barney Connecticut Money Market Portfolio
Class A Shares
Proceeds from sale of shares	268,484,830	47,551,519
Net asset value of shares issued to shareholders
from reinvestment of dividends	616,722	8,390
Cost of shares repurchased	(234,952,325)	(15,587,946)

Total Class A shares	34,149,227	31,971,963

Transactions in Shares of Beneficial Interest at
Net Asset Value of $1.00 Per Share (Note 5):
Cititrade Shares (Note 1)
Proceeds from sale of shares	—	54,568
Net asset value of shares issued to shareholders
from reinvestment of dividends	—	157
Cost of shares repurchased	—	(56,471)

Total Cititrade shares	—	(1,746)

Total increase (decrease) in net assets from transactions in shares of
beneficial interest	(28,235,744)	53,499,480

Net Increase (Decrease) in Net Assets	(28,232,991)	53,492,916

Net Assets:
Beginning of year	261,895,972	208,403,056

End of year	$233,662,981	$ 261,895,972

See notes to financial statements

12

Citi Connecticut Tax Free Reserves

FINANCIAL HIGHLIGHTS

		Class N shares

		Year Ended August 31,

	2002	2001	2000	1999	1998

Net Asset Value,
beginning of year	$1.00000	$1.00000	$1.00000	$1.00000	$1.00000
Net investment income	0.01092	0.02724	0.03052	0.02550	0.02971
Less dividends from
net investment income	(0.01092)	(0.02724)	(0.03052)	(0.02550)	(0.02971)

Net Asset Value,
end of year	$1.00000	$1.00000	$1.00000	$1.00000	$1.00000

Ratios/Supplemental Data:
Net assets, end of year
(000’s omitted)	$167,541	$229,924	$208,401	$162,053	$156,552
Ratio of expenses to
average net assets	0.65%	0.65%	0.65%	0.65%	0.66%
Ratio of expenses to
average net assets after
fees paid indirectly	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income
to average net assets	1.10%	2.70%	3.08%	2.54%	2.98%
Total return	1.10%	2.76%	3.10%	2.58%	3.01%

Note: If Agents of the Fund had not voluntarily waived all or a portion of their fees from the Fund for the years indicated and the expenses were not reduced for the fees paid indirectly, the ratios and net investment income per share would have been as follows:

Net investment income
per share	$0.00881	$0.02453	$0.02819	$0.02289	$0.02712
Ratios:
Expenses to average net assets	0.83%	0.92%	0.93%	0.91%	0.91%
Net investment income to
average net assets	0.92%	2.43%	2.80%	2.28%	2.72%

See notes to financial statements

13

Citi Connecticut Tax Free Reserves

FINANCIAL HIGHLIGHTS (Continued)

	Smith Barney Connecticut Money
	Market Portfolio Class A shares

		For the period
		July 3, 2001
		(Commencement of
	Year Ended	operations)
	August 31, 2002	to August 31, 2001

Net Asset Value, beginning of year	$1.00000	$1.00000
Net investment income	0.01088	0.00301
Less dividends from net investment income	(0.01088)	(0.00301)

Net Asset Value, end of year	$1.00000	$1.00000

Ratios/Supplemental Data:
Net Assets, end of year (000’s omitted)	$66,122	$31,972
Ratio of expenses to average net assets	0.65%	0.65	%*
Ratio of expenses to average net assets after
fees paid indirectly	0.65%	0.65	%*
Ratio of net investment income to average net assets	1.09%	1.77	%*
Total return	1.09%	0.30	%**

Note: If Agents of the Fund had not voluntarily waived all or a portion of their fees from the Fund for the years indicated and the expenses were not reduced for the fees paid indirectly, the ratios and net investment income per share would have been as follows:

Net investment income per share	$0.00925	$0.00030
Ratios:
Expenses to average net assets	0.83%	4.37	%*
Net investment income (loss) to average net assets	0.92%	(1.95	)%*

*	Annualized
**	Not Annualized

See notes to financial statements

14

Citi Connecticut Tax Free Reserves

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies Citi Connecticut Tax Free Reserves (the “Fund”) is a separate non-diversified series of CitiFunds Trust III (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund was formerly a separate non-diversified series of CitiFunds Multi-State Tax Free Trust. The Investment Manager of the Fund is Citi Fund Management Inc. (the “Manager”). Salomon Smith Barney Inc. is the Fund’s Distributor.

     The Fund as of August 31, 2002 offers Class N shares and Smith Barney Con-necticut Money Market Portfolio Class A shares (“Class A shares”). The Fund commenced its public offering of Class A shares on July 3, 2001. The Fund commenced its public offering of Cititrade shares on August 18, 2000 and the 1,746 shares outstanding, with a value of $1,746 were converted to Class N shares on May 14, 2001. Shares converted are reflected as a repurchase of Cititrade and a sale of Class N shares in the financial statement. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets of the Fund if the Fund were liquidated.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Fund are as follows:

     A.Valuation of Investments Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Fund’s use of amortized cost is subject to the Fund’s compliance with certain conditions as spec-ified under the Investment Company Act of 1940.

     B. Interest Income Interest income consists of interest accrued, and accretion of market discount less the amortization of any premium on the investments of the Fund.

     C. Federal Taxes The Fund’s policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary. Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

     D. Expenses The Fund bears all costs of its operations other than expenses specifi-cally assumed by the Manager. Expenses incurred by the Trust with respect to any two or more Funds in a series are allocated in proportion to the average net assets of each

15

Citi Connecticut Tax Free Reserves

NOTES TO FINANCIAL STATEMENTS (Continued)

fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

     E. Fees Paid Indirectly The Fund’s custodian calculates its fees based on the Fund’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

     F. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

2. Dividends The net income of the Fund is determined once daily, as of 12:00 noon Eastern Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder’s Shareholder Servicing Agent), on or prior to the last business day of the month.

3. Investment Advisory/Administrative/Management Fees The investment advisory fee paid to the Manager, as compensation for overall investment management services, amounted to $168,484, of which $72,337 was voluntarily waived for the period from September 1, 2001 through December 31, 2001. The investment advisory fee is computed at the annual rate of 0.20% of the Fund’s average daily net assets.

     Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, were computed at the annual rate of 0.25% of the Fund’s average daily net assets. The administrative fees amounted to $210,605, of which $72,543 was voluntarily waived for the period from September 1, 2001 through December 31, 2001. On December 31, 2001, the Fund terminated its administrative services and investment advisory agreements and implemented a management agreement. The management fees paid to the Manager for the period from January 1, 2002 through August 31, 2002 amounted to $751,713, of which $252,661 was voluntarily waived. The new management fees are computed at an annual rate of 0.45% of the Fund’s average daily net assets. The fund pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Manager or its affiliates.

4. Distribution/Service Fees Effective January 1, 2002 the Fund adopted a new Distribution Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the prior plan the Fund paid monthly fees at a rate not to exceed 0.10% of Class N average daily net assets. The distribution fees for Class N amounted to $71,550, of which $60,587 was voluntarily waived for the period from September 1, 2001 through December 31, 2001. Under the new Service Plan, the Fund pays monthly fees at an annual rate not to exceed 0.25% for Class N and 0.10% for

16

Citi Connecticut Tax Free Reserves

NOTES TO FINANCIAL STATEMENTS (Continued)

Class A average daily net assets. The Service fees paid amounted to $303,301 for Class N for the period from January 1, 2002 through August 31, 2002 and $58,419 for Class A for the year ended August 31, 2002. These fees may be used to make payments to the distributor and to Service Agents or others as compensation for the sale of Fund shares or for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

     A. Shareholder Servicing Agent Fees The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, but may not exceed, on an annualized basis, an amount equal to 0.25% of the average daily net assets of the Fund represented by shares owned during the period by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. Shareholder Servicing Agent fees amounted to $178,876 for Class N, for the period from September 1, 2001 through December 31, 2001. The Shareholder Servicing Agent Agreement was terminated on December 31, 2001.

5. Shares of Beneficial Interest The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value).

6. Investment Transactions Purchases, and maturities and sales of money market instruments aggregated $682,428,475 and $713,846,600, respectively, for the year ended August 31, 2002.

7. Federal Income Tax Basis of Investment Securities The cost of investment securities owned at August 31, 2002 for federal income tax purposes, amounted to $234,225,042.

17

Citi Connecticut Tax Free Reserves

INDEPENDENT AUDITORS ’ REPORT

To the Trustees and Shareholders of
Citi Connecticut Tax Free Reserves:

     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Citi Connecticut Tax Free Reserves of CitiFunds Trust III (the “Trust”) (a Massachusetts business trust) as of August 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights for each of the years in the three-year period ended August 31, 2000 were audited by other auditors whose report thereon, dated October 4, 2000, expressed an unqualified opinion on the statements of changes in net assets and financial highlights.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2002 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Citi Connecti-cut Tax Free Reserves of CitiFunds Trust III as of August 31, 2002, and the results of its operations for the year then ended, the changes in its net assets, and the finan-cial highlights for each of the years in the two-year period ended August 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

New York, New York
October 11, 2002

18

Citi Connecticut Tax Free Reserves

ADDITIONAL INFORMATION (Unaudited)

Information about Trustees and Officers The business and affairs of the Fund are managed under the direction of the Fund’s Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below. Each Trustee and officer holds office for his or her lifetime, unless that individual resigns, retires or is otherwise removed. The Statement of Additional Information includes additional information about Fund Trustees and is available, without charge, upon request by calling 1-800-451-2010.

				Number of	Other
			Principal	Funds In Fund	Directorships
	Position(s)	Length	Occupation(s)	Complex	Held by
	Held with	of Time	During Past	Overseen by	Director During
Name, Address and Age	Fund	Served*	Five Years	Director	Past Five Years

NON-INTERESTED
TRUSTEES:
Elliott J. Berv	Trustee	Since 1986	President and Chief	35	Board Member,
607 E. 45th Street			Operations Officer, Landmark		American
Savannah, GA 31405			City (Real Estate		Identity Corp.
Age 59			Development) (since 2002);		(doing business
			Executive Vice President and		as Morpheus
			Chief Operations Officer,		Technologies)
			DigiGym Systems (On-line		(biometric
			Personal Training Systems)		information
			(since 2001); Chief Executive		management)
			Officer, Rocket City Enterprises		(since 2002;
			(Internet Service Company)		consultant
			(since 2000).		since 1999);
Director,
Lapoint Indus-
tries (Indus-
trial Filter
Company)
(since 2002);
Director,
Alzheimer’s
Association
(New England
Chapter) (since
1998).
Donald M. Carlton	Trustee	Since 2001	Consultant, URS Corporation	30	Director,
125 Broad Street			(Engineering) (since 1999);		American
New York, NY 10004			former Chief Executive Officer,		Electric Power
Age 65			Radian International L.L.C.		(Electric
			(Engineering) (from 1996 to		Utility)
			1998), Member of Management		(since 1999);
			Committee, Signature Science		Director,
			(Research and Development)		Valero Energy
			(since 2000).		(Petroleum
Refining)
(since 1999);
Director,
National
Instruments
Corp.
(Technology)
(since 1994).

19

Citi Connecticut Tax Free Reserves

ADDITIONAL INFORMATION (Unaudited) (Continued)

				Number of	Other
			Principal	Funds In Fund	Directorships
	Position(s)	Length	Occupation(s)	Complex	Held by
	Held with	of Time	During Past	Overseen by	Director During
Name, Address and Age	Fund	Served*	Five Years	Director	Past Five Years

A. Benton Cocanougher	Trustee	Since 2001	Dean Emeritus and Wiley	30	Former Direc-
125 Broad Street			Professor, Texas A&M		tor, Randall’s
New York, NY 10004			University (since 2001);		Food Markets,
Age 64			former Dean and Professor		Inc. (from 1990
			of Marketing, College and		to 1999); for-
			Graduate School of		mer Director,
			Business of Texas A & M		First American
			University (from 1987 to		Bank and First
			2001).		American Sav-
ings Bank (from
1994 to 1999).
Mark T. Finn	Trustee	Since 1990	Chairman and Owner, Vantage	35	Former Presi-
Vantage Consulting			Consulting Group, Inc.		dent and Dir-
Group, Inc.			(Investment Advisory and		ector, Delta
3500 Pacific Avenue			Consulting Firm) (since 1988);		Financial, Inc.
Virginia Beach, VA 23451			former Vice Chairman and		(Investment
Age 59			Chief Operating Officer,		Advisory Firm)
			Lindner Asset Management		(from 1983 to
			Company (Mutual Fund		1999).
Company) (from March 1999
to 2001); former General
Partner and Shareholder,
Greenwich Ventures, LLC
(Investment Partnership)
(from 1996 to 2001); former
President, Secretary, and
Owner, Phoenix Trading Co.
(Commodity Trading Advisory
Firm) (from 1997 to 2000).
Stephen R. Gross	Trustee	Since 2001	Partner, Capital Investment	30	Director,
125 Broad Street			Advisory Partners (Consulting)		United Telesis,
New York, NY 10004			(since January 2000);		Inc. (Telecom-
Age 54			Managing Director,		munications)
			Fountainhead Ventures,		(since 1997);
			Ltd. (Consulting) (from		Director,
			1998 to 2002); Secretary,		eBank.com, Inc.
			Carint of N.A. (Manufacturing)		(since 1997);
			(since 1988); former		Director, Ander-
			Treasurer, Hank Aaron		sen Calhoun,
			Enterprises (Fast Food		Inc. (Assisted
			Franchise) (from 1990 to		Living) (since
			2001); Chairman, Gross,		1987); former
			Collins & Cress, P.C.		Director, Char-
			(Accounting Firm)		ter Bank, Inc.
			(since 1979); Treasurer,		(from 1987 to
			Coventry Limited, Inc.		1997); former
			(since 1985).		Director, Yu
Save, Inc. (Inter-
net Company)
(from 1998 to
2000); former
Director,
Hotpalm, Inc.
(Wireless Appli-
cations) (from
1998 to 2000);
former Director,
Ikon Ventures,
Inc. (from 1997
to 1998).

20

Citi Connecticut Tax Free Reserves

ADDITIONAL INFORMATION (Unaudited) (Continued)

				Number of	Other
			Principal	Funds In Fund	Directorships
	Position(s)	Length	Occupation(s)	Complex	Held by
	Held with	of Time	During Past	Overseen by	Director During
Name, Address and Age	Fund	Served*	Five Years	Director	Past Five Years

Diana R. Harrington	Trustee	Since 1992	Professor, Babson College	35	Former
Babson College			(since 1992).		Trustee, The
Dept. of Finance					Highland
West Gate					Family of
Babson Park, MA 02157					Funds
Age 62					(Investment
Company)
(from March
1997 to March
1998).
Susan B. Kerley	Trustee	Since 1991	Consultant, Strategic	35	Director,
125 Broad Street			Management Advisors, LLC		Eclipse Funds
New York, NY 10004			Global Research Associates, Inc.		(currently
Age 51			(Investment Consulting)		supervises 17
			(since 1990).		investment
companies in
fund complex).
Alan G. Merten	Trustee	Since 2001	President, George Mason	30	Director,
George Mason University			University (since 1996).		Comshare,
4400 University Drive					Inc.
Fairfax, VA 22030					(Information
Age 60					Technology)
(since 1985);
former Direc-
tor, Indus
(Information
Technology)
(from 1995 to
1999).
C. Oscar Morong, Jr.	Trustee	Since 1992	Managing Director, Morong	35	Former
125 Broad Street			Capital Management		Director,
New York, NY 10004			(since 1993).		Indonesia
Age 67					Fund (Closed
End Fund)
(from 1990 to
1999).
Trustee, Mor-
gan Stanley
Institutional
Fund
(currently
supervises 75
investment
companies)
(since 1993).
R. Richardson Pettit	Trustee	Since 2001	Professor of Finance,	30	None
Dept. of Finance			University of Houston
University of Houston			(since 1977);
4800 Calhoun			Independent Consultant
Houston, TX 77204			(since 1984).
Age 60

21

Citi Connecticut Tax Free Reserves

ADDITIONAL INFORMATION (Unaudited) (Continued)

				Number of	Other
			Principal	Funds In Fund	Directorships
	Position(s)	Length	Occupation(s)	Complex	Held by
	Held with	of Time	During Past	Overseen by	Director During
Name, Address and Age	Fund	Served*	Five Years	Director	Past Five Years

Walter E. Robb, III	Trustee	Since 1985	President, Benchmark	35	Director, John
Robb Associates			Consulting Group, Inc. (Service		Boyle & Co.,
110 Broad Street			Company) (since 1991); Sole		Inc. (Textiles)
3rd Floor			Proprietor, Robb Associates		(since 1999);
Boston, MA 02110			(Corporate Financial Advisors)		Director,
Age 75			(since 1978); Co-owner, Kedron		Harbor Sweets,
			Design (Gifts) (since 1978);		Inc. (Candy)
			former President and Treasurer,		(since 1990);
			Benchmark Advisors, Inc.		Director, W.A.
			(Corporate Financial Advisors)		Wilde Co.
			(from 1989 to 2000).		(Direct Mail)
(since 1989);
Director,
Alpha Granger
Manufactur-
ing, Inc.
(Electronics)
(since 1983);
former
Trustee,
MFS Family
of Funds
(Investment
Company)
(from 1985 to
2001).
INTERESTED
TRUSTEES:
R. Jay Gerken**	President	Since 2002	President since 2002; Managing	Chairman	N/A
125 Broad Street	and		Director, Salomon Smith	of the
New York, NY 10004	Trustee		Barney (since 1996).	Board,
Age 50				Trustee or
Director
of 152

OFFICERS:
Lewis E. Daidone	Senior Vice	Since 2000	Managing Director, Salomon	N/A	N/A
125 Broad Street	President		Smith Barney (since 1990);
New York, NY 10004	and		Chief Financial Officer,
Age 45	Chief		Smith Barney Mutual Funds;
	Adminis-		Director and Senior Vice
	trative		President, Smith Barney Fund
	Officer		Management LLC and
Travelers Investment Adviser.
Irving P. David	Treasurer	Since 2002	Director, Salomon Smith	N/A	N/A
125 Broad Street			Barney (since 1997);
New York, NY 10004			former Assistant
Age 41			Treasurer, First Investment
Management Company (from
1988 to 1994).
Frances M. Guggino	Controller	Since 2002	Vice President, Citigroup Asset	N/A	N/A
125 Broad Street			Management (since 1991).
New York, NY 10004
Age 45

22

Citi Connecticut Tax Free Reserves

ADDITIONAL INFORMATION (Unaudited) (Continued)

				Number of	Other
			Principal	Funds In Fund	Directorships
	Position(s)	Length	Occupation(s)	Complex	Held by
	Held with	of Time	During Past	Overseen by	Director During
Name, Address and Age	Fund	Served*	Five Years	Director	Past Five Years

Marianne Motley	Assistant	Since 2000	Director, Mutual Funds	N/A	N/A
125 Broad Street	Treasurer		Administration for Salomon
New York, NY 10004			Smith Barney (since 1994)
Age 43
Robert I. Frenkel	Secretary	Since 2000	Managing Director and	N/A	N/A
300 First Stamford Place			General Counsel, Global
Stamford, CT 06902			Mutual Funds for Citigroup
Age 48			Asset Management (since 1994)
Thomas C. Mandia	Assistant	Since 2000	Director and Deputy General	N/A	N/A
300 First Stamford Place	Secretary		Counsel, Citigroup Asset
Stamford, CT 06902			Management (since 1992)
Age 40
Rosemary D. Emmens	Assistant	Since 2000	Vice President and Associate	N/A	N/A
300 First Stamford Place	Secretary		General Counsel, Citigroup
Stamford, CT 06902			Asset Management (since 1998);
Age 32			Counsel, The Dreyfus
Corporation (from 1995 to 1998)
Harris C. Goldblat	Assistant	Since 2000	Associate General Counsel,	N/A	N/A
300 First Stamford Place	Secretary		Citigroup Asset Management
Stamford, CT 06902			(since 2000); Associate, Stroock
Age 32			& Stroock & Lavan LLP (from
1997 to 2000); Associate, Sills
Cummis Radin Tishman Epstein
& Gross (from 1996 to 1997)
*	Trustees are elected until their successors are elected and qualified.
**	Mr. Gerken is an “interested person” of the fund as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of Citi Fund Management Inc. or its affiliates.

23

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Trustees and Officers
Elliott J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
Stephen R. Gross
Diana R. Harrington
Susan B. Kerley
Alan G. Merten
C. Oscar Morong Jr.
R. Richardson Pettit
Walter E. Robb, III
President/Chairman
R. Jay Gerken*
Secretary
Robert I. Frenkel*
Senior Vice President and
Chief Administrative Officer
Lewis E. Daidone*
Treasurer
Irving P. David*
Controller
Frances M. Guggino*

* Affiliated Person of Investment Manager
Investment Manager
Citi Fund Management Inc.
100 First Stamford Place
Stamford, CT 06902
Distributor
Salomon Smith Barney Inc.
Transfer Agent
Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, NY 10004
Sub-Transfer Agent
PFPC
4400 Computer Drive
West Boro, MA 01581
Sub-Transfer Agent and Custodian
State Street Bank and Trust Company
225 Franklin Street,
Boston, MA 02110
Auditors
KPMG LLP
757 Third Avenue
New York, NY 10017
Legal Counsel
Bingham McCutchen LLP
150 Federal Street
Boston, MA 02110

This report is prepared for the information of shareholders of Citi Connecticut Tax Free Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi Connecticut Tax Free Reserves.

©2002 Citicorp	Printed on recycled paper	CFA/RCT/802